UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10041

JNL Investors Series Trust

(Exact Name of Registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices) (Zip code)

Steven J. Fredricks
Jackson National Asset Management, LLC
1 Corporate Way
Lansing, Michigan 48951

(Name and address of agent for service)

Registrant's telephone number, including area code: 517-381-5500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2006 – April 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Shareholders

JACKSON FUNDSSM

April 30, 2007 Semi-Annual Report

Not FDIC/NCUA insured • May lose value • Not bank/CU guaranteed • Not a deposit • Not insured by any federal agency

June 18, 2007

Dear Shareholder:

The enclosed report covers the financial results of the Jackson FundsSM from their December 29, 2006 commencement of operations through April 30, 2007. The launch of the Funds has been a rewarding and promising time for us. We are pleased with the Funds’ early performance and growth.

Jackson Funds were developed to help address long-term diversification and asset growth needs. Our investment strategies utilize an objective and impartial methodology in the stock selection process. We firmly believe in diversified portfolios that are consistent and transparent. We are committed to providing our shareholders a disciplined approach to investing their money.

In today’s complex financial marketplace, we understand you have plenty of choices for your investment dollars. Thank you for choosing Jackson Funds as part of your investment plan.

Sincerely,

Mark D. Nerud

President, JNL Investors Series Trust

Jackson FundsSM (Unaudited)

Schedules of Investments

April 30, 2007

Jackson Perspective 5 Fund
COMMON STOCKS - 95.8%
CONSUMER DISCRETIONARY - 23.0%	Shares/Par	Value
Autoliv Inc.	2,411	$140,200
Brown Shoe Co. Inc.	4,155	112,102
Buckle Inc.	2,791	99,415
Buffalo Wild Wings Inc. (b)	827	53,987
CBS Corp. - Class B (g)	4,592	145,888
Compass Group Plc	41,417	299,532
Dow Jones & Co. Inc. (g)	3,895	141,505
General Motors Corp.	32,727	1,022,064
Genuine Parts Co.	3,050	150,701
GKN Plc	43,134	329,765
Group 1 Automotive Inc.	2,291	93,931
Gymboree Corp. (b)	3,047	116,334
Hilton Hotels Corp.	10,374	352,716
Interface Inc.	5,057	85,210
Leggett & Platt Inc.	6,145	144,530
Mattel Inc.	6,316	178,743
Movado Group Inc.	1,829	60,211
New York Times Co. - Class A (g)	6,115	143,091
Newell Rubbermaid Inc.	4,956	152,001
Shaw Communications Inc.	4,488	173,910
Stanley Works	2,868	167,147
Starwood Hotels & Resorts Worldwide Inc.	2,339	156,760
VF Corp.	1,782	156,477
		4,476,220
CONSUMER STAPLES - 8.9%
Altria Group Inc.	4,172	287,534
Anheuser-Busch Cos. Inc.	2,948	145,012
ConAgra Foods Inc.	5,299	130,249
General Mills Inc.	2,539	152,086
Kimberly-Clark Corp.	2,133	151,806
Kraft Foods Inc. - Class A	6,950	232,617
Loews Corp.	2,256	172,652
Safeway Inc.	10,809	392,367
SunOpta Inc. (b)	5,608	72,567
		1,736,890
ENERGY - 6.3%
BP Plc	21,659	242,984
Chevron Corp.	2,053	159,703
Dril-Quip Inc. (b)	3,833	193,567
Marathon Oil Corp.	4,125	418,894
Tetra Technologies Inc. (b)	6,931	183,602
VAALCO Energy Inc. (b)	5,890	31,805

		1,230,555
FINANCIALS - 8.4%
BOC Hong Kong Holdings Ltd.	89,500	219,688
Capital Trust Inc. - Class A	1,660	78,634
Cascade Bancorp	2,760	59,174
Citigroup Inc.	6,526	349,924
Goldman Sachs Group Inc.	1,796	392,624
JPMorgan Chase & Co.	7,497	390,594
SWS Group Inc.	2,630	68,354
World Acceptance Corp. (b)	1,703	73,110
		1,632,102
HEALTH CARE - 7.0%
Abbott Laboratories	2,975	168,445
Digene Corp. (b)	2,286	104,813
Merck & Co. Inc.	8,185	421,036
Noven Pharmaceuticals Inc. (b)	2,338	54,732
Pfizer Inc.	22,936	606,887
		1,355,913
INDUSTRIALS - 14.0%
American Woodmark Corp.	1,541	53,180
Ameron International Corp.	867	59,944
Belden CDT Inc.	4,218	235,702
Citic Pacific Ltd.	68,000	254,930
Clean Harbors Inc. (b)	1,872	87,085
COSCO Pacific Ltd.	96,000	232,210
EMCOR Group Inc. (b)	3,056	191,581
General Electric Corp.	15,882	585,411
II-VI Inc. (b)	2,797	75,771
Ladish Co. Inc. (b)	1,364	55,460
Lindsay Manufacturing Co.	1,103	33,696
Lockheed Martin Corp.	3,921	376,965
Pitney Bowes Inc.	3,144	150,912
PW Eagle Inc.	1,132	36,722
Valmont Industries Inc.	2,470	155,314
Waste Management Inc.	3,862	144,477
		2,729,360
INFORMATION TECHNOLOGY - 6.9%
Advanced Energy Industries Inc. (b)	4,265	104,493
Ansoft Corp. (b)	2,296	74,138
Atheros Communications Inc. (b)	4,989	133,655
Hewlett-Packard Co.	8,662	365,017
Interwoven Inc. (b)	4,262	65,081
Macrovision Corp. (b)	5,091	123,559
Mentor Graphics Corp. (b)	7,853	127,062
Sigma Designs Inc. (b)	2,187	51,241
Sirenza Microdevices Inc. (b)	4,695	42,770
Tyler Technologies Inc. (b)	3,650	43,618
WebEx Communications Inc. (b)	3,815	216,463

		1,347,097
MATERIALS - 7.6%
EI Du Pont de Nemours & Co.	7,351	361,449
HB Fuller Co.	5,759	147,258
Louisiana-Pacific Corp.	6,624	130,558
Metal Management Inc.	2,526	121,424
Nucor Corp.	6,610	419,471
Rohm & Haas Co.	2,817	144,146
Sonoco Products Co.	3,787	161,478
		1,485,784
TELECOMMUNICATION SERVICES - 12.3%
AT&T Inc.	17,249	667,881
BT Group Plc - Class A	39,654	249,438
PCCW Ltd.	388,000	238,821
Qwest Communications International Inc. (b) (g)	42,858	380,579
Verizon Communications Inc.	15,944	608,742
Vodafone Group Plc	84,927	241,614
		2,387,075
UTILITIES - 1.4%
Cheung Kong Infrastructure Holdings Ltd.	74,826	267,540

Total Common Stocks (cost $18,141,053)		18,648,536

SHORT TERM INVESTMENTS - 4.8%
Mutual Funds - 1.0%
JNL Money Market Fund, 5.15% (a) (e)	188,813	188,813

Securities Lending Collateral - 3.8%
Mellon GSL Delaware Business Trust Collateral Fund,
5.34% (a) (e)	744,292	744,292

Total Short Term Investments (cost $933,105)		933,105

Total Investments - 100.6% (cost $19,074,158)		19,581,641
Other Assets and Liabilities, Net - (0.6%)		-121,376
Total Net Assets - 100%		$19,460,265

Jackson Perspective Optimized 5 Fund
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 16.1%
American Eagle Outfitters Inc.	1,975	$58,203
Autoliv Inc.	524	30,471
Big Lots Inc. (b)	684	22,025
CBS Corp. - Class B (g)	998	31,706
Compass Group Plc	10,566	76,414
DirecTV Group Inc. (b)	7,328	174,700
Dow Jones & Co. Inc. (g)	846	30,735
EchoStar Communications Corp. (b)	1,346	62,629

General Motors Corp.	2,056	64,209
Genuine Parts Co.	667	32,956
GKN Plc	10,955	83,753
Guess? Inc.	564	22,222
InterActiveCorp (b)	930	35,452
Leggett & Platt Inc.	1,320	31,046
Liberty Global Inc. - Class A (b)	1,184	42,494
Mattel Inc.	1,367	38,686
New York Times Co. - Class A (g)	1,329	31,099
Newell Rubbermaid Inc.	1,084	33,246
Phillips-Van Heusen	346	19,341
Priceline.com Inc. (b)	361	20,086
Shaw Communications Inc.	977	37,859
Stanley Works	622	36,250
Starwood Hotels & Resorts Worldwide Inc.	507	33,979
Tempur-Pedic International Inc.	764	19,841
VF Corp.	385	33,807
		1,103,209
CONSUMER STAPLES - 3.0%
Anheuser-Busch Cos. Inc.	643	31,629
ConAgra Foods Inc.	1,117	27,456
General Mills Inc.	549	32,885
Kimberly-Clark Corp.	456	32,454
Kraft Foods Inc. - Class A	851	28,483
Loews Corp.	487	37,270
NBTY Inc. (b)	407	20,110
		210,287
ENERGY - 6.3%
BP Plc	12,433	139,481
Chevron Corp.	444	34,539
Core Laboratories NV (b)	214	19,457
ENI SpA	2,350	77,935
Royal Dutch Shell Plc - Class A	2,239	77,757
Statoil ASA (g)	3,007	84,155
		433,324
FINANCIALS - 10.6%
ABN AMRO Holding NV (g)	2,376	115,281
Banca Intesa San Paolo SpA (b) (g)	10,169	85,207
Barclays Plc	5,324	76,861
BOC Hong Kong Holdings Ltd.	22,000	54,002
Danske Bank (g)	1,746	81,535
HSBC Holdings Plc	4,248	78,380
ING Groep NV	1,747	79,574
Lloyds TSB Group Plc	6,877	79,411
Royal Bank of Scotland Group Plc	1,953	74,777
		725,028
HEALTH CARE - 1.9%
Abbott Laboratories	644	36,463

Illumina Inc. (b)	417	13,607
Immucor Inc. (b)	523	17,065
Pfizer Inc.	2,313	61,202
		128,337
INDUSTRIALS - 5.5%
Citic Pacific Ltd.	17,000	63,732
Continental Airlines Inc. - Class B (b)	512	18,718
COSCO Pacific Ltd.	24,000	58,053
General Electric Corp.	1,596	58,829
Manitowoc Co. Inc.	355	24,222
Paccar Inc.	799	67,100
Pitney Bowes Inc.	679	32,592
TeleTech Holdings Inc. (b)	689	25,996
Waste Management Inc.	852	31,873
		381,115
INFORMATION TECHNOLOGY - 30.6%
Akamai Technologies Inc. (b) (g)	935	41,215
CDW Corp. (g)	242	17,426
Check Point Software Technologies Ltd. (b)	766	18,039
Cisco Systems Inc. (b)	29,447	787,413
Infosys Technologies Ltd. - ADR	1,742	91,194
Lam Research Corp. (b)	428	23,018
Microsoft Corp.	13,690	409,879
Nvidia Corp. (b)	3,380	111,168
Oracle Corp. (b)	18,335	344,698
Research In Motion Ltd. (b)	1,756	231,054
Varian Semiconductor Equipment Associates Inc. (b)	355	23,558
		2,098,662
MATERIALS - 4.9%
Albemarle Corp.	575	24,409
Allegheny Technologies Inc.	597	65,419
Louisiana-Pacific Corp.	1,464	28,855
OM Group Inc. (b)	378	19,856
Potash Corp.	628	112,739
Rock-Tenn Co. - Class A	561	21,464
Rohm & Haas Co.	605	30,958
Sonoco Products Co.	818	34,880
		338,580
TELECOMMUNICATION SERVICES - 16.6%
AT&T Inc.	1,730	66,986
BT Group Plc - ADR	4,976	313,239
BT Group Plc - Class A	23,049	144,986
Deutsche Telekom AG (g)	4,258	77,536
France Telecom SA	2,783	81,381
Millicom International Cellular SA (b) (g)	290	23,563
PCCW Ltd.	99,000	60,937
Royal KPN NV	5,413	91,903
Telecom Italia SpA (g)	25,550	76,660

Verizon Communications Inc.	1,590	60,706
Vodafone Group Plc	48,755	138,705
		1,136,602
UTILITIES - 3.6%
Cheung Kong Infrastructure Holdings Ltd.	18,823	67,301
Endesa SA	1,668	91,124
Enel SpA	7,554	85,847
		244,272

Total Common Stocks (cost $6,546,126)		6,799,416

SHORT TERM INVESTMENTS - 8.0%
Mutual Funds - 0.0%
JNL Money Market Fund, 5.15% (a) (e)	1,481	1,481

Securities Lending Collateral - 8.0%
Mellon GSL Delaware Business Trust Collateral Fund,
5.34% (a) (e)	547,718	547,718

Total Short Term Investments (cost $549,199)		549,199

Total Investments - 107.1% (cost $7,095,325)		7,348,615
Other Assets and Liabilities, Net - (7.1%)		-489,634
Total Net Assets - 100%		$6,858,981

Jackson Perspective Index 5 Fund* (i)
* Summary Schedule of Investments
COMMON STOCKS - 76.3%
CONSUMER DISCRETIONARY - 10.1%
Toyota Motor Corp.	2,200	$133,626
Other Securities		5,378,959
		5,512,585
CONSUMER STAPLES - 4.4%
Nestle SA (g)	304	120,344
Procter & Gamble Co.	2,374	152,672
Other Securities		2,145,034
		2,418,050
ENERGY - 5.8%
BP Plc	15,199	170,512
Chevron Corp.	1,636	127,264
Exxon Mobil Corp.	4,412	350,225
Total SA	1,683	124,068
Other Securities		2,400,781
		3,172,850
FINANCIALS - 17.2%
American International Group Inc.	1,989	139,051
Bank of America Corp.	3,426	174,383
Citigroup Inc.	3,784	202,898

HSBC Holdings Plc	8,979	165,672
JPMorgan Chase & Co.	2,646	137,857
Mellon Financial Corp. (a)	339	14,553
Prudential plc (a)	1,869	27,772
Other Securities		8,544,493
		9,406,679
HEALTH CARE - 7.7%
GlaxoSmithKline Plc	4,327	124,805
Johnson & Johnson	2,134	137,045
Pfizer Inc.	5,323	140,847
Other Securities		3,843,161
		4,245,858
INDUSTRIALS - 10.2%
General Electric Corp.	7,893	290,936
Precision Castparts Corp.	1,192	124,099
Other Securities		5,195,320
		5,610,355
INFORMATION TECHNOLOGY - 10.3%
Cisco Systems Inc. (b)	4,588	122,683
International Business Machines Corp.	1,159	118,461
Microsoft Corp.	6,612	197,963
Other Securities		5,227,670
		5,666,777
MATERIALS - 4.5%
Other Securities		2,456,110

TELECOMMUNICATION SERVICES - 2.0%
AT&T Inc.	4,897	189,612
Other Securities		908,359
		1,097,971
UTILITIES - 4.1%
Other Securities		2,221,043
Total Common Stocks (cost $39,786,754)		41,808,278

PREFERRED STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Other Securities		10,019
Total Preferred Stocks (cost $9,388)		10,019

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.9%
Other Securities		1,035,121
Total Non-U.S. Government Agency Asset-Backed
Securities (cost $1,038,232)		1,035,121

CORPORATE BONDS AND NOTES - 2.8%
CONSUMER DISCRETIONARY - 0.3%
Other Securities		160,049
CONSUMER STAPLES - 0.1%

Other Securities		48,765

ENERGY - 0.1%
Other Securities		55,301

FINANCIALS - 1.6%
Other Securities		902,011

HEALTH CARE - 0.2%
Other Securities		99,145

INFORMATION TECHNOLOGY - 0.2%
Other Securities		99,778

TELECOMMUNICATION SERVICES - 0.3%
Other Securities		158,135
Total Corporate Bonds and Notes (cost $1,521,770)		1,523,184

GOVERNMENT AND AGENCY OBLIGATIONS - 14.4%
GOVERNMENT SECURITIES - 4.5%
Sovereign - 0.2%
Other Securities		100,755

U.S. Treasury Securities – 4.3%
U.S. Treasury Bond
8.00%, 11/15/21	$190,000	252,032
6.63%, 02/15/27 (g)	150,000	182,660
4.50%, 02/15/36 (g)	120,000	113,794
U.S. Treasury Note
4.63%, 11/30/08 (g)	560,000	559,322
4.63%, 11/15/09 (g)	240,000	240,384
3.88%, 02/15/13 (g)	335,000	324,191
5.13%, 05/15/16 (g)	110,000	114,009
4.63%, 11/15/16 (g)	250,000	249,844
Other Securities		353,244
		2,389,480
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 9.9%
Federal Home Loan Bank - 1.2%
Federal Home Loan Bank
6.63%, 09/15/09 (g)	225,000	233,948
5.00%, 09/18/09 (g)	190,000	190,839
4.38%, 09/17/10 (g)	120,000	118,551
Other Securities		100,084
		643,422
Federal Home Loan Mortgage Corp. - 0.4%
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	100,000	114,185
Other Securities		102,012

		216,197
Federal National Mortgage Association – 7.8%
Federal National Mortgage Association
3.25%, 08/15/08	250,000	244,605
4.50%, 10/01/18	257,290	249,779
5.00%, 07/01/19	235,117	232,129
5.50%, 10/01/19	264,029	264,745
5.00%, 12/01/26	248,024	241,668
6.63%, 11/15/30	125,000	147,981
5.00%, 06/01/33	670,730	649,622
5.50%, 06/01/33	531,347	526,848
5.50%, 12/01/34	264,456	262,047
6.00%, 05/11/36, TBA (c)	150,000	151,125
5.58%, 07/01/36 (d)	151,335	151,569
6.50%, 09/01/36	190,398	194,414
6.00%, 02/01/37	199,604	201,156
Other Securities		755,774
		4,273,462
Government National Mortgage Association - 0.5%
Government National Mortgage Association,
5.50%, 10/15/35	239,633	238,491
Other Securities		49,209
		287,700
Total Government and Agency Obligations (cost $7,915,992)		7,911,016

SHORT TERM INVESTMENTS - 29.1%
Mutual Funds - 4.1%
JNL Money Market Fund, 5.15% (a) (e)	2,232,433	2,232,433

Securities Lending Collateral - 24.8%
Mellon GSL Delaware Business Trust Collateral Fund,
5.34% (a) (e)	13,597,405	13,597,405

U.S. Treasury Securities - 0.2%
U.S. Treasury Bill, 4.95%, 06/14/07 (f) (h)	125,000	124,270

Total Short Term Investments (cost $15,954,083)		15,954,108

Total Investments - 124.5% (cost $66,226,219)		68,241,726
Other Assets and Liabilities, Net - (24.5%)		-13,413,198
Total Net Assets - 100%		$54,828,528

Jackson Perspective 10 X 10 Fund
INVESTMENT FUNDS - 99.0%
Jackson Perspective 5 Fund (a)	151,801	$1,610,607
Jackson Perspective Index 5 Fund (a)	151,801	1,589,354
Total Investment Funds (cost $3,128,100)		3,199,961

Total Investments - 99.0% (cost $3,128,100)		3,199,961
Other Assets and Liabilities, Net - 1.0%		33,747
Total Net Assets - 100%		$3,233,708

Jackson Perspective Money Market Fund
CORPORATE BONDS AND NOTES - 10.8%
FINANCIALS - 10.8%
Goldman Sachs Group Inc., 5.48%, 10/05/07 (d)	$150,000	$150,079
Lehman Brothers Holdings Inc., 5.39%, 07/19/07 (d)	100,000	100,019
Morgan Stanley, 5.48%, 07/27/07 (d)	175,000	175,066
Wachovia Corp., 5.44%, 07/20/07 (d)	150,000	150,030
Total Corporate Bonds and Notes (cost $575,194)		575,194

GOVERNMENT AND AGENCY OBLIGATIONS - 18.3%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 18.3%
Federal Home Loan Bank - 8.0%
Federal Home Loan Bank
3.75%, 05/15/07	100,000	99,940
3.63%, 06/20/07	125,000	124,694
4.63%, 08/08/07	200,000	199,583
		424,217
Federal Home Loan Mortgage Corp. - 4.7%
Federal Home Loan Mortgage Corp., 2.88%, 05/15/07	250,000	249,769

Federal National Mortgage Association - 5.6%
Federal National Mortgage Association
3.88%, 05/15/07	100,000	99,945
6.64%, 07/02/07	200,000	200,396
		300,341

Total Government and Agency Obligations (cost $974,327)		974,327

SHORT TERM INVESTMENTS - 70.7%
Certificates of Deposit - 9.9%
American Express Co., 5.27%, 05/25/07	175,000	175,000
BNP Paribas, 5.31%, 10/10/07	175,000	175,000
Marshall & Ilsley Bank, 5.28%, 06/08/07	175,000	175,000
		525,000
Commercial Paper - 39.2%
Bank of America Corp., 5.22%, 07/18/07	175,000	173,021
Bank of Ireland, 5.17%, 10/12/07	175,000	170,878
CBA Finance, 5.23%, 05/21/07	175,000	174,492
DnB NOR, 5.18%, 07/10/07	175,000	173,237
Fortis Banque Receiving LLC, 5.23%, 05/09/07	175,000	174,797
General Electric Capital Corp., 5.20%, 06/08/07	180,000	179,012
HBOS Treasury Services Plc, 5.20%, 06/08/07	175,000	174,039

International Lease Finance Corp., 5.23%, 06/11/07	175,000	173,958
JPMorgan Chase & Co., 5.20%, 06/18/07	175,000	173,787
Merrill Lynch & Co. Inc., 5.23%, 05/31/07	175,000	174,237
Prudential Funding LLC, 5.23%, 06/04/07	175,000	174,136
UBS Finance LLC, 5.27%, 06/18/07	175,000	173,770
		2,089,364
Mutual Funds - 0.9%
Dreyfus Cash Management Plus Fund, 5.15% (e)	49,416	49,416

Repurchase Agreement - 20.7%
Repurchase Agreement with Credit Suisse First Boston,
5.25% (Collateralized by $1,090,000 Federal National
Mortgage Association, 7.00%, due 02/01/37, market value
$1,124,117) acquired on 04/30/07, due 05/01/07
at $1,100,160	1,100,000	1,100,000

Total Short Term Investments (cost $3,763,780)		3,763,780

Total Investments - 99.8% (cost $5,313,301)		5,313,301
Other Assets and Liabilities, Net - 0.2%		-7,756
Total Net Assets - 100%		$5,305,545

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Notes to the Schedules of Investments
April 30, 2007

(a) Investment in affiliate.
(b) Non-income producing security.
(c) Investment purchased on a when-issued basis. As of April 30, 2007, the total cost of investments purchased on a when-issued basis for the Jackson Perspective Index 5 Fund is $151,172.
(d) Variable rate security. Rate stated is in effect as of April 30, 2007.
(e) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of April 30, 2007.
(f) Zero coupon security. Rate stated is the effective yield as of April 30, 2007.
(g) All or portion of the security has been loaned.
(h) All or a portion of the security pledged as collateral for open futures contracts.
(i) For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of market value, and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of April 30, 2007.
* A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to
www.jnl.com, www.sec.gov, or call the Fund at 866-255-1935.

Abbreviations:
ADR - American Depository Receipt
DKK - Danish Krone
EUR - European Currency Unit (Euro)
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
TBA - To Be Announced
USD - United States Dollar
"-" Amount rounds to less than one dollar.

Investments in affiliates - The Jackson Perspective Index 5 Fund invested in Prudential plc, the parent company of Jackson National Life Insurance Co.
and Mellon Financial Corp., the parent company of its sub-advisor. Transactions for the period ended April 30, 2007 are shown below:

Value
	Beginning		Sales	Dividend	Value End
Affiliate	of Period	Purchases	Proceeds	Income	of Period
Mellon Financial Corp.	$ -	$ 14,662	$ -	$ -	$ 14,553
Prudential plc	-	26,549	-	-	27,772

Summary of Open Forward Foreign Currency Contracts:

Currency	Settlement	Notional	Currency	Unrealized
Purchased/Sold	Date	Amount	Value	Gain/(Loss)

Jackson Perspective 5 Fund
GBP/USD	5/1/2007	12,990 GBP	$ 25,976	$ 102
GBP/USD	5/2/2007	9,505 GBP	19,008	(23)
HKD/USD	5/2/2007	162,772 HKD	20,808	(1)
HKD/USD	5/3/2007	82,463 HKD	10,542	(1)
			$ 76,334	$ 76

Jackson Perspective Optimized 5 Fund
DKK/USD	5/2/2007	10,365 DKK	$ 1,898	$ (2)
EUR/USD	5/2/2007	3,695 EUR	5,042	15
EUR/USD	5/3/2007	8,184 EUR	11,168	(7)
EUR/USD	5/4/2007	2,711 EUR	3,701	-
GBP/USD	5/1/2007	3,680 GBP	7,359	29
GBP/USD	5/2/2007	1,820 GBP	3,639	(4)
GBP/USD	5/3/2007	4,597 GBP	9,192	(1)
HKD/USD	5/3/2007	14,724 HKD	1,882	-
NOK/USD	5/3/2007	11,563 NOK	1,944	3
			$ 45,825	$ 33

Jackson Perspective Index 5 Fund
EUR/USD	6/14/2007	373,200 EUR	$ 510,111	$ 14,244
GBP/USD	6/14/2007	63,300 GBP	126,535	4,264
JPY/USD	6/14/2007	16,825,000 JPY	141,656	(2,495)
USD/EUR	6/14/2007	(208,600) EUR	(285,127)	(5,561)
			$ 493,175	$ 10,452

Jackson FundsSM (Unaudited)
Notes to the Schedules of Investments
April 30, 2007

Schedule of Futures Contracts:

	Contracts		Unrealized
	Long/		Appreciation/
	(Short)		(Depreciation)

Jackson Perspective Index 5 Fund
Dow Jones Euro Stoxx 50 Future
Expiration June 2007	4	EUR	$ 11,381
FTSE 100 Index Future
Expiration June 2007	1	GBP	4,663
Russell Mini Future
Expiration June 2007	8	USD	9,425
S&P 500 E-Mini Future
Expiration June 2007	8	USD	22,803
S&P MidCap 400 E-Mini Future
Expiration June 2007	7	USD	18,176
Topix Index Future
Expiration June 2007	1	JPY	1,603
			$ 68,051

Summary of Investments by Sector (as a percentage of total investments):
	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective	Perspective	Perspective	Perspective	Perspective
	5	Optimized 5	Index 5	10 X 10	Money Market
Sector	Fund	Fund	Fund	Fund	Fund
Consumer Discretionary	22.9%	15.0%	8.3%	0.0%	0.0%
Consumer Staples	8.9	2.9	3.6	-	-
Energy	6.3	5.9	4.7	-	-
Financials	8.3	9.9	15.1	-	10.8
Health Care	6.9	1.7	6.3	-	-
Industrials	13.9	5.2	8.2	-	-
Information Technology	6.9	28.6	8.4	-	-
Materials	7.6	4.6	3.6	-	-
Investment Funds	-	-	-	100.0	-
Telecommunication Services	12.2	15.5	1.8	-	-
Utilities	1.4	3.3	3.3	-	-
Government Securities	-	-	3.8	-	-
Non-U.S. Government Agency
Asset-Backed Sercurities	-	-	1.5	-	-
Short Term Securities	4.7	7.4	23.5	-	70.9
U.S. Government Agency
Mortgage-Backed Securities	-	-	7.9	-	18.3
Total	100.0%	100.0%	100.0%	100.0%	100.0%

Summary of Investments by Country*:
		Jackson	Jackson
	Jackson	Perspective	Perspective
	Perspective 5	Optimized 5	Index 5
Country	Fund	Fund	Fund
Australia	-%	-%	1.2
Austria	-	-	0.1
Belgium	-	-	0.2
Canada	0.9	5.6	0.1
Denmark	-	1.2	0.2
Finland	-	-	0.3
France	-	1.2	1.9
Germany	-	1.1	1.7
Greece	-	-	0.1
Hong Kong	6.5	4.5	0.3
India	-	1.3	-
Ireland	-	-	0.2
Israel	-	0.3	-
Italy	-	4.8	0.8
Japan	-	-	4.2
Luxembourg	-	0.4	0.1
Mexico	-	-	0.1
Netherlands	-	5.7	1.1
Norway	-	1.2	0.1
Singapore	-	-	0.2
Spain	-	1.3	0.8
Sweden	-	-	0.6
Switzerland	-	-	1.4
United Kingdom	7.2	13.1	4.3
United States	85.4	58.3	80.0
Total	100.0%	100.0%	100.0
*The Funds presented in the above table are those which have greater than 10% of their portfolios invested in non-U.S. securities.

Jackson FundsSM (Unaudited)
Statements of Assets and Liabilities
April 30, 2007

	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective 5	Perspective	Perspective	Perspective	Perspective Money
Assets	Fund	Optimized 5 Fund	Index 5 Fund	10 x 10 Fund	Market Fund

Investments - unaffiliated, at value (a) (b)	$ 18,648,536	$ 6,799,416	$ 52,369,563	$ -	$ 4,213,301
Investments - affiliated, at value (c)	933,105	549,199	15,872,163	3,199,961	-
Repurchase agreements	-	-	-	-	1,100,000
Cash	-	-	-	-	19
Foreign currency (d)	2,718	8,765	107,619	-	-
Receivables:
Expense waiver/reimbursement	12,369	11,451	7,265	6,178	6,846
Investment securities sold	-	-	152,076	-	-
Fund shares sold	1,283,934	180,112	75,497	90,542	-
Dividends and interest	30,427	14,312	175,086	-	18,482
Forward foreign currency contracts	102	47	18,508	-	-
Variation margin	-	-	1,722	-	-
Foreign taxes recoverable	-	375	1,632	-	-
Other assets	18,350	22,125	17,712	30,754	11,355
Total assets	20,929,541	7,585,802	68,798,843	3,327,435	5,350,003

Liabilities
Payables:
Advisory fees	8,355	3,381	28,861	-	1,730
Administrative fees	1,285	520	4,440	-	433
12b-1 fees
Class A	2,639	1,173	11,038	-	1,081
Class C	2,296	512	251	425	-
Investment securities purchased	664,153	135,546	248,523	71,770	-
Fund shares redeemed	2,289	-	-	-	1,500
Dividends	-	-	-	-	19,365
Trustee fees	11	8	82	2	8
Forward foreign currency contracts	25	14	8,056	-	-
Variation margin	-	-	27,340	-	-
Accrued expenses	43,931	37,949	44,319	21,530	20,341
Return of collateral for securities loaned	744,292	547,718	13,597,405	-	-
Total liabilities	1,469,276	726,821	13,970,315	93,727	44,458
Net assets	$ 19,460,265	$ 6,858,981	$ 54,828,528	$ 3,233,708	$ 5,305,545

Net assets consist of:
Paid-in capital	$ 18,911,604	$ 6,594,625	$ 52,426,728	$ 3,160,865	$ 5,305,545
Undistributed net investment income (loss)	26,726	13,446	259,697	(667)	-
Accumulated net realized gain (loss)	14,518	(2,517)	47,090	1,649	-
Net unrealized appreciation on investments,
and foreign currency	507,417	253,427	2,095,013	71,861	-
	$ 19,460,265	$ 6,858,981	$ 54,828,528	$ 3,233,708	$ 5,305,545

Class A
Net assets	$ 15,589,872	$ 5,968,448	$ 54,425,936	$ 2,193,294	$ 5,305,545
Shares outstanding (no par value),
unlimited shares authorized	1,469,967	572,441	5,198,558	208,313	5,305,545
Net asset value per share	$ 10.61	$ 10.43	$ 10.47	$ 10.53	$ 1.00
Maximum offering price per share (based on
maximum sales load of 5.75%)	$ 11.26	$ 11.07	$ 11.11	$ 11.17	n/a

Class C
Net assets	$ 3,870,393	$ 890,533	$ 402,592	$ 1,040,414	n/a
Shares outstanding (no par value),

unlimited shares authorized	365,222	85,623	38,552	99,057	n/a
Net asset value and maximum offering price
per share	$ 10.60	$ 10.40	$ 10.44	$ 10.50	n/a

(a) Including value of securities on loan	$ 690,730	$ 524,901	$ 13,069,180	$ -	$ -
(b) Investments - unaffiliated, at cost	18,141,053	6,546,126	50,356,524	-	5,313,301
(c) Investments - affiliated, at cost	933,105	549,199	15,869,695	3,128,100	-
(d) Foreign currency cost	2,718	8,762	106,837	-	-

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Statements of Operations
For the Period Ended April 30, 2007

	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective 5	Perspective	Perspective	Perspective	Perspective Money
	Fund (b)	Optimized 5 Fund (b)	Index 5 Fund (b)	10 x 10 Fund (b)	Market Fund (b)
Investment income
Dividends (a)	$ 65,510	$ 37,994	$ 306,492	$ -	$ 617
Foreign taxes withheld	(1,073)	(3,257)	(12,843)	-	-
Interest	30	20	159,239	-	86,682
Securities lending	254	266	5,581	-	-
Total investment income	64,721	35,023	458,469	-	87,299

Expenses
Advisory fees	19,192	11,307	107,457	-	6,558
Administrative fees	2,952	1,740	16,532	-	1,640
12b-1 fees
Class A	6,527	4,115	41,200	-	4,099
Class C	3,419	936	519	667	-
Trustee fees	11	8	82	2	8
Transfer agent fees	24,600	21,525	24,600	18,450	12,300
Registration fees	19,065	14,760	19,065	3,690	9,840
Professional fees	6,155	6,154	6,189	3,076	6,154
Custody fees	3,734	3,716	3,938	-	640
Printing and postage fees	6,150	3,690	6,150	-	615
Other expenses	691	1,036	3,312	55	180
Total expenses	92,496	68,987	229,044	25,940	42,034
Expense reimbursement	54,501	47,410	30,272	25,273	28,097
Net expenses	37,995	21,577	198,772	667	13,937
Net investment income (loss)	26,726	13,446	259,697	(667)	73,362

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	15,030	(21)	58,740	1,649	-
Foreign currency related items	(512)	(2,496)	(11,650)	-	-
Net change in unrealized appreciation or
depreciation on:
Investments	507,483	253,290	2,015,507	71,861	-
Foreign currency related items	(66)	137	11,455	-	-
Futures contracts and options written	-	-	68,051	-	-
Net realized and unrealized gain	521,935	250,910	2,142,103	73,510	-

Net increase in net assets from operations	$ 548,661	$ 264,356	$ 2,401,800	$ 72,843	$ 73,362

(a) Dividends from affiliated investments	$ 2,980	$ 1,284	$ 47,028	$ -	$ -
(b) Period from December 29, 2006 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Statements of Changes in Net Assets
For the Period Ended April 30, 2007

	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective 5	Perspective	Perspective	Perspective	Perspective Money
Operations	Fund (a)	Optimized 5 Fund (a)	Index 5 Fund (a)	10 x 10 Fund (a)	Market Fund (a)
Net investment income (loss)	$ 26,726	$ 13,446	$ 259,697	$ (667)	$ 73,362
Net realized gain (loss) on:
Investments	15,030	(21)	58,740	1,649	-
Foreign currency related items	(512)	(2,496)	(11,650)	-	-
Net change in unrealized appreciation or
depreciation on:
Investments	507,483	253,290	2,015,507	71,861	-
Foreign currency related items	(66)	137	11,455	-	-
Futures contracts and options written	-	-	68,051	-	-
Net increase (decrease) in net assets
from operations	548,661	264,356	2,401,800	72,843	73,362

Distributions to shareholders
From net investment income
Class A	-	-	-	-	(73,362)
Class C	-	-	-	-	-
From net realized gains
Class A	-	-	-	-	-
Class C	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	(73,362)

Share transactions¹
Proceeds from the sale of shares
Class A	15,202,101	5,729,525	52,055,600	2,132,257	5,237,274
Class C	3,818,963	866,010	394,023	1,028,625	-
Reinvestment of distributions
Class A	-	-	-	-	73,362
Class C	-	-	-	-	-
Cost of shares redeemed
Class A	(99,151)	(910)	(22,895)	(17)	(5,091)
Class C	(10,309)	-	-	-	-
Net increase in net assets from
share transactions	18,911,604	6,594,625	52,426,728	3,160,865	5,305,545

Net increase in net assets	19,460,265	6,858,981	54,828,528	3,233,708	5,305,545

Net assets beginning of period	-	-	-	-	-

Net assets end of period	$ 19,460,265	$ 6,858,981	$ 54,828,528	$ 3,233,708	$ 5,305,545

Undistributed net investment income (loss)	$ 26,726	$ 13,446	$ 259,697	$ (667)	$ -
(a) Period from December 29, 2006 (commencement of operations)

¹Share transactions
Shares sold
Class A	1,479,444	572,529	5,200,766	208,315	5,237,274
Class C	366,026	85,623	38,552	99,057	-
Reinvestment of distributions
Class A	-	-	-	-	73,362
Class C	-	-	-	-	-
Shares redeemed
Class A	(9,477)	(88)	(2,208)	(2)	(5,091)
Class C	(804)	-	-	-	-

Net increase
Class A	1,469,967	572,441	5,198,558	208,313	5,305,545

Class C	365,222	85,623	38,552	99,057	-

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Financial Highlights

		Increase (Decrease) from				Distributions from
	Net Asset	Investment Operations (c)				Net Realized
	Value,	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period
Jackson Perspective 5 Fund

Class A
12/29/2006 (a) - 04/30/2007	$ 10.00	$ 0.03	$ 0.58	$ 0.61	$ -	$ -	$ 10.61

Class C
12/29/2006 (a) - 04/30/2007	10.00	0.01	0.59	0.60	-	-	10.60

Jackson Perspective Optimized 5 Fund

Class A
12/29/2006 (a) - 04/30/2007	10.00	0.03	0.40	0.43	-	-	10.43

Class C
12/29/2006 (a) - 04/30/2007	10.00	0.02	0.38	0.40	-	-	10.40

Jackson Perspective Index 5 Fund

Class A
12/29/2006 (a) - 04/30/2007	10.00	0.05	0.42	0.47	-	-	10.47

Class C
12/29/2006 (a) - 04/30/2007	10.00	0.03	0.41	0.44	-	-	10.44

Jackson Perspective 10 x 10 Fund (b)

Class A
12/29/2006 (a) - 04/30/2007	10.00	-	0.53	0.53	-	-	10.53

Class C
12/29/2006 (a) - 04/30/2007	10.00	(0.03)	0.53	0.50	-	-	10.50

Jackson Perspective Money Market Fund

Class A
12/29/2006 (a) - 04/30/2007	1.00	0.01	-	0.01	(0.01)	-	1.00

Jackson FundsSM (Unaudited) (continued)
Financial Highlights							Assuming No Expense
							Reimbursement
						Ratio of Net		Ratio of Net
					Ratio of	Investment	Ratio of	Investment
	Supplemental Data				Expenses to	Income (Loss)	Expenses to	Income (Loss)
	Total	Net Assets,	Portfolio		Average Net	to Average	Average Net	to Average
Period Ended	Return (d)	End of Period	Turnover		Assets (f)	Net Assets (f)	Assets (f)	Net Assets (f)
Jackson Perspective 5 Fund

Class A
12/29/2006 (a) - 04/30/2007	6.10%	$ 15,589,872	2%		1.20%	0.98%	3.06%	(0.89)%

Class C
12/29/2006 (a) - 04/30/2007	6.00	3,870,393	2		1.95	0.26	3.45	(1.28)

Jackson Perspective Optimized 5 Fund

Class A
12/29/2006 (a) - 04/30/2007	4.30	5,968,448	-		1.20	0.79	3.86	(1.88)

Class C
12/29/2006 (a) - 04/30/2007	4.00	890,533	-		1.95	0.46	5.57	(3.19)

Jackson Perspective Index 5 Fund

Class A
12/29/2006 (a) - 04/30/2007	4.70	54,425,936	3	(e)	1.20	1.57	1.38	1.39

Class C
12/29/2006 (a) - 04/30/2007	4.40	402,592	3	(e)	1.95	0.84	3.96	(1.19)

Jackson Perspective 10 x 10 Fund (b)

Class A
12/29/2006 (a) - 04/30/2007	5.30	2,193,294	3		0.00	0.00	5.03	(5.03)

Class C
12/29/2006 (a) - 04/30/2007	5.00	1,040,414	3		0.75	(0.73)	5.26	(5.26)

Jackson Perspective Money Market Fund

Class A
12/29/2006 (a) - 04/30/2007	1.44	5,305,545	n/a		0.85	4.47	2.56	2.76

(a) Commencement of operations.
(b) The ratios of net investment income and expenses to average net assets do not include the impact of the underlying Funds' expenses.
(c) Calculated using the average shares method for the period ending April 30, 2007.

(d) Total Return assumes reinvestment of all distributions for the period. Total Return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(e) Portfolio Turnover, including dollar roll transactions, for the Jackson Perspective Index 5 Fund is 4%.
(f) Annualized for periods less than one year.

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)

Notes to the Financial Statements

NOTE 1. ORGANIZATION

The JNL Investors Series Trust (“Trust”) was organized under the laws of Massachusetts, by a Declaration of Trust, dated July 28, 2000. The Trust is registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (“1940 Act”), and the Securities Act of 1933, as amended, as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Trust currently offers shares in six (6) separate funds. The following funds (each a “Fund”, and collectively, “Funds”) are included in this report: the Jackson Perspective 5 Fund, Jackson Perspective Optimized 5 Fund, and Jackson Perspective Index 5 Fund (all for which Mellon Capital Management Corp. serves as sub-adviser); Jackson Perspective 10 x 10 Fund (which has a fund of funds structure that invests in other affiliated underlying funds); and Jackson Perspective Money Market Fund (for which Wellington Management Company, LLP serves as the sub-adviser). Each of the Funds, except for the Jackson Perspective 10 x 10 Fund and the Jackson Perspective Optimized 5 Fund, is a diversified investment company as defined in the 1940 Act. The financial statements of the remaining fund in the Trust are presented separately.

The Funds offer investors Class A and Class C shares of each Fund, except for the Jackson Perspective Money Market Fund which only offers Class A shares. Even though these classes represent ownership of the same Fund, each class is subject to different types and levels of sales charges, and bears different levels of expenses. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. No class has preferential dividend rights. Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund. Shares are presently offered to individuals and can be used in a variety of retirement plans.

Jackson National Asset Management, LLC ("JNAM" or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson"), serves as investment adviser to each of the Funds. The Funds included in this report were capitalized by an initial investment by Jackson. The value of the initial investments at April 30, 2007, is as follows:

	Class A	Class C
Jackson Perspective 5 Fund	$5,198,900	$106,000
Jackson Perspective Optimized 5 Fund	5,110,700	104,000
Jackson Perspective Index 5 Fund	52,245,300	104,400
Jackson Perspective 10 x 10 Fund	947,700	105,000
Jackson Perspective Money Market Fund	5,072,167	N/A

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed and consistently applied by the Funds in the preparation of these financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications – Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Security Valuation – The net asset value shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Bonds are generally valued on the basis of prices furnished by approved pricing services or based on quotations provided by reputable broker-dealers. Stocks and investment funds traded on an exchange are generally valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in absence of a sale. Investments in mutual funds and the securities lending collateral investment are valued at the net asset value per share determined as of the close of the NYSE on the valuation date. Other short-term securities maturing within 60 days and all securities in the Jackson Perspective Money Market Fund are valued at amortized cost, which approximates market value. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market.

Pursuant to procedures adopted by the Trust’s Board of Trustees (“Board”), the Funds may utilize international Fair Value Pricing (“FVP”). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has caused the closing prices to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following day, as well as company specific or geography specific developments. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the fund holdings, such that shareholder transactions receive a fair net asset value.

A security for which no quotations are readily available or a quotation is not reflective of the value of such security shall be “fair valued” pursuant to the Board approved procedures. In general, the “fair value” of a security shall be the amount the owner of such security might reasonably expect to receive upon its current sale.

Jackson FundsSM (Unaudited)

Notes to the Financial Statements (continued)

Security Transactions and Investment Income - Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis.

Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars generally using exchange rates in effect as of 4:00 PM Eastern Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments, respectively. Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid, and the realized gains or losses resulting from portfolio and transaction hedges. Net change in unrealized appreciation or depreciation on foreign currency related items arises from changes in the fair value of assets and liabilities, other than investments in securities, at period end resulting from changes in exchange rates.

Forward Foreign Currency Contracts - A Fund may enter into forward foreign currency contracts, generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales or to minimize foreign currency risk on portfolio securities denominated in foreign currencies. All contracts are marked-to-market daily based on the forward currency exchange rate. The change in market value is recorded as a receivable or payable from forward currency contracts. When a contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the receivable or payable related to foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract.

When-Issued and Delayed Delivery Transactions - A Fund may purchase securities on a when-issued or delayed delivery basis. On the trade date, the Fund records purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. Income is not accrued until settlement date. The Adviser identifies liquid assets in a sufficient amount to meet the purchase price.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. Many of these securities are valued using prices from third party vendors. These securities are sometimes valued by the Fund after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Where future dispositions of the securities require registration under the Securities Act of 1933, as amended, the Funds have the right to include their securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities. At April 30, 2007, the Funds did not hold any unregistered securities.

Futures Contracts - A Fund may buy and sell futures contracts to manage its exposure to changes in securities prices and foreign currencies or as an efficient means of adjusting overall exposure to certain markets. The risks associated with the use of futures contracts include the possibility that the value may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Futures contracts are valued based upon their quoted daily settlement prices. The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin," are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin reflected in the Statements of Assets and Liabilities.

Dollar Roll Transactions - A Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may only enter into covered rolls. A “covered roll” is a type of dollar roll for which the Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those similar securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Jackson FundsSM (Unaudited)

Notes to the Financial Statements (continued)

Repurchase Agreements - A Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller, generally a bank or broker-dealer, to repurchase that security back from the Fund at a specified price and date or upon demand. The underlying securities used as collateral for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Securities Loaned - The Trust has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Funds receive a fee equal to a percentage of the net income generated by the collateral held during each lending transaction. The custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled investment fund approved by the Adviser). In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Distributions to Shareholders - The Jackson Perspective Money Market Fund declares dividends daily and pays dividends monthly. For all other Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually.

Federal Income Taxes - Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes. Each Fund periodically makes reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles.

U.S. Government Agencies or Government-Sponsored Enterprises - Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

NOTE 3. INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has an investment advisory agreement with JNAM, whereby, JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to sub-advisers as compensation for their services.

The following is a schedule of the fees each Fund is currently obligated to pay JNAM:

	$0 to $250 M	$250M to $500 M	Over $500 M
Jackson Perspective 5 Fund	0.65%	0.60%	0.60%
Jackson Perspective Optimized 5 Fund	0.65	0.60	0.60
Jackson Perspective Index 5 Fund	0.65	0.60	0.60
Jackson Perspective 10 x 10 Fund	0.00	0.00	0.00
Jackson Perspective Money Market Fund	0.40	0.40	0.35

Administrative Fee – JNAM also serves as the “Administrator” to the Funds. In addition to the investment advisory fee, each Fund (except the Jackson Perspective 10 x 10 Fund) pays JNAM an Administrative Fee of 0.10% of the average daily net assets of the Fund’s Class A and C shares. In return for the Administrative Fee, JNAM provides fund accounting and administrative functions for the Trust and the Funds. In accordance with the Administration Agreement, JNAM is also responsible for payment of a portion of legal expenses and a portion of the Chief Compliance Officer costs. Each Fund is responsible for all other operating expenses. Certain expenses of the Jackson Perspective 10 x 10 Fund such as transfer agent fees, registration fees, printing, and other miscellaneous costs will be paid by the underlying Funds in accordance with the Administration Agreement.

Jackson FundsSM (Unaudited)

Notes to the Financial Statements (continued)

Voluntary Waiver and Expense Reimbursements – JNAM has voluntarily agreed to waive fees and reimburse expenses of the Funds through October 31, 2007, such that net expenses (excluding brokerage expense, interest, taxes, and extraordinary expenses) will be limited to the annualized expense ratios indicated in the table below. There can be no assurance that JNAM will continue to waive fees and reimburse expenses after October 31, 2007. JNAM may seek future restitution from a Fund for fees waived and reimbursed through October 31, 2007; however, such restitution is limited to the extent that it would not cause the Fund to exceed current expense limitations. Provided, however, that the Funds are not obligated to pay any such waived or reimbursed fees more than three years after the end of the fiscal year in which the fee was waived or reimbursed.

	Class A	Class C
Jackson Perspective 5 Fund	1.20%	1.95%
Jackson Perspective Optimized 5 Fund	1.20	1.95
Jackson Perspective Index 5 Fund	1.20	1.95
Jackson Perspective 10 x 10 Fund	0.00	0.75
Jackson Perspective Money Market Fund	0.85	N/A

12b-1 Fees - The Funds have adopted a Distribution Plan under the provisions of Rule 12b-1 of the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s Class A and Class C shares. Jackson National Life Distributors LLC ("JNLD") is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD is a wholly-owned subsidiary of Jackson and an affiliate of JNAM. For Class A shares, the annual 12b-1 fees are 0.25% (0.00% for the Jackson Perspective 10 x 10 Fund). For Class C shares, the annual 12b-1 fees are 1.00% (0.75% for the Jackson Perspective 10 x 10 Fund). Amounts charged pursuant to the Distribution Plan are reflected in the Statements of Operations as "12b-1 fees".

Initial Sales Charge - Investments in the Funds Class A shares (except for the Jackson Perspective Money Market Fund) are subject to a maximum initial sales charge (front-end sales load) of 5.75% as a percentage of the offering price. As of April 30, 2007, JNLD retained initial sales charges, net of commissions paid to brokers, of $43,775.

Contingent Deferred Sales Charges - Certain investments in Class A and Class C shares may be subject to a Contingent Deferred Sales Charge (“CDSC”) upon redemption, depending on the length of time shares are held. The amount of CDSC is based on the lesser of the purchase price or redemption price. For Class A share purchases greater than $1,000,000 without a front-end sales charge, a 1.00% CDSC will be applied upon redemption to those shares that were held for less than one year. For Class C shares, a 1.00% CDSC is applied upon redemption to those shares that were held for less than one year. As of April 30, 2007, JNLD has retained $80 of CDSC on Class C redemptions of Jackson Perspective 5 Fund.

Directed Brokerage Commissions - The sub-advisers may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker-dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

Deferred Compensation Plan - The Funds have adopted a Deferred Compensation Plan whereby non-interested Trustees may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more of the Funds at the discretion of the applicable Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of selected Funds. Liabilities related to deferred balances are included in Trustee fees payable in the Statements of Assets and Liabilities. Expenses associated with deferred balances are included in Trustee fees set forth in the Statements of Operations.

Investments in affiliates - During the period ended April 30, 2007, certain Funds invested in money market funds for temporary purposes, which are managed by JNAM or another affiliate. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral, which is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund which may be considered affiliated with the Funds. The Jackson Perspective 10 x 10 Fund invested solely in other affiliated Funds of the Trust. The total market value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income is disclosed separately in the Statements of Operations.

NOTE 4. PURCHASES AND SALES OF SECURITIES

Information with respect to purchases and proceeds from sales of long-term securities for the period ended April 30, 2007, is as follows:

	Investment Securities		U.S. Government Obligations
	Purchases	Sales	Purchases		Sales
Jackson Perspective 5 Fund	$18,335,908	$187,238	$	- -	$	- -
Jackson Perspective Optimized 5 Fund	6,550,150	4,002		-		- -
Jackson Perspective Index 5 Fund	43,619,701	821,347		8,629,718		803,908 803,908 -
Jackson Perspective 10 x 10 Fund	3,164,685	38,233		-		- -
Jackson Perspective Money Market Fund	725,303	150,000		2,508,900		1,540,000- -

Jackson FundsSM (Unaudited)

Notes to the Financial Statements (continued)

NOTE 5. FEDERAL INCOME TAX MATTERS

As of April 30, 2007, the cost of investments and net unrealized appreciation/depreciation for income tax purposes are as follows:

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
Jackson Perspective 5 Fund	$19,074,158	$783,330	$(275,847)	$507,483
Jackson Perspective Optimized 5 Fund	7,095,325	351,071	(97,781)	253,290
Jackson Perspective Index 5 Fund	66,226,219	3,196,594	(1,181,087)	2,015,507
Jackson Perspective 10 x 10 Fund	3,128,100	77,094	(5,233)	71,861

As of April 30, 2007, the aggregate cost of investments for the Jackson Perspective Money Market Fund is the same for financial reporting and tax purposes. The Fund paid distributions of $73,362 from ordinary income during the period ended April 30, 2007.

NOTE 6. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The timeframe for the adoption of FIN 48 is required for the first financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management is in the process of analyzing the impact of SFAS No. 157. The Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Disclosure of Fund Expenses (Unaudited)

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, 12b-1 fees and other daily operating expenses. Operating expenses such as these are deducted from the Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

Hypothetical 5% Return. The information in this section can be used to compare each Fund's costs with those of other mutual Funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all mutual Funds to make the 5% calculation.

	Actual Fund Return				Hypothetical 5% Return
	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	12/29/06	4/30/07	Ratios	Period	10/31/06	4/30/07	Ratios	Period

Jackson Perspective 5 Fund
Class A	$1,000.00	$1,061.00	1.20%	$ 4.17	$1,000.00	$1,018.84	1.20%	$ 6.01
Class C	1,000.00	1,060.00	1.95	6.77	1,000.00	1,015.12	1.95	9.74
Jackson Perspective Optimized 5 Fund
Class A	1,000.00	1,043.00	1.20	4.13	1,000.00	1,018.84	1.20	6.01
Class C	1,000.00	1,040.00	1.95	6.70	1,000.00	1,015.12	1.95	9.74
Jackson Perspective Index 5 Fund
Class A	1,000.00	1,047.00	1.20	4.14	1,000.00	1,018.84	1.20	6.01
Class C	1,000.00	1,044.00	1.95	6.72	1,000.00	1,015.12	1.95	9.74
Jackson Perspective 10 X 10 Fund
Class A	1,000.00	1,053.00	-	-	1,000.00	1,024.79	-	-
Class C	1,000.00	1,050.00	0.75	2.59	1,000.00	1,021.08	0.75	3.76
Jackson Perspective Money Market Fund
Class A	1,000.00	1,014.40	0.85	2.89	1,000.00	1,020.58	0.85	4.26

For the actual fund return, the amounts shown are based on the number of days since commencement of operations. For the hypothetical return, the amounts shown are based on the number of days in the most recent 6-month period. Actual "Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days since commencement of operations, then divided by the number of days in the most recent 12-month period. Hypothetical “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent 6-month period, then divided by the number of days in the most recent 12-month period. Since the Funds have less than 6 months of operating history, the amounts reported under the Hypothetical 5% Return section are not comparable to the amounts reported in the Actual Fund Return section.

Additional Disclosure

Quarterly Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-

Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the Registrant by calling the Fund toll-free at 866-255-1935.

TRUSTEES AND OFFICERS THE TRUST

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee
Interested Trustee
Mark D. Nerud (40) [1] 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present) President and Chief Executive Officer (12/06 to present)	91

Principal Occupation(s) During Past 5 Years:

President of the Adviser (1/07 to present); Chief Financial Officer of the Adviser (11/00 to 1/07) and Managing Board Member of the Adviser (11/00 to 11/03) (1/07 to present); Vice President (8/97 to 12/06), Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser (12/02 to 12/06); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/00 to present)

Other Directorships Held by Trustee: None

Disinterested Trustees
Michael Bouchard (51) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/03 to present)	91
Principal Occupation(s) During Past 5 Years: Sheriff, Oakland County, Michigan (1/99 to present)

Other Directorships Held by Trustee: None

William J. Crowley, Jr. (61) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	91
Principal Occupation(s) During Past 5 Years: Managing Partner (Baltimore Office) – Arthur Andersen LLP (2001 to 2002); Board Member of various corporate boards (2002 to present)

Other Directorships Held by Trustee: Director of Foundation Coal Holdings, Inc.; Director of Bio Veris Corporation; Director of Provident Bankshares Corporation

Dominic D’Annunzio (69) 1 Corporate Way Lansing, MI 48951	Chairman of the Board [2] (2/04 to present) Trustee [2] (2/02 to present)	91
Principal Occupation(s) During Past 5 Years: Acting Commissioner of Insurance for the State of Michigan (1/90 to 5/90) and (8/97 to 5/98)

Other Directorships Held by Trustee: None

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee
Michelle Engler (49) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/03 to present)	91
Principal Occupation(s) During Past 5 Years: Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)

Other Directorships Held by Trustee: Director of Federal Home Loan Mortgage Corporation

James Henry, Ph.D. (68) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	91
Principal Occupation(s) During Past 5 Years: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to present)

Other Directorships Held by Trustee: None

Richard McLellan (64) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/94 to present)	91
Principal Occupation(s) During Past 5 Years: Member, Dykema Gossett PLLC (Law Firm)

Other Directorships Held by Trustee: None

William R. Rybak (56) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	91
Principal Occupation(s) During Past 5 Years: Board Member of various corporate boards (see below) (2002 to present)

Other Directorships Held by Trustee:

Chairman of the Board of Trustees of Lewis University; Member of the Board since 1982; Member of the Board of Directors of Howe Barnes Investments, Inc. since 2001; Member of the Boards of each of the Calamos Mutual Funds since 2002; Member of the Board of Directors of The PrivateBancorp since 2003; Chairman of the Board of Trustees of St. Coletta’s of Illinois; and Member of the Board since 2000

Patricia A. Woodworth (52) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	91

Principal Occupation(s) During Past 5 Years:

Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to present); Executive Vice President and Chief Financial Officer, The University of Chicago (1998 to 2002)

Other Directorships Held by Trustee: None

[1] Mr. Nerud is an “interested person” of the Trust due to his position with Jackson National Life Insurance Company®, which is the parent company of the Adviser.

[2] The Chairman of the Board, interested and disinterested Trustees are elected to serve for an indefinite term.

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee
Officers
Daniel W. Koors (36) 1 Corporate Way Lansing, MI 48951	Vice President, Treasurer and Chief Financial Officer (12/06 to present)	Not Applicable

Principal Occupation(s) During Past 5 Years:

Vice President and Chief Financial Officer of the Adviser (1/07 to present); Vice President, Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/06 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/06 to 12/06); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/06 to present); Partner of Deloitte & Touche LLP (2003 to June 2006); Senior Manager of Deloitte & Touche LLP (2000 to 2003)

Other Directorships Held by Trustee: Not Applicable

Susan S. Rhee (35) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (2/04 to present)	Not Applicable

Principal Occupation(s) During Past 5 Years:

Secretary of the Adviser (11/00 to present); Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser; Assistant Vice President of Jackson National Life Insurance Company (8/03 to present); Associate General Counsel of Jackson National Life Insurance Company (7/01 to present)

Other Directorships Held by Trustee: Not Applicable

Steven J. Fredricks (36) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/05 to present)	Not Applicable

Principal Occupation(s) During Past 5 Years:

Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/05 to present); Attorney of Jackson National Life Insurance Company (2/02 to 1/05)

Other Directorships Held by Trustee: Not Applicable

William V. Simon (36) 1 Corporate Way Lansing, MI 48951	Vice President and Assistant Treasurer (12/06 to present)	Not Applicable

Principal Occupation(s) During Past 5 Years:

Vice President and Chief Operating Officer of the Adviser (1/07 to present); Assistant Vice President of Jackson National Life Insurance Company (7/04 to present); Director of Jackson National Life Insurance Company (8/00 to 7/04)

Other Directorships Held by Trustee: Not Applicable

You can obtain a copy of the current prospectus, SAI or the most recent Semi-Annual Report without charge, or make other inquiries, by calling 1-888-276-0061 or writing the Jackson Funds, c/o PFPC, Inc., P.O. Box 9691, Providence, RI 02940.

TRUSTEES OF THE JNL INVESTORS SERIES TRUST

The Trustees and officers that are interested persons of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or officers. The following persons, who are disinterested Trustees of the Trust and the Trust’s Chief Compliance Officer, received from the Trust the compensation amounts indicated for the services as such for the 6 month period ended April 30, 2007.

Trustee	Aggregate Compensation from the Trust[1]	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
Michael J. Bouchard	$1,215	$0	$0	$74,500
William J. Crowley, Jr. [2]	$481	$0	$0	$29,500[6]
Dominic A. D’Annunzio [5]	$1,745	$0	$0	$107,000[7]
Michelle Engler	$1,338	$0	$0	$82,000
Joseph A. Frauenheim [3]	$958	$0	$0	$58,750
James B. Henry [2]	$481	$0	$0	$29,500
Richard D. McLellan	$1,378	$0	$0	$84,500
William R. Rybak [2]	$440	$0	$0	$27,000
Patricia A. Woodworth [2]	$481	$0	$0	$29,500[6]
Steven J. Fredricks [4]	$3,074	$0	$0	$188,442

1 The fees paid to the independent Trustees are paid for combined meetings of all Funds in the Fund Complex. The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

2 Trustees were elected to the Board of Trustees effective January 1, 2007, and therefore have not received any compensation since January 1, 2007.

3 Mr. Frauenheim retired from the Board of Trustees effective January 1, 2007.

4 Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex. The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

5 Mr. D’Annunzio is an ex officio (non-voting) member of the Governance Committee. Therefore, he does not receive any compensation as a member of the Governance Committee.

6 Amount includes $14,750 deferred by Mr. Crowley and Ms. Woodworth, respectively.

7 Amount includes $18,500 deferred by Mr. D’Annunzio.

PROXY VOTING GUIDELINES

The Jackson Perspective 5 Fund, the Jackson Perspective Optimized 5 Fund, the Jackson Perspective Index 5 Fund, the Jackson Perspective 10 x 10 Fund, and the Jackson Perspective Money Market Fund (collectively, “Funds”) are retail mutual funds offered for sale to individual investors and entities. The Board of Trustees has adopted the proxy voting policies and procedures (“Policy”) of Jackson National Asset Management, LLC (“JNAM” or “Adviser”) pursuant to which the Trustees have delegated proxy-voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy-voting responsibility to each of the “Sub-Advisers.” The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds they sub-advise.

Please note, the Funds commenced operations on December 29, 2006, and therefore, did not vote any proxies as of the period ended June 30, 2006. The Funds’ proxy voting records for the period July 1, 2006 through June 30, 2007, will be available on or about August 31, 2007.

A description of the Policy used by the Funds to vote proxies for portfolio securities, along with the Sub-Advisers’ proxy voting policies and procedures, and the Funds’ proxy voting records for the period July 1, 2006 through June 30, 2007, will be available on or about August 31, 2007: (1) without charge, upon request by calling 1-866-255-1935; (2) on Jackson National Life Insurance Company’s website at www.jnl.com or Jackson National Life Insurance Company of New York’s website at www.jnlny.com, and (3) on the SEC’s website at www.sec.gov.

JNL INVESTORS SERIES TRUST

A Special Meeting of the Shareholders of the JNL Investors Series Trust held December 1, 2006.

The meeting involved the election of Trustees. The following lists the name of each Trustee elected at the meeting, if the Trustee is a Disinterested/Independent Trustee or an Interested Trustee, and if the Trustee was an incumbent or newly elected at the meeting:

William J. Crowley, Jr.	Disinterested/Independent Trustee	New
Michael Bouchard	Disinterested/Independent Trustee	Incumbent
Dominic D'Annunzio	Disinterested/Independent Trustee	Incumbent
Michelle Engler	Disinterested/Independent Trustee	Incumbent
James Henry	Disinterested/Independent Trustee	New
Richard McLellan	Disinterested/Independent Trustee	Incumbent
Mark D. Nerud	Interested Trustee	New
William R. Rybak	Disinterested/Independent Trustee	New
Patricia A. Woodworth	Disinterested/Independent Trustee	New

The following proposals were voted upon at the meeting:

1.	To vote on the election of Independent Trustees of the Trust:

	AFFIRMATIVE	AGAINST	WITHHOLD
Michael Bouchard	251,161,021.400	0	0
William J. Crowley, Jr.	251,161,021.400	0	0
Dominic D'Annunzio	251,161,021.400	0	0
Michelle Engler	251,161,021.400	0	0
James Henry	251,161,021.400	0	0
Richard McLellan	251,161,021.400	0	0
William R. Rybak	251,161,021.400	0	0
Patricia A. Woodworth	251,161,021.400	0	0

2.	To vote on the election of an Interested Trustee to replace an existing Interested Trustee of the Trust.

	AFFIRMATIVE	AGAINST	WITHHOLD
Mark D. Nerud	251,161,021.400	0	0

JNL Investors Series Trust

A Special Meeting of the Shareholders of the Jackson Perspective Optimized 5 Fund of the JNL Investors Series Trust was held March 9, 2007.

The meeting involved the approval of the reclassification of the Jackson Perspective Optimized 5 Fund from a diversified fund to a non-diversified fund.

The following proposal was voted upon at the meeting:

1.	To vote on the change in the Fund’s status from a diversified fund to a non-diversified fund.

FUND	AFFIRMATIVE	AGAINST	WITHHOLD
Jackson Perspective Optimized 5 Fund	501,708.790	0	100.604

To learn more about Jackson Funds, call:

Investor Services: 888/276-0061

Financial Professional Support

Bank and Financial Institution Representatives: 800/777-7900

Independent and Non-Bank Broker/Dealer Representatives: 800/711-JNLD(5653)

Regional Broker/Dealer Representatives: 800/640-JNLD(5653)

Consider the investment objectives, risks, charges and expenses carefully before investing. For this and other information about Jackson Funds, please obtain a prospectus from your representative and read it carefully before investing.

Mutual funds involve investment risks and may lose value.

Distributed by Jackson National Life Distributors LLC. All rights reserved. Member NASD/SIPC.

Semi-Annual Report (Unaudited)

for the period ended April 30, 2007

JNL® Money Market Fund

JNL Money Market Fund (Unaudited)

Schedule of Investments (in thousands)

April 30, 2007

	Shares/Par	Amortized Cost
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.9%
Holmes Financing Plc, 5.29%, 07/15/07 (b) (c)	$925	$925
Holmes Master Issuer Plc, 5.30%, 03/15/08 (b)	2,053	2,053
Interstar Millennium Trust, 5.30%, 07/27/07 (b) (c)	1,903	1,903
Mound Financing Plc, 5.29%, 05/08/07 (b) (c)	1,250	1,250
Pendeford Master Issuer Plc, 5.31%, 02/12/08 (b) (c)	3,360	3,360
Permanent Master Issuer Plc
5.30%, 10/17/07 (b)	3,440	3,440
5.30%, 01/15/08 (b)	1,830	1,830

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $14,761)		14,761

CORPORATE BONDS AND NOTES - 9.9%
FINANCIALS - 9.9%
AmSouth Bank NA, 5.41%, 06/27/07 (b)	3,000	3,000
Bank of America, 5.31%, 02/22/08 (b)	4,000	4,000
Caylon, 5.37%, 02/19/08 (b)	4,000	4,000
Goldman Sachs Group Inc., 5.46%, 05/11/07 (b)	2,750	2,750
Lehman Brothers Holdings Inc., 5.39%, 07/19/07 (b)	3,000	3,001
MetLife Inc., 5.21%, 05/01/07 (b) (d)	3,200	3,200
Morgan Stanley, 5.48%, 07/27/07 (b)	3,000	3,001
National City Bank, 5.30%, 03/13/08 (b)	3,000	3,000
Wachovia Corp., 5.44%, 07/20/07 (b)	4,000	4,001

Total Corporate Bonds and Notes (cost $29,953)		29,953

SHORT TERM INVESTMENTS - 85.3%
Certificates of Deposit – 19.8%
Abbey National Treasury Services Plc, 5.30% 05/09/07	5,000	5,000
American Express Co., 5.27%, 05/25/07	7,000	7,000
Bank of Ireland, 5.34%, 05/10/07	5,000	5,000
Barclays Bank Plc, 5.51%, 06/18/07	3,500	3,500
BNP Paribas, 5.31%, 10/10/07	5,000	5,000
Branch Banking & Trust Co., 5.32%, 05/21/07	4,000	4,000
Deutsche Bank NY
5.35%, 08/06/07	4,000	4,000
5.31%, 10/10/07	4,000	4,000
Fortis Bank NY, 5.69%, 07/23/07	2,250	2,250
HBOS Treasury Services Plc
5.28%, 09/28/07	4,500	4,500
5.31%, 10/16/07	4,000	4,000

Marshall & Ilsley Bank, 5.28%, 06/08/07	4,000	4,000
Societe Generale NY, 5.67%, 07/23/07	2,250	2,250
Toronto-Dominion Bank NY, 5.30%, 06/13/07	5,000	5,000
		59,500
Commercial Paper - 42.7%
Apreco LLC, 5.25% 05/18/07	5,000	4,988
Bank of America Corp., 5.22%, 07/18/07	3,000	2,966
Bank of Ireland, 5.17%, 10/12/07	3,000	2,929
CAFCO LLC, 5.25%, 05/30/07	5,000	4,979
Cargill Global Funding, 5.27%, 05/15/07	8,000	7,984
DnB NOR, 5.18%, 07/10/07	4,000	3,960
Eureka Securities Ltd., 5.26%, 06/07/07	3,150	3,133
Fairway Finance Inc., 5.28%, 05/07/07	5,000	4,996
Falcon Asset Securitization Corp., 5.28%, 05/16/07	5,000	4,989
Fortis Banque Receiving LLC, 5.23%, 05/09/07	4,000	3,995
Galaxy Funding Inc., 5.22%, 06/06/07	5,000	4,974
General Electric Capital Corp., 5.22% 05/30/07	7,000	6,971
Greyhawk Funding LLC, 5.26%, 05/25/07	6,000	5,979
Kitty Hawk Funding Corp., 5.25%, 05/25/07	5,000	4,983
Merrill Lynch & Co. Inc., 5.24%, 06/07/07	5,000	4,973
Northern Rock Receiving LLC, 5.24%, 05/08/07	5,000	4,995
Park Avenue Receivables LLC, 5.26%, 05/11/07	6,000	5,991
Procter & Gamble Co., 5.22%, 06/20/07	9,000	8,935
Prudential Funding LLC, 5.23%, 06/04/07	8,000	7,960
Ranger Funding Co. LLC, 5.26%, 05/22/07	5,500	5,482
Southern Co., 5.25%, 05/24/07	7,000	6,976
Variable Funding Capital Corp., 5.26%, 05/29/07	5,000	4,980
Windmill Funding Corp., 5.24%, 06/08/07	5,500	5,470
Yorktown Capital LLC, 5.28%, 06/01/07	5,000	4,976
		128,564
Mutual Funds - 0.0%
Dreyfus Cash Management Plus Fund, 5.15% (a)	55	55

Repurchase Agreement - 22.8%
Repurchase Agreement with UBS Securities LLC, 5.24%
(Collateralized by $56,835 Federal Home Loan
Mortgage Corp., 4.50% - 6.50%, due 04/01/35 – 03/01/37,
market value $53,047 and $51,000 Federal
National Mortgage Association, 6.50% - 7.50%, due
12/01/08 - 07/01/36, market value $16,689) acquired
on 04/30/07, due 05/01/07 at $68,710	68,700	68,700

Total Short Term Investments (cost $256,819)		256,819

Total Investments – 100.1% (cost $301,533)		301,533
Other Assets and Liabilities, Net – (0.1%)		-153
Total Net Assets - 100%		$301,380

Notes to the Schedule of Investments:
(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of April 30, 2007.
(b) Variable Rate Security. Rate stated is in effect as of April 30, 2007.
(c) Rule 144A provides an exemption from the registration requirements of the Securities Act of 1933, as amended, for resale of this security to an institutional investor. The sub-adviser has deemed this security to be liquid based on procedures approved by the Board of Trustees. As of
April 30, 2007, the amortized cost of 144A securities in the JNL Money Market Fund is $7,438.
(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2007, the amortized cost of this security was
$3,200, representing 1.1% of net assets.

Summary of Total Investments by Sector:
		Non-U.S.
		Government Agency	Short Term
	Financials	Asset-Backed Securities	Securities	Total

JNL Money Market Fund	9.90%	4.90%	85.20%	100.00%

The accompanying notes are an integral part of these Financial Statements.

JNL Money Market Fund (Unaudited)
Financial Statements (in thousands, except net asset value per share)

Statement of Assets and Liabilities		Statement of Operations
April 30, 2007		For the Six-Month Period Ended April 30, 2007

Assets		Investment income

Investments in securities at amortized cost	$ 232,833	Interest	$ 8,079
Repurchase agreement	68,700	Dividends	1
Dividends and interest receivable	1,129	Total investment income	8,080
Total assets	302,662
		Expenses
Liabilities		Advisory fees	303
Payables:		Trustee fees	3
Advisory fees	48	Other expenses	12
Trustee fees	1	Total expenses	318
Dividends	1,232	Net investment income	7,762
Accrued expenses	1
Total liabilities	1,282
Net assets	$ 301,380	Net increase in net assets
		from operations	$ 7,762
Net assets consist of:
Paid-in capital	$ 301,380

Institutional Class:
Shares outstanding (no par value),
unlimited shares authorized	301,380

Net asset value per share	$ 1.00

The accompanying notes are an integral part of these Financial Statements.

JNL Money Market Fund
Financial Statements

Statement of Changes in Net Assets
(in thousands)
	For the six months ended		For the year
	April 30, 2007 (Unaudited)		ended October 31, 2006
Operations
Net investment income	$ 7,762		$ 11,251
Net increase in net assets
from operations	7,762		11,251

Distributions to shareholders
From net investment income	(7,762)		(11,251)

Share transactions¹
Proceeds from the sale of shares	3,525,143		4,876,161
Cost of shares redeemed	(3,524,723)		(4,575,201)
Net increase (decrease) in net assets
from share transactions	420		300,960

Net increase (decrease) in net assets	420		300,960

Net assets beginning of period	300,960		-

Net assets end of period	$ 301,380		$ 300,960

Undistributed net investment income	$ -		$ -

¹Share transactions
Shares sold	3,525,143		4,876,161
Shares redeemed	(3,524,723)		(4,575,201)

Net increase	420		300,960

Financial Highlights
	For the six months ended		For the year
	April 30, 2007 (Unaudited)		ended October 31, 2006

Net asset value, beginning of period	$ 1.00		$ 1.00

Investment operations
Net investment income	0.03		0.05

Distributions
Net investment income	(0.03)		(0.05)

Net asset value, end of period	$ 1.00		$ 1.00

Ratios and supplemental data
Total return	2.54%	(a)	4.74%
Net assets, end of year (in thousands)	$ 301,380		$ 300,960
Ratio of net investment income to average net assets	5.12%	(b)	4.66%
Ratio of expenses to average net assets	0.21%	(b)	0.22%
(a) The total return is not annualized for periods less than one year.
(b) This ratio is annualized for periods less than one year.

The accompanying notes are an integral part of these Financial Statements.

JNL Investors Series Trust (Unaudited)

Notes to the Financial Statements

NOTE 1. ORGANIZATION

JNL Investors Series Trust (the “Trust”) was organized under the laws of Massachusetts, by a Declaration of Trust, dated July 28, 2000. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”) and the Securities Act of 1933, as amended, as an open-end management investment company issuing its shares in series and classes; each series representing a distinct portfolio with its own investment objectives and policies. The Trust currently offers shares in six (6) separate funds. The JNL Money Market Fund (“Fund”) included in this report operates as a “diversified” series within the Trust. The financial statements of the remaining funds in the Trust are presented separately. The Institutional Class of shares is the only class of shares presently being offered by the Fund. The Fund is not sold to retail investors. Affiliates of the Fund own 100% of its outstanding capital shares at April 30, 2007.

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company (“Jackson”), serves as investment adviser to the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed and consistently applied by the Fund in the preparation of its financial statements.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications – Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Security Valuation – Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 P.M. Eastern Time. As permitted by compliance with the applicable conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Security Transactions and Investment Income – Security transactions are recorded on trade date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. Dividend income is recorded on ex-dividend date. Realized gains and losses, if any, are determined on the specific identification basis.

Repurchase Agreements - The Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller, generally a bank or broker-dealer, to repurchase that security back from the Fund at a specified price and date or upon demand. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Distributions to Shareholders – The Fund declares dividends daily and pays dividends monthly. Distributions of net realized capital gains, if any, will be distributed at least annually.

NOTE 3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Investment Advisory Agreement (“Agreement”) with JNAM, whereby, JNAM provides investment management services to the Fund. Under the terms of the Agreement, the Fund pays JNAM an annual fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of the Fund. Additionally, the Fund is sub-advised by Wellington Management Company, LLP. A portion of the advisory fee is paid by JNAM to the sub-adviser as compensation for their services. The following is a schedule of the advisory fees:

Assets	Fees
$0 to $750 million	0.20%
Over $750 million	0.18%

Administrative Services – JNAM provides or procures most of the necessary administrative functions and services for the operations of the Fund at no additional cost. In accordance with the Administration Agreement, JNAM is responsible for payment of the following Fund expenses: fund accounting; shareholder reporting; shareholder servicing; certain legal; insurance; custody; audit; and tax fees. Additionally, JNAM provides transfer agency services and Jackson National Life Distributors LLC provides distribution services at no additional cost to the Fund.

JNL Investors Series Trust (Unaudited)

Notes to the Financial Statements (continued)

NOTE 4. PURCHASES AND SALES OF SECURITIES

Information with respect to cost of purchases and proceeds from sales of long-term securities for the period ended April 30, 2007 is contained in the following table (in thousands). Long-term securities are defined as those with maturities greater than 12 months at the time of purchase.

			U.S. Government
	Investment Securities		Obligations
	Purchases	Sales	Purchases	Sales
JNL Money Market Fund	$22,997	$20,137	$4,499	$-

NOTE 5. FEDERAL INCOME TAX MATTERS

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income and capital gains to it’s shareholders sufficient to relieve it from all or substantially all federal income and excise taxes.

As of April 30, 2007, the aggregate cost of investments is the same for financial reporting and tax purposes. The tax character of the $7,762 in distributions (in thousands) paid during the semi-annual period ended April 30, 2007 was ordinary income.

NOTE 6. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The timeframe for the adoption of FIN 48 is required for the first financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management is in the process of analyzing the impact of SFAS No. 157. The Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Disclosure of Fund Expenses (Unaudited)

The Fund is affected by ongoing costs, which include (among others) costs for portfolio management, administrative services, and certain other operating expenses. Operating expenses such as these are deducted from the Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The examples below include the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses the shareholder paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

Hypothetical 5% Return. The information in this section can be used to compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all mutual funds to make the 5% calculation.

Actual Fund Return				Hypothetical 5% Return
Beginning Account Value 10/31/06	Ending Account Value 4/30/07	Annualized Expense Ratio	Expenses Paid During Period	Beginning Account Value 10/31/06	Ending Account Value 4/30/07	Annualized Expense Ratio	Expenses Paid During Period
$ 1,000.00	$ 1,025.40	0.21%	$ 1.05	$1,000.00	$ 1,023.75	0.21%	$ 1.05

These calculations are based on expenses incurred in the most recent six-month period. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Additional Disclosure

Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the Registrant by calling Shareholder Services toll-free at 888-276-0061.

TRUSTEES AND OFFICERS THE TRUST

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee
Interested Trustee
Mark D. Nerud (40) [1] 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present) President and Chief Executive Officer (12/06 to present)	91

Principal Occupation(s) During Past 5 Years:

President of the Adviser (1/07 to present); Chief Financial Officer of the Adviser (11/00 to 1/07) and Managing Board Member of the Adviser (11/00 to 11/03) (1/07 to present); Vice President (8/97 to 12/06), Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser (12/02 to 12/06); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/00 to present)

Other Directorships Held by Trustee: None

Disinterested Trustees
Michael Bouchard (51) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/03 to present)	91
Principal Occupation(s) During Past 5 Years: Sheriff, Oakland County, Michigan (1/99 to present)

Other Directorships Held by Trustee: None

William J. Crowley, Jr. (61) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	91
Principal Occupation(s) During Past 5 Years: Managing Partner (Baltimore Office) – Arthur Andersen LLP (2001 to 2002); Board Member of various corporate boards (2002 to present)

Other Directorships Held by Trustee: Director of Foundation Coal Holdings, Inc.; Director of Bio Veris Corporation; Director of Provident Bankshares Corporation

Dominic D’Annunzio (69) 1 Corporate Way Lansing, MI 48951	Chairman of the Board [2] (2/04 to present) Trustee [2] (2/02 to present)	91
Principal Occupation(s) During Past 5 Years: Acting Commissioner of Insurance for the State of Michigan (1/90 to 5/90) and (8/97 to 5/98)

Other Directorships Held by Trustee: None

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee
Michelle Engler (49) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/03 to present)	91
Principal Occupation(s) During Past 5 Years: Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)

Other Directorships Held by Trustee: Director of Federal Home Loan Mortgage Corporation

James Henry, Ph.D. (68) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	91
Principal Occupation(s) During Past 5 Years: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to present)

Other Directorships Held by Trustee: None

Richard McLellan (64) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/94 to present)	91
Principal Occupation(s) During Past 5 Years: Member, Dykema Gossett PLLC (Law Firm)

Other Directorships Held by Trustee: None

William R. Rybak (56) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	91
Principal Occupation(s) During Past 5 Years: Board Member of various corporate boards (see below) (2002 to present)

Other Directorships Held by Trustee:

Chairman of the Board of Trustees of Lewis University; Member of the Board since 1982; Member of the Board of Directors of Howe Barnes Investments, Inc. since 2001; Member of the Boards of each of the Calamos Mutual Funds since 2002; Member of the Board of Directors of The PrivateBancorp since 2003; Chairman of the Board of Trustees of St. Coletta’s of Illinois; and Member of the Board since 2000

Patricia A. Woodworth (52) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	91

Principal Occupation(s) During Past 5 Years:

Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to present); Executive Vice President and Chief Financial Officer, The University of Chicago (1998 to 2002)

Other Directorships Held by Trustee: None

[1] Mr. Nerud is an “interested person” of the Trust due to his position with Jackson National Life Insurance Company®, which is the parent company of the Adviser.

[2] The Chairman of the Board, interested and disinterested Trustees are elected to serve for an indefinite term.

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee
Officers
Daniel W. Koors (36) 1 Corporate Way Lansing, MI 48951	Vice President, Treasurer and Chief Financial Officer (12/06 to present)	Not Applicable

Principal Occupation(s) During Past 5 Years:

Vice President and Chief Financial Officer of the Adviser (1/07 to present); Vice President, Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/06 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/06 to 12/06); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/06 to present); Partner of Deloitte & Touche LLP (2003 to June 2006); Senior Manager of Deloitte & Touche LLP (2000 to 2003)

Other Directorships Held by Trustee: Not Applicable

Susan S. Rhee (35) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (2/04 to present)	Not Applicable

Principal Occupation(s) During Past 5 Years:

Secretary of the Adviser (11/00 to present); Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser; Assistant Vice President of Jackson National Life Insurance Company (8/03 to present); Associate General Counsel of Jackson National Life Insurance Company (7/01 to present)

Other Directorships Held by Trustee: Not Applicable

Steven J. Fredricks (36) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/05 to present)	Not Applicable

Principal Occupation(s) During Past 5 Years:

Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/05 to present); Attorney of Jackson National Life Insurance Company (2/02 to 1/05)

Other Directorships Held by Trustee: Not Applicable

William V. Simon (36) 1 Corporate Way Lansing, MI 48951	Vice President and Assistant Treasurer (12/06 to present)	Not Applicable

Principal Occupation(s) During Past 5 Years:

Vice President and Chief Operating Officer of the Adviser (1/07 to present); Assistant Vice President of Jackson National Life Insurance Company (7/04 to present); Director of Jackson National Life Insurance Company (8/00 to 7/04)

Other Directorships Held by Trustee: Not Applicable

For the JNL Money Market Fund, you can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-392-2909, or writing the JNL Investors Series Trust Service Center, 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606.

TRUSTEES OF THE JNL INVESTORS SERIES TRUST

The Trustees and officers that are interested persons of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or officers. The following persons, who are disinterested Trustees of the Trust and the Trust’s Chief Compliance Officer, received from the Trust the compensation amounts indicated for the services as such for the 6 month period ended April 30, 2007.

Trustee	Aggregate Compensation from the Trust[1]	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
Michael J. Bouchard	$1,215	$0	$0	$74,500
William J. Crowley, Jr. [2]	$481	$0	$0	$29,500[6]
Dominic A. D’Annunzio [5]	$1,745	$0	$0	$107,000[7]
Michelle Engler	$1,338	$0	$0	$82,000
Joseph A. Frauenheim [3]	$958	$0	$0	$58,750
James B. Henry [2]	$481	$0	$0	$29,500
Richard D. McLellan	$1,378	$0	$0	$84,500
William R. Rybak [2]	$440	$0	$0	$27,000
Patricia A. Woodworth [2]	$481	$0	$0	$29,500[6]
Steven J. Fredricks [4]	$3,074	$0	$0	$188,442

1 The fees paid to the independent Trustees are paid for combined meetings of all Funds in the Fund Complex. The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

2 Trustees were elected to the Board of Trustees effective January 1, 2007, and therefore have not received any compensation since January 1, 2007.

3 Mr. Frauenheim retired from the Board of Trustees effective January 1, 2007.

4 Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex. The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

5 Mr. D’Annunzio is an ex officio (non-voting) member of the Governance Committee. Therefore, he does not receive any compensation as a member of the Governance Committee.

6 Mr. Crowley and Ms. Woodworth deferred $14,750.

7 Mr. D’Annunzio deferred $18,500.

PROXY VOTING GUIDELINES

The Board of Trustees has adopted the proxy voting policy and procedure (“Policy”) of Jackson National Asset Management, LLC (“JNAM” or “Adviser”), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the Sub-Advisers. JNAM is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2006 are available (1) without charge, upon request by calling 1-800-392-2909; (2) on Jackson National Life Insurance Company’s website at www.jnl.com or Jackson National Life Insurance Company of New York’s website at www.jnlny.com; and (3) on the SEC’s website at www.sec.gov.

JNL INVESTORS SERIES TRUST

A Special Meeting of the Shareholders of the JNL Investors Series Trust held December 1, 2006.

The meeting involved the election of Trustees. The following lists the name of each Trustee elected at the meeting, if the Trustee is a Disinterested/Independent Trustee or an Interested Trustee, and if the Trustee was an incumbent or newly elected at the meeting:

William J. Crowley, Jr.	Disinterested/Independent Trustee	New
Michael Bouchard	Disinterested/Independent Trustee	Incumbent
Dominic D'Annunzio	Disinterested/Independent Trustee	Incumbent
Michelle Engler	Disinterested/Independent Trustee	Incumbent
James Henry	Disinterested/Independent Trustee	New
Richard McLellan	Disinterested/Independent Trustee	Incumbent
Mark D. Nerud	Interested Trustee	New
William R. Rybak	Disinterested/Independent Trustee	New
Patricia A. Woodworth	Disinterested/Independent Trustee	New

The following proposals were voted upon at the meeting:

1.	To vote on the election of Independent Trustees of the Trust:

	AFFIRMATIVE	AGAINST	WITHHOLD
Michael Bouchard	251,161,021.400	0	0
William J. Crowley, Jr.	251,161,021.400	0	0
Dominic D'Annunzio	251,161,021.400	0	0
Michelle Engler	251,161,021.400	0	0
James Henry	251,161,021.400	0	0
Richard McLellan	251,161,021.400	0	0
William R. Rybak	251,161,021.400	0	0
Patricia A. Woodworth	251,161,021.400	0	0

2.	To vote on the election of an Interested Trustee to replace an existing Interested Trustee of the Trust.

	AFFIRMATIVE	AGAINST	WITHHOLD
Mark D. Nerud	251,161,021.400	0	0

ITEM 2. Code of Ethics.

Not applicable to the semi-annual filing.

ITEM 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

ITEM 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

ITEM 5. Audit Committee of Listed Registrants.

Not applicable as this is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended.

ITEM 6. Schedule of Investments.

Below is a Schedule I – Investments in securities of unaffiliated issuers, for the Jackson Perspective Index 5 Fund for which a summary schedule of investments was provided in the Jackson FundsSM April 30, 2007 Semi-Annual Report pursuant to §210.12 – 12C of Regulation S-X.

Jackson Perspective Index 5 Fund
COMMON STOCKS - 76.3%
CONSUMER DISCRETIONARY - 10.1%	Shares/Par	Value
99 Cents Only Stores (b)	641	$9,166
Aaron Rents Inc. (g)	345	9,788
Abercrombie & Fitch Co. - Class A	121	9,881
AC Moore Arts & Crafts Inc. (b)	360	7,391
Accor SA	162	15,259
Adidas AG (g)	259	15,407
Advance Auto Parts	987	40,664
Aeropostale Inc. (b)	849	34,936
AFC Enterprises Inc. (b)	441	8,383
Amazon.Com Inc. (b) (g)	249	15,271
Ambassadors Group Inc.	257	8,615
Ambassadors International Inc. (g)	171	6,997
American Axle & Manufacturing Holdings Inc.	406	11,348
American Eagle Outfitters Inc.	1,733	51,072
American Greetings Corp.	1,028	26,163
Ameristar Casinos Inc. (g)	254	7,711
AnnTaylor Stores Corp. (b)	655	25,204
Applebee’s International Inc.	1,269	34,491
Arbitron Inc.	236	11,630
ArvinMeritor Inc. (g)	1,153	23,809
Asatsu-DK Inc. (g)	200	6,388
Autobacs Seven Co. Ltd.	200	6,931
AutoZone Inc. (b) (g)	67	8,914
Bally Technologies Inc. (b) (g)	418	9,781
Bandag Inc.	199	10,038
Barnes & Noble Inc.	496	19,607
Barratt Developments Plc	323	6,954
Beazer Homes USA Inc. (g)	356	11,883
Bebe Stores Inc.	394	6,895
Bed Bath & Beyond Inc. (b) (g)	300	12,222
Belo Corp.	1,756	33,838
Benesse Corp.	200	7,449
Best Buy Co. Inc.	307	14,322
Big Lots Inc. (b) (g)	867	27,917
Black & Decker Corp.	98	8,891
Blockbuster Inc. - Class A (b) (g)	1,474	9,139
Blyth Inc.	376	9,814
Bob Evans Farms Inc.	611	22,424
Bon-Ton Stores Inc.	225	11,176
Books-A-Million Inc.	344	5,738
Borders Group Inc. (g)	1,042	21,997
BorgWarner Inc.	563	43,863
Boyd Gaming Corp.	384	17,472
Bridgestone Corp.	600	12,168
Bright Horizons Family Solutions Inc. (b)	230	8,883
Brinker International Inc.	1,134	35,267
British Sky Broadcasting Plc	1,242	14,225

Brown Shoe Co. Inc.	313	8,445
Buffalo Wild Wings Inc. (b)	147	9,596
Build-A-Bear Workshop Inc. (b) (g)	278	7,659
Burberry Group Plc	617	8,470
Cache Inc. (b) (g)	309	5,333
California Pizza Kitchen Inc. (b)	234	7,818
Callaway Golf Co.	1,182	21,229
Career Education Corp. (b) (g)	860	25,404
Carmax Inc. (b)	1,882	46,899
Carnival Corp.	402	19,654
Carnival Plc	219	11,029
Carter’s Inc. (b)	383	10,035
Casual Male Retail Group Inc. (b) (g)	598	6,883
Catalina Marketing Corp.	688	21,810
Cato Corp. - Class A	340	7,347
CBRL Group Inc. (g)	527	23,494
CBS Corp. - Class B (g)	685	21,762
CEC Entertainment Inc. (b)	273	11,376
Centex Corp. (g)	139	6,223
Champion Enterprises Inc. (b) (g)	833	8,563
Charlotte Russe Holding Inc. (b)	254	6,942
Charming Shoppes Inc. (b) (g)	1,961	24,513
Charter Communications Inc. - Class A (b) (g)	2,706	8,172
Cheesecake Factory Inc. (b) (g)	789	21,776
Chico’s FAS Inc. (b) (g)	1,596	42,071
Childrens Place Retail Stores Inc. (b)	160	8,459
Chipotle Mexican Grill Inc. (b)	194	11,624
Christopher & Banks Corp. (g)	418	7,236
Churchill Downs Inc.	183	8,544
CKE Restaurants Inc.	489	9,932
CKX Inc. (b) (g)	665	6,936
Claire’s Stores Inc.	826	26,903
Clear Channel Communications Inc.	407	14,420
Coach Inc. (b)	292	14,258
Coinstar Inc. (b) (g)	255	7,928
Coldwater Creek Inc. (b) (g)	530	10,971
Columbia Sportswear Co. (g)	140	8,764
Comcast Corp. - Class A (b) (g)	2,380	63,451
Compagnie Financiere Richemont AG	442	26,637
Compagnie Generale des Etablissements Michelin (g)	134	17,073
Compass Group Plc	1,753	12,678
Continental AG	140	19,487
Corinthian Colleges Inc. (b) (g)	1,404	19,417
CROCS Inc. (b) (g)	181	10,114
CSS Industries Inc.	244	9,736
DaimlerChrysler AG	787	63,708
Darden Restaurants Inc.	194	8,047
Deckers Outdoor Corp. (b)	130	9,845

Denny’s Corp. (b)	1,656	7,767
Denso Corp.	400	14,143
Dentsu Inc.	3	8,543
DeVry Inc. (g)	970	32,000
Dick’s Sporting Goods Inc. (b)	324	18,173
DirecTV Group Inc. (b)	613	14,614
Dollar Tree Stores Inc. (b) (g)	909	35,742
Domino’s Pizza Inc.	298	9,611
Douglas Holding AG (g)	151	9,549
Dress Barn Inc. (b)	334	6,650
DSG International Plc	2,081	6,662
DSW Inc. (b) (g)	202	7,830
Electrolux AB - Class B	390	10,138
Emap Plc	494	7,924
Entercom Communications Corp.	400	11,096
Esprit Holdings Ltd.	1,000	12,120
Family Dollar Stores Inc.	266	8,469
Fast Retailing Co. Ltd. (g)	100	6,869
Federated Department Stores Inc. (g)	401	17,612
Fiat SpA (b)	410	12,045
First Choice Holidays Plc	1,398	8,003
Fleetwood Enterprises Inc. (b) (g)	986	8,213
Foot Locker Inc.	1,401	33,330
Ford Motor Co. (g)	1,627	13,081
Fortune Brands Inc.	192	15,379
Fossil Inc. (b)	352	9,916
Fuji Photo Film Co. Ltd. (g)	400	16,477
Furniture Brands International Inc. (g)	1,137	18,283
GameStop Corp. - Class A (b)	1,312	43,519
Gannett Co. Inc.	195	11,127
Gap Inc.	435	7,808
Gaylord Entertainment Co. (b)	324	17,755
Gemstar-TV Guide International Inc. (b)	1,945	8,636
General Motors Corp.	441	13,772
Gentex Corp.	1,483	26,397
Genuine Parts Co.	164	8,103
Group 1 Automotive Inc.	184	7,544
GSI Commerce Inc. (b) (g)	416	9,194
Guess? Inc.	286	11,268
Guitar Center Inc. (b)	252	11,668
Gymboree Corp. (b)	230	8,781
HanesBrands Inc. (b)	897	23,851
Harley-Davidson Inc.	217	13,740
Harman International Industries Inc.	78	9,507
Harrah’s Entertainment Inc.	157	13,392
Harte-Hanks Inc.	675	17,618
Harvey Norman Holdings Ltd.	2,604	11,038
Haseko Corp. (b)	2,000	6,623

Hennes & Mauritz AB - Class B	462	30,542
Hermes International (g)	85	12,274
Hilton Hotels Corp.	317	10,778
Home Depot Inc.	1,602	60,668
Home Retail Group	972	8,823
Home Solutions of America Inc. (b) (g)	1,331	6,309
Honda Motor Co. Ltd.	1,200	41,215
HOT Topic Inc. (b)	585	6,605
Hovnanian Enterprises Inc. - Class A (b) (g)	676	16,217
Iconix Brand Group Inc. (b)	402	8,092
IHOP Corp.	177	10,429
Inchcape Plc	788	8,875
Inditex SA	159	9,782
InterContinental Hotels Group Plc	329	7,938
Interface Inc.	549	9,251
International Game Technology	264	10,069
International Speedway Corp. - Class A	408	20,155
INVESTools Inc. (b) (g)	566	7,715
Isle of Capri Casinos Inc. (b) (g)	293	7,161
ITT Educational Services Inc. (b)	286	27,802
J Crew Group Inc. (b)	202	8,179
Jack in the Box Inc. (b)	250	16,655
Jackson Hewitt Tax Service Inc.	238	6,564
JC Penney Co. Inc.	169	13,366
Jo-Ann Stores Inc. (b)	317	9,494
John Fairfax Holdings Ltd. (g)	2,475	10,707
John Wiley & Sons Inc.	578	21,646
Johnson Controls Inc.	210	21,489
Jones Apparel Group Inc.	233	7,780
K2 Inc. (b)	591	8,918
KB Home (g)	152	6,705
Kellwood Co.	240	6,763
Kesa Electrical Plc	1,175	7,896
Keystone Automotive Industries Inc. (b)	229	7,617
Kimball International Inc. - Class B	321	5,778
Kingfisher Plc	2,409	13,044
Kohl’s Corp. (b)	240	17,770
Koninklijke Philips Electronics NV	982	40,327
Krispy Kreme Doughnuts Inc. (b)	703	6,840
Lagardere SCA (g)	239	18,784
Landry’s Restaurants Inc.	259	7,692
Laureate Education Inc. (b)	470	27,754
Lear Corp. (b)	1,102	40,465
Lee Enterprises Inc.	1,147	30,028
Leggett & Platt Inc.	326	7,668
Lennar Corp.	149	6,364
Levitt Corp. - Class A (g)	637	5,408
Li & Fung Ltd.	4,000	12,427

Life Time Fitness Inc. (b) (g)	262	13,467
Limited Brands Inc.	271	7,471
Live Nation Inc. (b)	517	10,490
Liz Claiborne Inc. (g)	179	8,005
Lowe’s Cos. Inc.	1,222	37,344
LVMH Moet Hennessy Louis Vuitton SA	234	27,275
M/I Homes Inc. (g)	204	6,065
Marcus Corp.	331	7,193
Marks & Spencer Group Plc	1,204	17,760
Marriott International Inc. - Class A	301	13,608
Martha Stewart Living Omnimedia (g)	356	6,768
Marvel Entertainment Inc. (b) (g)	330	9,745
Matsushita Electric Industrial Co. Ltd.	2,000	38,564
Mattel Inc.	372	10,528
Matthews International Corp. - Class A	395	16,653
McDonald’s Corp.	962	46,445
McGraw-Hill Cos. Inc.	339	22,215
MDC Holdings Inc.	304	15,583
Media General Inc.	397	14,586
Mediaset SpA (g)	1,301	14,712
Men’s Wearhouse Inc.	347	15,015
Meritage Corp. (b) (g)	166	5,778
Midas Inc. (b)	339	7,407
Modine Manufacturing Co.	490	11,334
Mohawk Industries Inc. (b) (g)	504	45,441
Monro Muffler Inc.	260	9,100
Morningstar Inc. (b)	173	9,008
Movado Group Inc.	270	8,888
National Presto Industries Inc.	137	8,095
NetFlix Inc. (b) (g)	874	19,377
New York Times Co. - Class A (g)	455	10,647
Newell Rubbermaid Inc.	269	8,250
News Corp. Inc. - Class A	1,831	40,996
Nike Inc. - Class B (g)	307	16,535
Nissan Motor Co. Ltd. (g)	1,800	18,105
Nordstrom Inc.	187	10,270
NVR Inc. (b)	36	29,664
O’Charleys Inc. (b)	367	7,747
Omnicom Group Inc.	133	13,926
O’Reilly Automotive Inc. (b)	1,093	38,911
OSI Restaurant Partners Inc.	719	28,623
Pacific Sunwear of California Inc. (b)	1,196	25,032
PagesJaunes Groupe SA	412	9,537
Payless Shoesource Inc. (b)	1,057	33,718
Pearson Plc	659	11,272
Persimmon Plc	261	6,980
PetMed Express Inc. (b)	584	6,442
PetSmart Inc.	1,199	39,795

PF Chang’s China Bistro Inc. (b) (g)	258	9,869
Phillips-Van Heusen	813	45,447
Pinnacle Entertainment Inc. (b)	344	9,660
Polaris Industries Inc.	322	16,271
Polo Ralph Lauren Corp.	102	9,395
Priceline.com Inc. (b)	179	9,960
Publishing & Broadcasting Ltd. (g)	791	13,391
Pulte Homes Inc. (g)	236	6,348
Puma AG Rudolf Dassler Sport	20	9,083
Punch Taverns Plc	312	8,058
Quicksilver Inc. (b) (g)	956	12,715
Rank Group Plc	2,235	8,927
Rare Hospitality International Inc. (b)	323	9,406
RC2 Corp. (b)	177	7,055
RCN Corp. (b)	259	6,998
Reed Elsevier NV	584	10,977
Reed Elsevier Plc	1,822	23,072
Regis Corp.	777	29,705
Renault SA (g)	158	20,511
Rent-A-Center Inc. (b)	1,127	31,376
Reuters Group Plc	1,063	10,100
Ross Stores Inc.	1,261	41,802
Ruby Tuesday Inc.	973	26,037
Ryland Group Inc. (g)	380	16,834
Saks Inc.	1,210	25,337
Sankyo Co. Ltd. (g)	100	4,383
Sanoma-WSOY Oyj	277	8,179
Scholastic Corp. (b)	533	16,454
Scientific Games Corp. - Class A (b) (g)	612	20,373
Sears Holdings Corp. (b) (g)	61	11,646
Sega Sammy Holdings Inc.	300	6,789
Sekisui House Ltd.	1,000	14,759
Select Comfort Corp. (b) (g)	449	8,324
Shangri-La Asia Ltd.	4,000	9,781
Sharp Corp.	1,000	18,351
Sherwin-Williams Co. (g)	123	7,844
Shimano Inc. (g)	300	9,846
Shuffle Master Inc. (b) (g)	298	5,075
Signet Group Plc	3,363	8,258
Six Flags Inc. (b) (g)	1,489	8,874
Skyline Corp.	194	6,373
Smith & Wesson Holding Corp. (b) (g)	754	10,345
Societe Television Francaise 1 (g)	210	7,217
Sonic Corp. (b) (g)	565	12,679
Sony Corp. (g)	800	42,542
Sotheby’s Holdings - Class A (g)	938	48,420
Stage Stores Inc.	385	8,489
Stanley Works	155	9,033

Staples Inc.	609	15,103
Starbucks Corp. (b)	594	18,426
Starwood Hotels & Resorts Worldwide Inc.	195	13,069
Steven Madden Ltd.	222	6,604
Stewart Enterprises Inc. - Class A	1,248	9,385
Strayer Education Inc.	238	29,593
Stride Rite Corp.	807	11,379
Sumitomo Rubber Industries Inc.	600	6,440
Superior Industries International Inc. (g)	536	12,248
Swatch Group AG - Class B (g)	44	12,607
Talbots Inc. (g)	324	7,614
Target Corp.	675	40,075
Tempur-Pedic International Inc. (g)	381	9,895
Tenneco Automotive Inc. (b)	330	9,884
Thor Industries Inc.	325	12,945
Timberland Co. - Class A (b) (g)	858	22,145
Time Warner Inc.	3,151	65,005
TiVo Inc. (b) (g)	1,523	9,762
TJX Cos. Inc.	404	11,268
Toll Brothers Inc. (b)	1,091	32,490
Toyota Industries Corp.	300	14,135
Toyota Motor Corp.	2,200	133,626
Triarc Cos. Inc. - Class B (g)	513	8,347
Trinity Mirror Plc	923	9,825
Tupperware Brands Corp. (g)	1,107	31,129
Tween Brands Inc. (b)	245	9,594
Under Armour Inc. - Class A (b) (g)	155	7,828
Urban Outfitters Inc. (b)	1,016	26,172
Vail Resorts Inc. (b) (g)	238	13,571
Valassis Communications Inc. (b) (g)	1,210	23,184
Viacom Inc. - Class B (b)	574	23,678
Visteon Corp. (b)	944	8,608
Vivendi Universal SA (g)	915	37,743
Volkswagen AG (g)	182	27,497
Walt Disney Co.	1,611	56,353
Warnaco Group Inc. (b)	370	10,464
Washington Post Co.	58	43,152
WCI Communities Inc. (b) (g)	407	8,889
Wet Seal Inc. (b)	1,169	6,990
William Hill Plc	631	7,512
Williams-Sonoma Inc.	1,047	36,875
Winnebago Industries Inc. (g)	270	8,656
WMS Industries Inc. (b)	224	8,929
Wolters Kluwer NV (g)	340	10,071
Wolverine World Wide Inc.	467	13,347
WPP Group Plc	991	14,673
Wyndham Worldwide Corp. (b)	244	8,442
Yamaha Motor Co. Ltd.	300	7,924

Yell Group Plc	962	9,314
Yum! Brands Inc.	226	13,980
Zale Corp. (b) (g)	392	10,941
		5,512,585
CONSUMER STAPLES - 4.4%
Aeon Co. Ltd. (g)	600	10,974
Ajinomoto Co. Inc.	1,000	12,303
Alberto-Culver Co.	656	15,934
Alliance One International Inc. (b)	1,105	10,840
Altadis SA	240	15,670
Altria Group Inc.	1,586	109,307
Andersons Inc. (g)	184	8,547
Anheuser-Busch Cos. Inc.	559	27,497
Archer-Daniels-Midland Co. (g)	458	17,725
Asahi Breweries Ltd.	500	8,147
Avon Products Inc.	297	11,821
BJ’s Wholesale Club Inc. (b)	576	19,889
Boots Group Plc	708	15,797
Boston Beer Co. Inc. - Class A (b)	217	6,990
British American Tobacco Plc	1,125	34,819
Cadbury Schweppes Plc	1,829	24,181
Carrefour SA (g)	475	36,509
Casey’s General Stores Inc.	440	11,066
Central Euro Distribution Corp. (b) (g)	263	7,824
Central Garden & Pet Co. - Class A (b)	322	4,611
Central Garden & Pet Co. (b) (g)	161	2,384
Chattem Inc. (b)	156	8,914
Chiquita Brands International Inc. (g)	488	7,237
Church & Dwight Co. Inc. (g)	576	29,220
Coca-Cola Co.	1,511	78,859
Coca-Cola West Japan Co. Ltd. (g)	300	6,543
Coles Myer Ltd. (g)	1,326	18,923
Colgate-Palmolive Co. (g)	374	25,335
ConAgra Foods Inc.	389	9,562
Costco Wholesale Corp.	376	20,142
CVS Corp.	1,198	43,416
Darling International Inc. (b)	1,416	10,861
Delta & Pine Land Co.	273	11,259
Diageo Plc	1,988	41,907
East Asiatic Co. Ltd. (g)	140	7,291
Elizabeth Arden Inc. (b)	409	9,207
Energizer Holdings Inc. (b)	496	48,201
Flowers Foods Inc.	391	12,195
Foster’s Group Ltd.	2,432	12,839
General Mills Inc.	268	16,053
Great Atlantic & Pacific Tea Co. (b)	303	9,754
Groupe Danone (g)	177	29,102
Hain Celestial Group Inc. (b) (g)	250	7,508

Hansen Natural Corp. (b) (g)	521	19,902
Heineken NV (g)	164	8,779
Henkel KGaA (g)	53	8,313
HJ Heinz Co.	267	12,578
Hormel Foods Corp.	666	25,368
House Foods Corp.	500	8,458
Imperial Sugar Co. (g)	322	9,583
Imperial Tobacco Group Plc	505	22,012
InBev NV	118	9,198
Ingles Markets Inc. - Class A	272	9,781
Ito En Ltd. (g)	300	9,988
J Sainsbury Plc	1,210	13,787
J&J Snack Foods Corp.	188	7,326
Japan Tobacco Inc.	3	14,653
JM Smucker Co.	534	29,808
Jones Soda Co. (b) (g)	626	15,393
Katokichi Co. Ltd. (g)	1,000	6,519
Kellogg Co.	208	11,005
Kerry Group Plc	312	9,324
Kikkoman Corp. (g)	1,000	14,586
Kimberly-Clark Corp.	341	24,269
Koninklijke Ahold NV (b)	1,285	16,367
Kose Corp. (g)	300	8,360
Kraft Foods Inc. - Class A	1,097	36,717
Kroger Co.	607	17,913
Lancaster Colony Corp.	401	16,934
Lance Inc.	388	8,586
Longs Drug Stores Corp.	244	13,357
L’Oreal SA (g)	239	28,602
Matsumotokiyoshi Co. Ltd. (g)	400	9,399
Medifast Inc. (b) (g)	620	4,527
Meiji Dairies Corp.	1,000	7,995
Meiji Seika Kaisha Ltd.	2,000	9,500
MGP Ingredients Inc. (g)	345	6,869
Nash Finch Co. (g)	286	11,145
NBTY Inc. (b)	371	18,331
Nestle SA (g)	304	120,344
Nichirei Corp.	1,000	5,978
Nisshin Seifun Group Inc. (g)	1,000	10,795
Nissin Food Products Co. Ltd. (g)	200	7,509
Nu Skin Enterprises Inc.	428	7,417
Pantry Inc. (b) (g)	167	7,513
Pepsi Bottling Group Inc.	252	8,268
PepsiAmericas Inc.	630	15,208
PepsiCo Inc.	1,225	80,960
Performance Food Group Co. (b)	324	10,125
Pernod-Ricard SA (g)	66	14,054
Pilgrim’s Pride Corp. - Class B	305	11,136

Playtex Products Inc. (b)	542	8,250
Procter & Gamble Co.	2,374	152,672
QP Corp.	900	8,336
Ralcorp Holdings Inc. (b)	201	13,228
Reckitt Benckiser Plc	428	23,414
Reddy Ice Holdings Inc. (g)	302	8,847
Reynolds American Inc. (g)	119	7,647
Royal Numico NV (g)	145	7,990
Ruddick Corp.	658	19,760
SABMiller Plc	676	15,979
Safeway Inc.	346	12,560
Sara Lee Corp.	696	11,421
Seven & I Holdings Co. Ltd.	800	23,069
Smithfield Foods Inc. (b) (g)	911	27,849
Spartan Stores Inc.	373	9,608
Suedzucker AG (g)	323	6,608
SYSCO Corp.	506	16,566
Tesco Plc	5,998	55,156
Tootsie Roll Industries Inc.	552	16,002
TreeHouse Foods Inc. (b)	250	7,535
Unilever NV	1,317	40,191
Unilever Plc	925	28,940
United Natural Foods Inc. (b)	316	9,856
Universal Corp.	419	26,263
UST Inc. (g)	134	7,595
Vector Group Ltd. (g)	439	8,012
Walgreen Co.	818	35,910
Wal-Mart Stores Inc.	1,908	91,431
Wild Oats Markets Inc. (b)	542	9,772
Woolworths Ltd.	1,105	25,881
		2,418,050
ENERGY - 5.8%
Acergy SA (b) (g)	405	8,662
Aker Kvaerner ASA (b) (g)	310	7,264
Allis-Chalmers Energy Inc. (b) (g)	339	6,560
Alpha Natural Resources Inc. (b)	548	9,519
Anadarko Petroleum Corp.	360	16,798
Apache Corp.	253	18,343
Arch Coal Inc.	1,256	45,304
Arena Resources Inc. (b)	183	8,592
ATP Oil & Gas Corp. (b)	197	8,562
Atwood Oceanics Inc. (b) (g)	192	12,077
Aurora Oil & Gas Corp. (b)	2,430	6,391
Aventine Renewable Energy Holdings Inc. (b)	331	6,359
Baker Hughes Inc.	236	18,972
Berry Petroleum Co. - Class A (g)	265	9,026
BG Group Plc	2,540	36,601
Bill Barrett Corp. (b)	287	10,590

BJ Services Co.	270	7,738
BP Plc	15,199	170,512
Bristow Group Inc. (b) (g)	216	8,122
Cameron International Corp. (b) (g)	968	62,504
CARBO Ceramics Inc.	209	9,081
Carrizo Oil & Gas Inc. (b)	269	9,913
Chesapeake Energy Corp. (g)	321	10,834
Chevron Corp.	1,636	127,264
Cimarex Energy Co. (g)	750	29,550
Complete Production Services Inc. (b)	368	8,858
Comstock Resources Inc. (b)	332	9,412
ConocoPhillips	1,247	86,479
Crosstex Energy Inc.	246	7,392
Delta Petroleum Corp. (b) (g)	350	7,592
Denbury Resources Inc. (b)	1,048	34,678
Devon Energy Corp.	330	24,047
Dril-Quip Inc. (b)	199	10,050
El Paso Corp.	530	7,950
Encore Acquisition Co. (b)	845	22,570
Energy Partners Ltd. (b) (g)	319	5,330
ENI SpA	2,070	68,649
ENSCO International Inc.	538	30,332
EOG Resources Inc.	197	14,468
Evergreen Energy Inc. (b) (g)	789	4,758
EXCO Resources Inc. (b) (g)	461	7,740
Exploration Co. of Delaware Inc. (b) (g)	585	6,066
Exxon Mobil Corp.	4,412	350,225
FMC Technologies Inc. (b) (g)	587	41,607
Forest Oil Corp. (b) (g)	495	17,444
Frontier Oil Corp.	830	29,324
GeoGlobal Resources Inc. (b) (g)	994	5,666
Giant Industries Inc. (b) (g)	104	7,797
Grant Prideco Inc. (b)	1,119	57,673
Grey Wolf Inc. (b)	1,508	10,797
Gulf Island Fabrication Inc.	211	6,336
Gulfmark Offshore Inc. (b)	209	10,011
Halliburton Co.	762	24,209
Hanover Compressor Co. (b) (g)	1,620	35,041
Harvest Natural Resources Inc. (b) (g)	734	7,377
Helmerich & Payne Inc.	957	30,902
Hess Corp.	204	11,577
Hornbeck Offshore Services Inc. (b) (g)	218	6,895
Houston Exploration Co. (b)	229	12,680
Hydril (b)	122	11,812
Input/Output Inc. (b) (g)	572	8,002
Lone Star Technologies Inc. (b)	222	14,743
Lufkin Industries Inc.	134	8,337
Marathon Oil Corp.	251	25,489

Mariner Energy Inc. (b)	538	12,132
Markwest Hydrocarbon Inc.	161	9,634
Matrix Service Co. (b)	484	11,810
Metretek Technologies Inc. (b)	633	7,818
Nabors Industries Ltd. (b)	267	8,576
NATCO Group Inc. (b)	245	9,359
National Oilwell Varco Inc. (b)	139	11,794
Newfield Exploration Co. (b)	1,139	49,831
Newpark Resources Inc. (b)	1,082	8,894
Nippon Mining Holdings Inc.	1,000	8,031
Nippon Oil Corp.	1,000	7,679
Noble Corp.	117	9,853
Noble Energy Inc.	1,509	88,744
Norsk Hydro ASA (g)	558	19,233
Occidental Petroleum Corp.	636	32,245
Oil States International Inc. (b)	365	12,384
Overseas Shipholding Group	267	18,904
Pacific Ethanol Inc. (b)	507	7,504
Paladin Resources Ltd. (b) (g)	1,112	8,702
Parallel Petroleum Corp. (b) (g)	444	10,261
Parker Drilling Co. (b) (g)	955	10,371
Patterson-UTI Energy Inc. (g)	1,415	34,512
Peabody Energy Corp. (g)	207	9,932
Penn Virginia Corp.	139	11,127
PetroHawk Energy Corp. (b) (g)	1,026	14,826
Petroleum Development Corp. (b)	181	9,412
Petroleum Geo-Services ASA (b)	332	9,081
PetroQuest Energy Inc. (b)	612	6,989
Pioneer Natural Resources Co. (g)	1,112	55,822
Plains Exploration & Production Co. (b)	680	31,953
Pogo Producing Co. (g)	522	25,192
Pride International Inc. (b)	1,445	47,410
Quicksilver Resources Inc. (b) (g)	485	20,302
Rentech Inc. (b) (g)	2,069	4,966
Repsol YPF SA	691	22,765
Rosetta Resources Inc. (b) (g)	418	8,991
Royal Dutch Shell Plc - Class A	2,856	99,203
Royal Dutch Shell Plc - Class B	2,124	74,797
Schlumberger Ltd. (g)	873	64,454
Smith International Inc. (g)	190	9,964
Southwestern Energy Co. (b)	1,469	61,698
Spectra Energy Corp.	500	13,050
Statoil ASA (g)	484	13,545
Stone Energy Corp. (b)	234	6,932
Sulphco Inc. (b) (g)	1,653	7,951
Sunoco Inc.	125	9,441
Superior Energy Services (b)	558	20,272
Swift Energy Co. (b)	212	8,617

Tidewater Inc. (g)	503	31,795
Total SA	1,683	124,068
Transocean Inc. (b)	218	18,792
Trico Marine Services Inc. (b)	204	7,896
Universal Compression Holdings Inc. (b)	205	13,647
USEC Inc. (b)	644	12,989
VAALCO Energy Inc. (b)	1,156	6,242
Valero Energy Corp. (g)	456	32,025
Weatherford International Ltd. (b)	254	13,332
Western Refining Inc.	306	12,124
W-H Energy Services Inc. (b)	205	11,093
Whiting Petroleum Corp. (b)	266	11,709
Williams Cos. Inc.	449	13,246
Woodside Petroleum Ltd. (g)	544	17,688
World Fuel Services Corp.	193	8,918
XTO Energy Inc.	274	14,870
		3,172,850

FINANCIALS - 17.2%
3i Group Plc	500	11,486
ABN AMRO Holding NV (g)	1,461	70,886
Acadia Realty Trust	312	8,387
Accredited Home Lenders Holding Co. (b) (g)	286	3,340
ACE Ltd.	279	16,589
Advance America Cash Advance Centers Inc.	532	9,118
Advanta Corp. - Class B	179	8,202
Aegon NV	1,246	25,716
Affordable Residential Communities Inc. (b) (g)	670	7,859
AFLAC Inc.	397	20,382
AG Edwards Inc.	695	50,353
Alexander’s Inc. (b) (g)	19	7,296
Alexandria Real Estate Equities Inc.	202	21,382
Alfa Corp.	415	7,445
Allianz AG (g)	334	75,981
Allied Irish Banks Plc	725	21,957
Allstate Corp.	491	30,599
Alpha Bank AE	320	9,739
AMB Property Corp.	748	45,561
AMBAC Financial Group Inc.	124	11,383
AMCORE Financial Inc.	239	6,838
American Campus Communities Inc. (g)	274	8,390
American Equity Investment Life Holding Co. (g)	599	8,176
American Express Co.	986	59,821
American Financial Group Inc.	637	22,467
American Financial Realty Trust	1,039	11,013
American Home Mortgage Investment Corp. (g)	296	7,335
American International Group Inc.	1,989	139,051
AmeriCredit Corp. (b)	1,021	25,760

Ameriprise Financial Inc.	202	12,013
AMP Ltd.	1,581	14,032
Amvescap Plc	669	7,850
Anthracite Capital Inc.	613	7,111
Anworth Mortgage Asset Corp.	820	7,872
Aon Corp.	266	10,308
Apollo Investment Corp. (g)	692	15,203
Archstone-Smith Trust	134	6,983
Arthur J Gallagher & Co. (g)	967	27,037
Ashford Hospitality Trust Inc.	627	7,524
Assicurazioni Generali SpA	843	38,774
Associated Bancorp	1,325	42,904
Astoria Financial Corp.	805	21,381
Australia & New Zealand Banking Group Ltd.	1,859	46,970
Australian Stock Exchange Ltd.	413	16,361
Aviva Plc	1,978	31,033
AXA Asia Pacific Holdings Ltd. (g)	1,556	9,480
AXA SA (g)	1,318	60,514
Banca Intesa San Paolo SpA (b) (g)	6,262	52,470
Banca Monte dei Paschi di Siena SpA (g)	1,462	9,886
Banca Popolare di Milano SCRL (g)	450	7,565
Banca Popolare di Verona e Novara SCRL	311	10,383
Banche Popolari Unite Scpa (g)	491	14,857
Banco Bilbao Vizcaya Argentaria SA (g)	2,942	70,345
Banco Comercial Portugues SA	4,687	19,671
Banco Popular Espanol SA	816	16,163
Banco Santander Central Hispano SA (g)	4,764	85,751
Bank of America Corp.	3,426	174,383
Bank of Hawaii Corp.	582	30,788
Bank of Ireland	734	15,753
Bank of New York Co. Inc. (g)	616	24,936
Bank of Yokohama Ltd.	1,000	7,321
BankAtlantic Bancorp Inc. - Class A	565	5,447
BankUnited Financial Corp. - Class A (g)	325	7,036
Banner Corp.	183	6,830
Barclays Plc	5,015	72,400
BB&T Corp.	439	18,271
Bear Stearns Cos. Inc.	94	14,636
Berkshire Hills Bancorp Inc.	457	14,734
BioMed Realty Trust Inc.	505	14,499
BNP Paribas (g)	654	75,871
BOC Hong Kong Holdings Ltd.	8,500	20,864
Boston Private Financial Holdings Inc.	342	9,511
Boston Properties Inc.	70	8,229
British Land Co. Plc	293	8,558
Brown & Brown Inc. (g)	1,070	27,553
Calamos Asset Management Inc.	291	6,827
Capital Lease Funding Inc. (g)	716	7,998

Capital One Financial Corp.	318	23,615
Capital Southwest Corp. (g)	91	14,087
Capital Trust Inc. - Class A	156	7,390
Capitalia SpA (g)	1,287	12,254
Capitol Bancorp Ltd.	169	5,095
Cascade Bancorp	251	5,381
Cash America International Inc.	203	8,761
Cathay General Bancorp (g)	905	29,675
Cattles Plc	907	7,198
Cedar Shopping Centers Inc.	490	7,825
Central Pacific Financial Corp.	258	8,865
Challenger Financial Services Group Ltd.	2,402	10,505
Charles Schwab Corp.	812	15,525
Chemical Financial Corp. (g)	234	6,255
Cheung Kong Holdings Ltd.	1,000	12,955
Chicago Mercantile Exchange Holdings Inc.	26	13,436
Chittenden Corp.	366	10,636
Chubb Corp.	349	18,787
Cincinnati Financial Corp.	275	12,441
Citigroup Inc.	3,784	202,898
Citizens Banking Corp.	557	11,146
City National Corp. (g)	422	30,899
CNP Assurances (g)	70	8,923
Codan A/S (g)	80	7,731
Colonial BancGroup Inc.	1,544	37,149
Columbia Banking System Inc.	290	8,802
Comerica Inc.	194	12,011
Commerce Bancorp Inc.	221	7,390
Commerce Group Inc.	515	16,794
Commerzbank AG	525	26,212
Commonwealth Bank of Australia	1,170	51,019
Community Bank System Inc.	339	6,950
Community Trust Bancorp Inc. (g)	188	6,253
CompuCredit Corp. (b) (g)	196	7,087
Consolidated-Tomoka Land Co.	108	8,105
Corp. Mapfre SA (g)	1,730	9,010
Corporate Office Properties Trust SBI MD	215	10,129
Corus Bankshares Inc. (g)	449	7,548
Countrywide Financial Corp. (g)	479	17,761
Cousins Properties Inc. (g)	543	18,229
Credit Agricole SA (g)	482	20,297
Credit Saison Co. Ltd.	200	5,686
Credit Suisse Group (g)	906	71,105
Crescent Real Estate Equities Co.	590	12,101
Cullen/Frost Bankers Inc.	627	32,084
CVB Financial Corp. (g)	852	10,113
Daiwa Securities Group Inc.	1,000	11,138
Danske Bank	392	18,306

DBS Group Holdings Ltd.	2,000	27,749
DCT Industrial Trust Inc.	1,282	14,397
Deerfield Triarc Capital Corp.	461	7,464
Delphi Financial Group	349	14,902
Depfa Bank Plc	437	8,102
Deutsche Bank AG	413	63,350
Deutsche Boerse AG (g)	85	19,950
Deutsche Postbank AG (g)	113	11,024
Developers Diversified Realty Corp.	160	10,416
Dexia SA	651	21,233
DiamondRock Hospitality Co.	477	8,724
Digital Realty Trust Inc.	228	9,223
DnB NOR ASA (g)	637	9,088
Downey Financial Corp.	172	11,515
E*Trade Financial Corp. (b)	360	7,949
EastGroup Properties Inc.	169	8,469
Eaton Vance Corp.	1,244	47,546
Education Realty Trust Inc.	528	7,519
Entertainment Properties Trust	164	9,909
Equity Inns Inc.	489	8,362
Equity Lifestyle Properties Inc.	162	8,792
Equity One Inc.	293	8,183
Equity Residential	180	8,357
Erste Bank der Oesterreichischen Sparkassen AG	208	16,655
Everest Re Group Ltd.	618	62,196
Extra Space Storage Inc. (g)	427	7,989
EZCORP Inc. - Class A (b)	480	7,272
Fannie Mae	742	43,719
Federated Investors Inc. - Class B	307	11,715
FelCor Lodging Trust Inc.	414	10,569
Fidelity National Title Group Inc. - Class A	1,971	50,241
Fifth Third Bancorp (g)	488	19,808
Financial Federal Corp. (g)	265	6,964
First American Corp.	919	47,329
First Bancorp / Puerto Rico	818	10,258
First Cash Financial Services Inc. (b)	302	6,940
First Community Bancorp Inc.	207	11,356
First Industrial Realty Trust Inc.	303	13,268
First Merchants Corp. (g)	484	10,440
First Midwest Bancorp Inc. (g)	632	22,714
First Niagara Financial Group Inc.	1,889	25,690
First Potomac Realty Trust	268	6,917
First Republic Bank	241	13,038
First State Bancorp	549	11,480
FirstFed Financial Corp. (b) (g)	153	9,406
FirstMerit Corp. (g)	1,592	33,241
FNB Corp. (g)	707	11,863
Fondiaria-Sai SpA (g)	163	8,633

Fortis	1,035	46,512
Franklin Bank Corp. (b)	690	10,764
Franklin Resources Inc.	147	19,303
Franklin Street Properties Corp.	431	7,780
Freddie Mac	542	35,111
Fremont General Corp. (g)	502	3,790
Friedman Billings Ramsey Group Inc. - Class A	1,084	6,016
Fukuoka Financial Group Inc. (b)	1,000	7,616
Gecina SA	41	7,752
Genworth Financial Inc. - Class A	498	18,172
Getty Realty Corp.	252	7,222
GFI Group Inc. (b) (g)	125	8,656
Glacier Bancorp Inc.	505	10,847
Gladstone Investment Corp.	509	7,294
Glimcher Realty Trust (g)	292	7,887
Goldman Sachs Group Inc.	318	69,518
Gramercy Capital Corp. (g)	253	8,195
Great Portland Estates Plc	575	8,227
Greater Bay Bancorp (g)	864	22,283
Greene County Bancshares Inc.	196	6,590
Greenhill & Co. Inc. (g)	137	8,665
Hammerson Plc	253	7,651
Hancock Holding Co.	202	7,902
Hanmi Financial Corp.	350	5,744
Hanover Insurance Group Inc.	448	20,590
Hartford Financial Services Group Inc.	256	25,907
HBOS Plc	2,883	61,868
HCC Insurance Holdings Inc.	1,086	33,297
Healthcare Realty Trust Inc.	322	10,967
Hersha Hospitality Trust	761	9,041
Highland Hospitality Corp.	547	10,420
Highwoods Properties Inc.	838	34,174
Hilb Rogal & Hobbs Co.	286	12,427
Home Properties Inc. (g)	208	11,586
Horace Mann Educators Corp.	386	8,121
Hospitality Properties Trust	730	33,237
Host Hotels & Resorts Inc.	430	11,025
HSBC Holdings Plc	8,979	165,672
Hypo Real Estate Holding AG	144	9,593
ICAP Plc	833	8,383
Impac Mortgage Holdings Inc. (g)	886	4,917
Independent Bancorp	353	10,484
Independent Bank Corp. (g)	824	13,596
IndyMac Bancorp Inc. (g)	639	19,323
ING Groep NV (g)	1,494	68,050
Inland Real Estate Corp.	457	8,313
Innkeepers USA Trust (g)	503	8,838
Insurance Australia Group Ltd.	2,247	11,107

International Bancshares Corp. (g)	365	10,494
International Securities Exchange Inc. - Class A	265	17,673
Investec Plc	604	8,547
Investors Bancorp Inc. (b) (g)	496	7,093
Investors Financial Services Corp.	608	37,623
Irwin Financial Corp.	345	5,530
Japan Prime Realty Investment Corp. (g)	2	9,101
Japan Real Estate Investment Corp. (g)	1	13,405
Japan Retail Fund Investment Corp.	1	10,066
Jefferies Group Inc. (g)	928	29,418
JER Investors Trust Inc.	377	6,639
JPMorgan Chase & Co.	2,646	137,857
KBC Groep NV	147	19,449
KeyCorp	436	15,556
Kimco Realty Corp.	174	8,364
KKR Financial Corp.	573	15,305
Klepierre (g)	41	7,906
Knight Capital Group Inc. (b)	737	11,939
LaBranche & Co. Inc. (b) (g)	793	6,455
Land Securities Group Plc	254	9,888
LandAmerica Financial Group Inc. (g)	181	14,543
LaSalle Hotel Properties	261	12,118
Legal & General Group Plc	5,272	16,168
Legg Mason Inc.	109	10,812
Lehman Brothers Holdings Inc.	421	31,693
Lend Lease Corp. Ltd.	537	8,848
Leopalace21 Corp.	200	6,557
Leucadia National Corp. (g)	1,489	44,878
Lexington Corporate Properties Trust (g)	485	10,132
Liberty International Plc	285	6,834
Liberty Property Trust	770	37,260
Lincoln National Corp. (g)	225	16,009
Link REIT	4,000	9,095
Lloyds TSB Group Plc	4,318	49,861
Loews Corp.	349	16,515
LTC Properties Inc.	286	7,170
Macerich Co.	617	58,689
Mack-Cali Realty Corp.	529	25,905
Macquarie Bank Ltd.	203	14,547
Macquarie Goodman Group	1,302	7,637
MAF Bancorp Inc.	414	16,622
Maguire Properties Inc.	228	8,215
Man Group Plc	1,276	14,287
Marlin Business Services Inc. (b) (g)	461	10,792
Marsh & McLennan Cos. Inc.	450	14,292
Marshall & Ilsley Corp.	341	16,375
MB Financial Inc.	355	11,924
MCG Capital Corp.	438	7,718

Medical Properties Trust Inc. (g)	510	7,262
Mediobanca SpA (g)	689	15,948
Mellon Financial Corp. (a)	339	14,553
Mercury General Corp.	420	22,743
Merrill Lynch & Co. Inc.	674	60,815
MetLife Inc.	596	39,157
MFA Mortgage Investments Inc.	1,014	7,402
Mid-America Apartment Communities Inc.	167	9,010
Mid-State Bancshares (g)	214	7,909
Millea Holdings Inc.	600	22,233
Mitsubishi Estate Co. Ltd.	1,000	31,004
Mitsubishi UFJ Financial Group Inc.	7	72,815
Mitsui Fudosan Co. Ltd.	1,000	29,190
Mitsui Sumitomo Insurance Co. Ltd. (g)	1,000	12,409
Mitsui Trust Holding Inc.	1,000	9,034
Mizuho Financial Group Inc.	7	42,124
Moody’s Corp. (g)	193	12,761
Morgan Stanley	803	67,460
Move Inc. (b) (g)	1,416	6,570
Muenchener Rueckversicherungs AG (g)	163	28,954
National Australia Bank Ltd.	1,200	42,627
National Bank of Greece SA	712	39,883
National City Corp. (g)	480	17,544
National Financial Partners Corp. (g)	290	13,360
National Health Investors Inc.	236	8,005
National Penn Bancshares Inc.	509	9,437
National Retail Properties Inc.	417	9,987
Nationwide Health Properties Inc.	566	18,146
Navigators Group Inc. (b)	162	8,277
New York Community Bancorp Inc.	2,342	40,891
NewAlliance Bancshares Inc.	1,469	22,931
Newcastle Investment Corp.	311	9,084
Nippon Building Fund Inc.	1	16,164
Nomura Holdings Inc.	1,800	34,400
Nomura Real Estate Office Fund Inc. (g)	1	12,409
Nordea Bank AB	2,047	35,396
NorthStar Realty Finance Corp.	471	6,971
NovaStar Financial Inc. (g)	293	2,156
NTT Urban Development Corp. (g)	4	9,501
Nuveen Investments Inc. - Class A	730	38,909
Odyssey Re Holdings Corp.	209	8,757
Ohio Casualty Corp.	1,056	33,412
Old Mutual Plc	4,362	15,481
Old Republic International Corp.	2,214	47,092
Omega Healthcare Investors Inc.	440	7,392
OMX AB	424	10,121
ORIX Corp.	80	21,331
Oversea-Chinese Banking Corp.	6,000	35,253

Pacific Capital Bancorp	414	11,149
Park National Corp. (g)	126	11,185
Parkway Properties Inc.	153	8,109
Pennsylvania Real Estate Investment Trust (g)	281	13,055
PFF Bancorp Inc.	226	6,360
Phoenix Cos. Inc.	821	12,233
Pico Holdings Inc. (b) (g)	224	10,006
Pinnacle Financial Partners Inc. (b) (g)	301	8,810
Piper Jaffray Cos. (b)	134	8,551
Plum Creek Timber Co. Inc.	196	7,781
PMI Group Inc.	817	39,600
PNC Financial Services Group Inc.	247	18,303
Portfolio Recovery Associates Inc. (b)	167	9,294
Post Properties Inc.	304	14,248
Potlatch Corp.	600	26,034
Preferred Bank	195	7,137
Presidential Life Corp.	355	6,749
Principal Financial Group	270	17,142
PrivateBancorp Inc. (g)	187	6,139
ProAssurance Corp. (b)	298	16,044
Progressive Corp.	769	17,741
Prologis	150	9,720
Prosperity Bancshares Inc. (g)	341	11,829
Protective Life Corp.	703	32,971
Provident Bankshares Corp.	380	12,175
Provident Financial Plc	568	8,736
Provident Financial Services Inc.	1,028	17,620
Prudential Financial Inc.	392	37,240
Prudential plc (a)	1,869	27,772
PS Business Parks Inc.	110	7,579
Public Storage Inc.	80	7,466
QBE Insurance Group Ltd.	909	23,052
Radian Group Inc.	748	43,466
RAIT Investment Trust (g)	343	9,655
Ramco-Gershenson Properties	205	7,585
Raymond James Financial Inc.	875	26,845
Rayonier Inc.	681	29,535
Realty Income Corp.	686	19,139
Redwood Trust Inc.	134	6,728
Regency Centers Corp.	578	47,627
Regions Financial Corp. (g)	589	20,668
Republic Property Trust	676	7,619
Resona Holdings Inc. (g)	4	9,027
RLI Corp.	199	11,082
Rodamco Europe NV	59	8,689
Royal Bank of Scotland Group Plc	2,443	93,539
S&T Bancorp Inc. (g)	225	7,326
Safety Insurance Group Inc.	154	6,169

Sampo Oyj	333	10,374
Sandy Spring Bancorp Inc. (g)	425	13,711
Saul Centers Inc.	141	7,321
SBI Holdings Inc.	23	7,359
Seacoast Banking Corp. (g)	345	7,897
SEI Investments Co.	568	34,665
Selective Insurance Group (g)	492	12,831
Senior Housing Properties Trust	463	10,570
Signature Bank (b)	252	7,928
Simon Property Group Inc.	141	16,254
Skandinaviska Enskilda Banken AB	576	21,095
SLM Corp.	336	18,087
Societe Generale - Class A (g)	291	61,670
Sompo Japan Insurance Inc.	1,000	12,213
Sovereign Bancorp Inc.	399	9,684
Sovran Self Storage Inc.	147	8,123
Spirit Finance Corp.	799	11,498
StanCorp Financial Group Inc.	572	27,227
Standard Life Plc	1,947	12,577
State Street Corp.	285	19,628
Sterling Financial Corp. / WA	338	9,964
Stewart Information Services Corp.	180	7,240
Stifel Financial Corp. (b) (g)	202	9,072
Strategic Hotel Capital Inc.	512	11,085
Sumitomo Mitsui Financial Group Inc.	5	43,680
Sumitomo Trust & Banking Co. Ltd.	1,000	9,766
Sun Communities Inc.	437	13,005
Sun Hung Kai Properties Ltd.	2,000	23,367
Suncorp-Metway Ltd.	1,157	20,481
Sunstone Hotel Investors Inc.	450	12,834
SunTrust Banks Inc.	286	24,144
Susquehanna Bancshares Inc.	502	11,185
SVB Financial Group (b)	595	30,476
Svenska Handelsbanken - Class A	698	21,280
Swiss Reinsurance (g)	281	26,414
Synovus Financial Corp. (g)	376	11,867
T&D Holdings Inc.	200	12,666
T. Rowe Price Group Inc.	220	10,930
Takefuji Corp.	200	6,722
Tanger Factory Outlet Centers Inc.	200	8,108
TCF Financial Corp.	1,168	31,629
Technology Investment Capital Corp.	483	8,168
Tejon Ranch Co. (b) (g)	140	6,975
Tokyu Land Corp.	1,000	11,311
Tompkins Trustco Inc.	231	8,940
Torchmark Corp.	197	13,455
Tower Group Inc.	251	7,703
Travelers Cos. Inc.	538	29,106

Triad Guaranty Inc. (b) (g)	142	6,278
TrustCo Bank Corp. (g)	701	6,428
Trustmark Corp.	383	10,192
U.S. Bancorp	1,372	47,128
UBS AG (g)	1,592	103,462
UCBH Holdings Inc.	807	14,494
UDR Inc.	1,091	32,774
UMB Financial Corp.	410	16,039
Umpqua Holdings Corp.	470	11,722
Unibail SA (g)	32	8,870
UniCredito Italiano SpA (g)	6,252	64,235
United Bankshares Inc.	293	9,816
United Community Banks Inc. (g)	326	9,637
United Fire & Casualty Co.	233	8,563
United Overseas Bank Ltd.	2,000	27,959
Unitrin Inc.	398	18,766
Universal Health Realty Income Trust (g)	221	7,784
UnumProvident Corp.	375	9,329
Urstadt Biddle Properties Inc. - Class A	469	8,507
USI Holdings Corp. (b)	508	8,605
U-Store-It Trust (g)	380	6,995
Vornado Realty Trust	74	8,778
W Holding Co. Inc. (g)	1,309	6,335
Wachovia Corp.	1,485	82,477
Waddell & Reed Financial Inc. - Class A	1,423	34,465
Washington Federal Inc.	1,021	24,208
Washington Mutual Inc.	736	30,897
Washington Real Estate Investment Trust (g)	270	10,222
Webster Financial Corp.	598	26,581
Weingarten Realty Investors (g)	629	30,104
Wells Fargo & Co.	2,593	93,063
WesBanco Inc. (g)	233	6,833
WestAmerica Bancorp	689	32,266
Westfield Group	1,167	20,206
Westpac Banking Corp.	2,044	45,634
Wilmington Trust Corp.	789	31,923
Wing Hang Bank Ltd.	500	5,967
Winston Hotels Inc.	589	8,728
Winthrop Realty Trust	1,139	7,551
Wintrust Financial Corp.	259	11,132
World Acceptance Corp. (b)	166	7,125
WR Berkley Corp.	1,557	50,587
WSFS Financial Corp.	177	11,418
XL Capital Ltd. - Class A	202	15,752
Yardville National Bancorp	313	10,802
Zenith National Insurance Corp.	293	13,551
Zions Bancorp	137	11,207
Zurich Financial Services AG	114	33,079

		9,406,679
HEALTH CARE - 7.7%
Abbott Laboratories	1,113	63,018
Adams Respiratory Therapeutics Inc. (b)	220	8,252
Adolor Corp. (b) (g)	1,037	3,712
Advanced Magnetics Inc. (b)	131	8,620
Advanced Medical Optics Inc. (b) (g)	531	21,468
Aetna Inc.	417	19,549
Affymetrix Inc. (b) (g)	1,096	28,792
Air Methods Corp. (b) (g)	279	7,675
Akorn Inc. (b) (g)	1,248	9,036
Alexion Pharmaceuticals Inc. (b) (g)	229	9,586
Alfresa Holdings Corp.	100	6,142
Align Technology Inc. (b)	558	12,644
Alkermes Inc. (b)	696	11,435
Allergan Inc.	106	12,847
Allscripts Healthcare Solutions Inc. (b) (g)	297	7,856
Alnylam Pharmaceuticals Inc. (b)	364	6,832
Alpharma Inc. - Class A	324	7,873
Altana AG	126	9,368
Amedisys Inc. (b)	237	7,430
American Medical Systems Holdings Inc. (b)	502	8,900
AMERIGROUP Corp. (b)	354	9,958
AmerisourceBergen Corp.	173	8,648
Amgen Inc. (b)	880	56,443
AMN Healthcare Services Inc. (b)	283	6,891
Amsurg Corp. (b)	339	7,780
Analogic Corp.	139	8,521
Applera Corp. - Applied Biosystems Group	213	6,654
Applera Corp. - Celera Genomics Group (b) (g)	558	7,812
Apria Healthcare Group Inc. (b) (g)	687	21,805
Arena Pharmaceuticals Inc. (b) (g)	604	7,870
Ariad Pharmaceuticals Inc. (b) (g)	1,518	6,998
Array BioPharma Inc. (b) (g)	604	8,426
Arthrocare Corp. (b) (g)	195	8,046
Astellas Pharma Inc.	300	13,123
AstraZeneca Plc	1,152	62,653
Atherogenics Inc. (b) (g)	787	2,636
Auxilium Pharmaceuticals Inc. (b)	531	7,891
Barr Laboratories Inc. (b)	156	7,544
Baxter International Inc.	476	26,956
Beckman Coulter Inc.	538	33,792
Becton Dickinson & Co.	157	12,354
Biocryst Pharmaceuticals Inc. (b) (g)	675	5,738
Biogen Idec Inc. (b)	245	11,566
BioMarin Pharmaceutical Inc. (b) (g)	610	9,858
Biomet Inc.	189	8,165
Bio-Rad Laboratories Inc. - Class A (b)	120	8,492

Biosite Inc. (b)	160	14,800
Boston Scientific Corp. (b)	939	14,498
Bradley Pharmaceuticals Inc. (b)	379	7,440
Bristol-Myers Squibb Co.	1,428	41,212
Cambrex Corp.	343	8,321
Cardinal Health Inc.	296	20,705
Celgene Corp. (b) (g)	251	15,351
Centene Corp. (b) (g)	321	6,680
Cephalon Inc. (b)	516	41,079
Cepheid Inc. (b) (g)	918	10,410
Cerner Corp. (b) (g)	470	25,023
Charles River Laboratories International Inc. (b)	589	27,895
Chemed Corp.	211	10,613
Chugai Pharmaceutical Co. Ltd. (g)	400	10,200
Cie Generale d’Optique Essilor International SA (g)	82	9,884
Cigna Corp.	80	12,447
Community Health Systems Inc. (b)	886	32,605
Computer Programs & Systems Inc.	229	7,294
Conceptus Inc. (b) (g)	366	7,569
Conmed Corp. (b)	337	10,218
Corvel Corp. (b) (g)	164	4,459
Covance Inc. (b) (g)	545	32,973
Coventry Health Care Inc. (b)	156	9,021
CR Bard Inc.	94	7,814
Cross Country Healthcare Inc. (b)	357	7,029
CSL Ltd.	151	10,877
Cubist Pharmaceuticals Inc. (b) (g)	431	9,245
CV Therapeutics Inc. (b) (g)	559	4,712
Cyberonics Inc. (b) (g)	378	8,263
Cytyc Corp. (b)	979	34,490
Daiichi Sankyo Co. Ltd.	400	11,934
Datascope Corp.	214	7,929
Dendreon Corp. (b) (g)	628	9,439
DENTSPLY International Inc.	1,289	43,065
Digene Corp. (b)	163	7,474
Dionex Corp. (b) (g)	138	9,522
DJ Orthopedics Inc. (b) (g)	182	7,109
Eclipsys Corp. (b) (g)	379	7,102
Edwards Lifesciences Corp. (b) (g)	495	24,255
Eisai Co. Ltd.	100	4,749
Elan Corp. Plc (b)	550	7,551
Eli Lilly & Co.	716	42,337
eResearch Technology Inc. (b) (g)	1,159	10,049
Exelixis Inc. (b) (g)	867	9,312
Express Scripts Inc. (b)	112	10,702
Forest Laboratories Inc. (b)	222	11,813
Fresenius Medical Care AG & Co. KGaA	59	8,833
Genesis HealthCare Corp. (b)	155	9,920

Gen-Probe Inc. (b)	451	23,051
Gentiva Health Services Inc. (b)	409	7,656
Genzyme Corp. (b)	200	13,062
Geron Corp. (b) (g)	888	6,314
Getinge AB - Class B	348	7,970
Gilead Sciences Inc. (b)	321	26,232
GlaxoSmithKline Plc	4,327	124,805
GN Store Nord (b) (g)	528	6,033
Greatbatch Inc. (b)	290	8,419
Haemonetics Corp. (b)	206	9,855
Health Management Associates Inc. (g)	2,035	21,754
Health Net Inc. (b)	1,053	56,925
Healthways Inc. (b) (g)	241	10,223
Henry Schein Inc. (b) (g)	753	39,254
Hillenbrand Industries Inc.	515	31,492
Hologic Inc. (b)	363	20,891
Hospira Inc. (b)	232	9,408
Human Genome Sciences Inc. (b) (g)	895	9,639
Humana Inc. (b)	141	8,917
Idevus Pharmaceuticals Inc. (b)	1,099	7,924
Illumina Inc. (b) (g)	312	10,181
Immucor Inc. (b)	461	15,042
IMS Health Inc.	284	8,330
Incyte Corp. (b)	1,336	10,301
Integra LifeSciences Holdings Corp. (b)	183	8,339
InterMune Inc. (b) (g)	254	7,343
Intuitive Surgical Inc. (b) (g)	322	41,751
Invacare Corp.	318	5,928
inVentiv Health Inc. (b)	221	8,387
Inverness Medical Innovations Inc. (b) (g)	221	8,851
Invitrogen Corp. (b) (g)	425	27,825
Isis Pharmaceuticals Inc. (b) (g)	701	7,171
Johnson & Johnson	2,134	137,045
Kaken Pharmaceutical Co. Ltd.	1,000	7,699
Kensey Nash Corp. (b)	245	6,301
Keryx Biopharmaceuticals Inc. (b) (g)	586	5,977
KV Pharmaceutical Co. - Class A (b) (g)	328	8,531
Kyphon Inc. (b) (g)	317	14,775
Laboratory Corp. of America Holdings (b)	106	8,368
LCA-Vision Inc. (g)	227	9,527
LHC Group Inc. (b) (g)	274	7,014
LifeCell Corp. (b) (g)	323	9,496
LifePoint Hospitals Inc. (b)	530	19,350
Lincare Holdings Inc. (b)	820	32,341
Luminex Corp. (b) (g)	614	8,504
Magellan Health Services Inc. (b)	263	11,283
Manor Care Inc. (g)	166	10,772
Martek Biosciences Corp. (b) (g)	458	9,888

Matria Healthcare Inc. (b) (g)	271	7,854
McKesson Corp.	221	13,001
Medarex Inc. (b) (g)	841	11,513
Medco Health Solutions Inc. (b)	222	17,320
Mediceo Paltac Holdings Co. Ltd. (g)	400	7,294
Medicines Co. (b)	331	7,540
Medics Pharmaceutical Corp. (g)	858	26,083
MedImmune Inc. (b) (g)	241	13,660
Medtronic Inc.	849	44,938
Mentor Corp.	258	10,039
Merck & Co. Inc.	1,595	82,047
Merck KGaA	75	9,942
Merit Medical Systems Inc. (b)	492	5,673
MGI Pharma Inc. (b)	553	12,177
Millennium Pharmaceuticals Inc. (b) (g)	2,648	29,340
Molina Healthcare Inc. (b)	240	7,253
Momenta Pharmaceuticals Inc. (b) (g)	496	7,797
Myriad Genetics Inc. (b)	258	9,430
Nabi Biopharmaceuticals (b) (g)	1,150	5,980
Nektar Therapeutics (b) (g)	632	7,818
Neurocrine Biosciences Inc. (b) (g)	749	9,535
Nobel Biocare Holding AG (g)	26	9,361
Novartis AG	1,710	99,344
Novavax Inc. (b) (g)	1,902	5,630
Noven Pharmaceuticals Inc. (b)	306	7,163
Novo-Nordisk A/S - Class B (g)	176	17,229
NuVasive Inc. (b)	338	8,710
Omnicare Inc.	1,075	35,658
Omnicell Inc. (b)	419	9,612
Onyx Pharmaceuticals Inc. (b)	737	19,722
Option Care Inc.	547	7,472
OSI Pharmaceuticals Inc. (b)	396	13,741
Owens & Minor Inc. (g)	284	10,039
Palomar Medical Technologies Inc. (b) (g)	154	6,305
Par Pharmaceutical Cos. Inc. (b)	504	13,573
Parexel International Corp. (b)	269	10,566
PDL BioPharma Inc. (b) (g)	1,007	25,437
Perrigo Co.	1,181	22,439
Pfizer Inc.	5,323	140,847
Pharmaceutical Product Development Inc.	890	32,102
PharmaNet Development Group Inc. (b)	353	9,633
Pharmion Corp. (b)	303	9,178
PolyMedica Corp.	193	7,805
Pozen Inc. (b)	459	6,688
PRA International (b) (g)	309	7,020
Progenics Pharmaceuticals Inc. (b) (g)	303	7,333
PSS World Medical Inc. (b)	457	9,186
Psychiatric Solutions Inc. (b)	849	29,774

Quest Diagnostics Inc. (g)	147	7,187
Quidel Corp. (b)	573	8,011
Regeneron Pharmaceuticals Inc. (b) (g)	389	10,581
Resmed Inc. (b) (g)	649	27,427
Rigel Pharmaceuticals Inc. (b) (g)	657	6,964
Roche Holding AG	520	97,920
Salix Pharmaceuticals Ltd. (b)	641	8,346
Sanofi-Aventis (g)	759	69,476
Santen Pharmaceutical Co. Ltd. (g)	300	8,211
Savient Pharmaceuticals Inc. (b)	696	8,004
Schering-Plough Corp.	1,058	33,570
Sciele Pharma Inc. (b) (g)	325	8,034
Sepracor Inc. (b) (g)	954	51,211
Sirona Dental Systems Inc. (g)	203	6,701
Smith & Nephew Plc	783	9,770
Sonic Healthcare Ltd. (g)	665	7,857
St. Jude Medical Inc. (b)	308	13,179
STERIS Corp.	1,038	26,531
Stryker Corp. (g)	195	12,663
Sunrise Senior Living Inc. (b) (g)	343	13,133
Suzuken Co. Ltd. (g)	200	7,016
Symbion Inc. (b) (g)	421	9,228
Takeda Pharmaceutical Co. Ltd.	600	38,896
Tanabe Seiyaku Co. Ltd.	1,000	12,939
Tanox Inc. (b)	392	7,315
Techne Corp. (b)	346	20,404
Terumo Corp.	200	8,082
Thermo Electron Corp. (b)	248	12,911
Thoratec Corp. (b)	444	8,711
Triad Hospitals Inc. (b) (g)	791	42,034
Trizetto Group (b) (g)	425	8,279
UCB SA	114	6,795
United Therapeutics Corp. (b) (g)	172	9,617
UnitedHealth Group Inc.	1,078	57,199
Universal Health Services Inc.	488	29,631
Valeant Pharmaceutical International (g)	1,462	26,345
Varian Inc. (b)	500	28,980
Varian Medical Systems Inc. (b)	228	9,624
VCA Antech Inc. (b)	760	29,967
Ventana Medical Systems Inc. (b) (g)	481	23,372
Vertex Pharmaceuticals Inc. (b)	1,074	33,015
ViroPharma Inc. (b) (g)	533	8,038
Vital Images Inc. (b) (g)	224	6,913
WellCare Health Plans Inc. (b)	239	19,261
WellPoint Inc. (b)	490	38,695
West Pharmaceutical Services Inc.	185	9,207
William Demant Holding (b)	96	9,254
Wright Medical Group Inc. (b)	335	7,913

Wyeth	981	54,446
Zimmer Holdings Inc. (b)	168	15,201
Zoll Medical Corp. (b)	268	6,478
ZymoGenetics Inc. (b) (g)	501	7,494
		4,245,858
INDUSTRIALS - 10.2%
3M Corp.	577	47,758
AAR Corp. (b)	267	8,154
ABB Ltd. (g)	1,593	31,832
ABM Industries Inc.	475	13,367
ABX Air Inc. (b)	1,126	7,342
Acciona SA (g)	42	9,369
ACCO Brands Corp. (b)	346	8,235
ACS Actividades Construccion Y Servicios SA	138	8,554
Actuant Corp. - Class A (g)	237	12,561
Acuity Brands Inc.	277	16,376
Administaff Inc.	182	6,041
Advisory Board Co. (b)	164	7,787
AGCO Corp. (b)	793	33,092
AirTran Holdings Inc. (b) (g)	1,497	16,482
Alaska Air Group Inc. (b)	673	19,921
Alexander & Baldwin Inc.	513	27,420
Alfa Laval AB	173	10,516
Alliant Techsystems Inc. (b) (g)	317	29,522
Alstom RGPT (b)	86	12,787
AMERCO Inc. (b)	90	6,296
American Commercial Lines Inc. (b)	432	12,731
American Reprographics Co. (b)	234	7,769
American Science & Engineering Inc. (b) (g)	131	6,157
American Standard Cos. Inc.	208	11,452
Ameron International Corp.	102	7,052
Ametek Inc.	984	35,700
AO Smith Corp.	208	7,925
AP Moller - Maersk Group (g)	1	11,294
Applied Industrial Tech Inc.	309	8,303
Arkansas Best Corp.	217	8,550
Asahi Glass Co. Ltd. (g)	1,000	13,452
Astec Industries Inc. (b)	222	9,035
ASV Inc. (b) (g)	479	7,271
Atlas Air Worldwide Holdings Inc. (b) (g)	175	10,066
Atlas Copco AB - Class A	272	10,326
Avery Dennison Corp.	115	7,153
Avis Budget Group Inc. (b)	923	25,964
BAE Systems Plc	2,503	22,690
Baldor Electric Co.	407	16,032
Barnes Group Inc. (g)	405	9,842
BE Aerospace Inc. (b)	548	20,084
Beacon Roofing Supply Inc. (b) (g)	414	6,512

Belden CDT Inc.	339	18,943
Blount International Inc. (b) (g)	580	7,905
Boeing Co.	597	55,521
Brady Corp. - Class A	349	11,468
Brambles Ltd. (b)	1,322	14,421
Briggs & Stratton Corp.	398	11,809
Brink’s Co.	432	27,432
British Airways Plc (b)	756	7,605
Bucyrus International Inc. - Class A	234	14,681
Bunzl Plc	634	8,962
Burlington Northern Santa Fe Corp.	288	25,212
Capita Group Plc	657	9,230
Carlisle Cos. Inc. (g)	572	23,555
Cascade Corp.	147	9,110
Caterpillar Inc.	535	38,852
Cathay Pacific Airways Ltd.	4,000	10,343
Celadon Group Inc. (b) (g)	466	7,670
Central Japan Railway Co.	1	11,011
Cenveo Inc. (b)	374	9,593
Ceradyne Inc. (b)	196	11,535
CH Robinson Worldwide Inc.	165	8,821
Charter Plc (b)	440	8,987
ChoicePoint Inc. (b)	783	29,731
Cie de Saint-Gobain (g)	264	28,190
Clarcor Inc.	533	16,811
Clean Harbors Inc. (b)	161	7,490
Cobham Plc	2,058	8,528
Comfort Systems USA Inc.	617	7,706
Commercial Vehicle Group Inc. (b)	371	7,294
COMSYS IT Partners Inc. (b)	386	8,785
Consolidated Graphics Inc. (b)	132	9,933
Con-Way Inc.	466	25,458
Copart Inc. (b)	635	18,402
Corporate Executive Board Co. (g)	365	23,229
CoStar Group Inc. (b)	146	7,126
CRA International Inc. (b) (g)	149	7,684
Crane Co.	522	22,190
CSX Corp.	332	14,332
Curtiss-Wright Corp.	326	14,047
Dai Nippon Printing Co. Ltd.	1,000	15,940
Daikin Industries Ltd.	300	10,139
Danaher Corp.	195	13,882
Davis Service Group Plc	791	9,987
Deere & Co.	184	20,130
Deluxe Corp.	929	35,163
Deutsche Post AG	638	21,964
Dollar Thrifty Automotive Group (b) (g)	196	9,188
Donaldson Co. Inc.	733	26,329

DRS Technologies Inc.	378	19,017
DSV A/S (g)	43	8,823
Dun & Bradstreet Corp.	574	51,832
Dynamic Materials Corp. (b)	278	9,185
East Japan Railway Co.	3	24,327
Eaton Corp.	169	15,076
EGL Inc. (b) (g)	262	10,396
EMCOR Group Inc. (b)	178	11,159
Emerson Electric Co.	913	42,902
Encore Wire Corp.	354	9,806
Energy Conversion Devices Inc. (b) (g)	502	17,776
EnerSys (b) (g)	488	7,950
Ennis Inc.	319	7,800
EnPro Industries Inc. (b)	235	8,850
ESCO Technologies Inc. (b) (g)	240	10,934
Esterline Technologies Corp. (b)	226	9,431
European Aeronautic Defence & Space Co. NV	298	9,538
Evergreen Solar Inc. (b) (g)	1,030	10,063
Expeditors International Washington Inc.	1,898	79,336
Experian Group Ltd.	874	9,875
Fanuc Ltd.	200	19,585
Fastenal Co. (g)	1,115	45,849
Federal Signal Corp.	637	10,058
FedEx Corp.	238	25,095
First Solar Inc. (b)	174	10,438
Florida East Coast Industries Inc. - Class A (g)	273	19,249
Flowserve Corp.	517	31,542
Fluor Corp.	96	9,180
Fomento de Construcciones y Contratas SA	77	7,160
Franklin Electric Co. Inc. (g)	254	10,818
FTI Consulting Inc. (b)	309	11,362
G&K Services Inc. - Class A	201	7,015
Gamesa Corp. Tecnologica SA	284	9,784
GATX Corp.	444	21,760
General Cable Corp. (b) (g)	363	20,851
General Dynamics Corp.	306	24,021
General Electric Corp.	7,893	290,936
Genlyte Group Inc. (b)	192	14,978
Geo Group Inc. (b)	208	10,650
Goodrich Corp.	171	9,720
Gorman-Rupp Co. (g)	236	7,569
Graco Inc. (g)	679	26,821
GrafTech International Ltd. (b)	1,127	11,247
Granite Construction Inc.	521	31,385
Griffon Corp. (b)	306	7,341
Group 4 Securicor Plc	2,120	9,682
Grupo Ferrovial SA (g)	80	8,687
Harsco Corp.	822	41,922

Hays Plc	2,503	8,457
Healthcare Services Group	269	7,532
Heartland Express Inc. (g)	528	9,097
Heico Corp. (g)	201	7,266
Herman Miller Inc.	1,071	36,853
Hexcel Corp. (b) (g)	674	14,626
HNI Corp. (g)	494	20,620
Honeywell International Inc.	641	34,729
HUB Group Inc. - Class A (b)	291	10,476
Hubbell Inc. - Class B (g)	541	27,964
Hudson Highland Group Inc. (b)	468	7,633
Hutchison Whampoa Ltd.	2,000	19,258
IHS Inc. (b)	198	8,185
IKON Office Solutions Inc.	769	11,504
Illinois Tool Works Inc.	419	21,499
IMI Plc	802	9,064
Ingersoll-Rand Co. Ltd. - Class A	255	11,386
Insteel Industries Inc.	438	7,310
InterLine Brands Inc. (b)	347	7,585
Intertek Group Plc	478	8,850
Invensys Plc (b)	1,448	9,505
Itochu Corp.	1,000	9,846
ITT Industries Inc.	253	16,144
Jacobs Engineering Group Inc. (b)	990	49,926
JB Hunt Transport Services Inc.	955	25,842
JetBlue Airways Corp. (b) (g)	2,820	27,946
John H Harland Co.	217	11,414
Joy Global Inc.	1,049	53,111
K&F Industries Holdings Inc. (b)	343	9,131
Kajima Corp. (g)	2,000	9,846
Kaman Corp. - Class A	348	8,630
Kaydon Corp. (g)	276	13,118
KBR Inc. (b)	1,228	25,370
Keisei Electric Railway Co. Ltd.	1,000	6,465
Kelly Services Inc. - Class A	455	13,059
Kenexa Corp. (b)	235	7,276
Kennametal Inc.	418	29,494
Kingspan Group Plc	295	8,263
Kintetsu Corp. (g)	3,000	8,954
Knoll Inc.	355	8,243
Komatsu Ltd.	1,000	23,664
Korn/Ferry International (b)	675	15,910
Kuehne & Nagel International AG	107	9,772
L-3 Communications Holdings Inc.	113	10,162
Labor Ready Inc. (b)	432	9,374
Ladish Co. Inc. (b)	210	8,539
Lincoln Electric Holdings Inc.	401	25,556
Lindsay Manufacturing Co.	239	7,301

Lockheed Martin Corp.	258	24,804
Macquarie Infrastructure Group	3,650	11,439
MAN AG	103	13,675
Manpower Inc.	742	59,546
Marubeni Corp.	2,000	12,009
Masco Corp. (g)	435	11,836
Meitec Corp.	300	9,785
Mesa Air Group Inc. (b) (g)	910	6,152
Metso Oyj	155	8,477
Middleby Corp. (b)	75	10,296
Mine Safety Appliances Co. (g)	510	21,497
Mitsubishi Corp. (g)	1,200	25,580
Mitsubishi Electric Corp.	2,000	19,387
Mitsubishi Heavy Industries Ltd.	4,000	24,620
Mitsubishi Logistics Corp.	1,000	17,651
Mitsui & Co. Ltd.	1,000	17,982
Mitsui OSK Lines Ltd.	1,000	12,602
Mobile Mini Inc. (b)	290	8,691
Monster Worldwide Inc. (b)	167	7,022
Moog Inc. - Class A (b)	280	11,906
MSC Industrial Direct Co. - Class A	487	23,736
MTR Corp.	6,000	14,686
Mueller Water Products Inc. (g)	1,011	14,558
National Express Group Plc	353	8,578
Navigant Consulting Inc. (b) (g)	810	15,536
NCI Building Systems Inc. (b)	162	8,095
Nippon Express Co. Ltd.	1,000	6,190
Nippon Yusen KK	1,000	8,600
Nordson Corp.	538	24,657
Norfolk Southern Corp.	318	16,930
Northrop Grumman Corp.	277	20,390
Obayashi Corp.	1,000	6,302
Okumura Corp. (g)	2,000	11,148
Old Dominion Freight Line Inc. (b)	324	9,577
On Assignment Inc. (b)	664	7,424
Orbital Sciences Corp. (b)	423	8,828
Orkla ASA (b) (g)	965	15,383
Oshkosh Truck Corp. (g)	690	38,599
Paccar Inc. (g)	214	17,972
Parker Hannifin Corp.	137	12,623
Pentair Inc. (g)	956	30,726
Perini Corp. (b)	253	10,778
PHH Corp. (b)	412	12,566
Pitney Bowes Inc.	370	17,760
Plug Power Inc. (b) (g)	2,005	6,336
Power-One Inc. (b)	1,071	4,562
Precision Castparts Corp.	1,192	124,099
PW Eagle Inc.	226	7,331

Quanta Services Inc. (b)	1,005	27,627
Raytheon Co.	337	18,043
RBC Bearings Inc. (b)	272	10,339
Regal-Beloit Corp.	246	11,346
Rentokil Initial Plc	2,544	8,768
Republic Services Inc. - Class A	1,572	43,906
Resources Connection Inc. (b) (g)	366	11,042
Robbins & Myers Inc.	170	6,533
Rockwell Collins Inc.	143	9,391
Rollins Inc.	569	13,127
Rolls-Royce Group Plc (b)	1,480	14,098
Roper Industries Inc.	776	43,503
RR Donnelley & Sons Co.	224	9,005
Sacyr Vallehermoso SA (g)	131	6,841
SAIC Inc. (b)	643	11,760
Sandvik AB	1,286	24,528
Sanwa Shutter Corp.	1,000	6,164
Schneider Electric SA (virt-x) (g)	239	33,709
School Specialty Inc. (b) (g)	208	6,860
Sequa Corp. - Class A (b)	105	12,306
SGS SA	7	8,891
Shimizu Corp. (g)	2,000	12,400
Siemens AG	676	81,563
Simpson Manufacturing Co. Inc. (g)	359	11,549
SKF AB	722	15,732
SkyWest Inc.	514	13,986
SMC Corp.	100	12,784
Smiths Group Plc	807	17,401
Societe BIC SA	112	8,183
Southwest Airlines Co.	782	11,222
SPX Corp.	517	36,645
Standard Parking Corp. (b)	203	6,847
Standex International Corp.	400	10,944
Stericycle Inc. (b)	410	35,727
Sterling Construction Co. Inc. (b) (g)	358	7,396
Sulzer AG	7	9,202
Sumitomo Corp.	1,000	17,127
Sumitomo Electric Industries Ltd. (g)	1,100	15,556
Swift Transportation Co. Inc. (b) (g)	471	14,733
Taisei Corp. (g)	3,000	10,345
Taser International Inc. (b) (g)	1,025	8,846
Teledyne Technologies Inc. (b)	260	11,469
Teleflex Inc.	387	27,798
TeleTech Holdings Inc. (b)	327	12,338
Tennant Co.	343	10,983
Terex Corp. (b)	121	9,420
Tetra Tech Inc. (b) (g)	433	9,015
Textron Inc.	108	10,980

Thomas & Betts Corp. (b)	515	28,057
Timken Co.	887	29,253
Titan International Inc.	387	10,906
TNT NV	362	16,279
Toll Holdings Ltd. (g)	597	10,874
Tomkins Plc	1,622	8,551
Toppan Printing Co. Ltd. (g)	1,000	10,144
Transurban Group	1,299	8,663
Travis Perkins Plc	201	8,012
Tredegar Corp.	345	8,063
Trinity Industries Inc. (g)	717	33,269
Triumph Group Inc.	149	9,061
Tyco International Ltd.	1,518	49,532
UAP Holding Corp.	359	9,934
Union Pacific Corp.	216	24,678
United Industrial Corp. (g)	154	7,534
United Parcel Service Inc. - Class B	841	59,232
United Rentals Inc. (b) (g)	575	19,263
United Stationers Inc. (b)	230	13,690
United Technologies Corp.	773	51,891
Vallourec	30	8,170
Valmont Industries Inc.	141	8,866
Vestas Wind Systems A/S (b)	185	11,961
Viad Corp.	192	7,841
Vinci SA (g)	133	21,393
Volt Information Sciences Inc. (b)	232	5,930
Volvo AB - Class B (b)	880	17,272
Volvo AB - Class B Redemption Shares (b)	176	657
Wabtec Corp.	390	14,489
Washington Group International Inc. (b)	191	12,782
Waste Connections Inc. (b)	514	16,021
Waste Management Inc.	445	16,647
Watsco Inc.	218	11,591
Watson Wyatt Worldwide Inc.	295	13,903
Watts Water Technologies Inc.	250	10,125
Werner Enterprises Inc.	918	17,359
Wesfarmers Ltd. (g)	616	19,949
Williams Scotsman International Inc. (b) (g)	398	8,768
Wolseley Plc	601	14,459
Woodward Governor Co.	264	13,028
WW Grainger Inc.	112	9,253
Yamato Transport Co. Ltd.	1,000	14,477
YRC Worldwide Inc. (b) (g)	530	21,089
Zodiac SA	116	8,902
		5,610,355
INFORMATION TECHNOLOGY - 10.3%
24/7 Real Media Inc. (b) (g)	862	8,577
3Com Corp. (b)	6,313	25,441

Acacia Research Corp. (b)	583	8,698
Actel Corp. (b)	430	6,295
Activision Inc. (b) (g)	2,190	43,800
Acxiom Corp.	628	14,193
Adaptec Inc. (b)	1,674	6,462
Adobe Systems Inc. (b)	445	18,494
Adtran Inc.	1,060	26,977
Advanced Energy Industries Inc. (b)	413	10,119
Advanced Micro Devices Inc. (b) (g)	444	6,136
Advent Software Inc. (b) (g)	333	11,175
Aeroflex Inc. (b)	666	9,351
Agile Software Corp. (b)	1,268	9,117
Agilent Technologies Inc. (b)	330	11,342
Agilysis Inc.	466	9,800
Alcatel SA (g)	1,777	23,468
Alliance Data Systems Corp. (b)	571	36,350
Altera Corp. (b)	396	8,926
AMIS Holdings Inc. (b)	738	8,561
Amkor Technology Inc. (b)	835	11,682
Amphenol Corp. - Class A	1,508	52,946
Analog Devices Inc.	330	12,745
Anaren Inc. (b)	439	8,306
Andrew Corp. (b)	2,572	28,086
Anixter International Inc. (b) (g)	238	17,041
Ansys Inc. (b)	256	13,107
Apple Computer Inc. (b)	653	65,169
Applied Materials Inc.	1,109	21,315
Applied Micro Circuits Corp. (b) (g)	2,191	6,157
aQuantive Inc. (b)	562	17,203
Ariba Inc. (b) (g)	1,008	8,891
Arris Group Inc. (b)	763	11,308
Arrow Electronics Inc. (b)	1,112	43,946
ASML Holding NV (b)	439	11,926
Aspen Technology Inc. (b)	708	9,615
Atheros Communications Inc. (b) (g)	366	9,805
Atmel Corp. (b)	3,720	19,790
ATMI Inc. (b)	277	8,568
Autodesk Inc. (b)	195	8,048
Automatic Data Processing Inc.	466	20,858
Avaya Inc. (b)	558	7,209
Avid Technology Inc. (b) (g)	323	10,740
Avnet Inc. (b)	1,135	46,422
Avocent Corp. (b) (g)	813	22,772
Axcelis Technologies Inc. (b)	1,338	10,236
Bankrate Inc. (b) (g)	206	8,316
BearingPoint Inc. (b) (g)	1,390	10,203
Benchmark Electronics Inc. (b)	471	9,976
BISYS Group Inc. (b)	2,028	23,464

Black Box Corp.	186	6,778
Blackbaud Inc.	314	6,933
Blackboard Inc. (b) (g)	260	8,921
Borland Software Corp. (b) (g)	1,434	7,987
Brightpoint Inc. (b)	580	7,714
Broadcom Corp. - Class A (b)	361	11,751
Broadridge Financial Solutions Inc. (b)	1,091	21,864
Brocade Communications Systems Inc. (b)	3,666	35,817
Brooks Automation Inc. (b)	555	9,696
Business Objects SA (b)	199	7,448
CA Inc. (g)	384	10,468
Cabot Microelectronics Corp. (b)	230	7,392
CACI International Inc. - Class A (b)	233	10,655
Cadence Design Systems Inc. (b)	2,503	55,567
Canon Inc.	800	44,883
Cap Gemini SA (g)	124	9,379
C-COR Inc. (b)	700	8,624
CDW Corp. (g)	540	38,885
Ceridian Corp. (b)	1,299	43,854
CheckFree Corp. (b) (g)	787	26,490
Cirrus Logic Inc. (b)	1,134	9,390
Cisco Systems Inc. (b)	4,588	122,683
Citrix Systems Inc. (b)	288	9,389
CNET Networks Inc. (b)	1,148	9,678
Cogent Inc. (b) (g)	708	9,940
Cognex Corp.	411	8,857
Cognizant Technology Solutions Corp. (b)	104	9,298
Cohu Inc.	387	7,964
CommScope Inc. (b) (g)	926	43,198
Comtech Group Inc. (b)	429	7,568
Comtech Telecommunications Corp. (b)	205	7,759
Conexant Systems Inc. (b) (g)	3,824	5,927
Corning Inc. (b)	1,190	28,227
Covansys Corp. (b)	340	11,356
Credence Systems Corp. (b)	1,500	5,565
Cree Inc. (b) (g)	698	14,239
CSG Systems International Inc. (b)	770	20,621
CTS Corp.	497	6,501
Cymer Inc. (b)	268	10,857
Cypress Semiconductor Corp. (b) (g)	1,698	38,748
Daktronics Inc. (g)	261	5,946
Dassault Systemes SA	147	8,703
Dell Inc. (b)	1,900	47,899
Diebold Inc.	596	28,411
Digital River Inc. (b) (g)	275	16,096
Diodes Inc. (b)	220	8,122
DST Systems Inc. (b) (g)	529	41,288
Dycom Industries Inc. (b)	559	14,484

Earthlink Inc. (b)	1,099	8,418
eBay Inc. (b)	920	31,225
eFunds Corp. (b)	346	9,653
Electro Scientific Industries Inc. (b)	387	7,972
Electronic Arts Inc. (b)	252	12,703
Electronic Data Systems Corp.	424	12,398
Electronics for Imaging Inc. (b)	453	12,082
Elpida Memory Inc. (b) (g)	100	4,213
EMC Corp. (b)	1,701	25,821
Emulex Corp. (b)	613	12,861
Entegris Inc. (b) (g)	1,035	12,130
Epicor Software Corp. (b) (g)	577	8,367
Equinix Inc. (b) (g)	202	16,861
Euronet Worldwide Inc. (b) (g)	263	7,325
Exar Corp. (b)	600	8,088
Extreme Networks (b)	1,862	7,616
F5 Networks Inc. (b)	352	27,027
Fair Isaac Corp.	557	19,890
Fairchild Semiconductor International Inc. (b)	1,108	19,501
FEI Co. (b) (g)	296	11,011
Finisar Corp. (b) (g)	2,415	8,742
First Data Corp.	682	22,097
FLIR Systems Inc. (b) (g)	471	19,071
FormFactor Inc. (b) (g)	325	13,419
Foundry Networks Inc. (b) (g)	1,051	15,891
Foxconn International Holdings Ltd. (b)	2,000	5,994
Fujitsu Ltd.	2,000	12,571
Gartner Inc. - Class A (b)	917	23,136
Gateway Inc. (b)	3,881	8,499
Genesis Microchip Inc. (b) (g)	769	6,598
Gevity HR Inc.	329	6,136
Global Imaging System Inc. (b)	425	12,278
Global Payments Inc.	634	24,079
Google Inc. - Class A (b)	163	76,835
Harmonic Inc. (b)	1,073	8,874
Harris Corp.	1,197	61,466
Hewlett-Packard Co. (g)	2,115	89,126
Hitachi Ltd.	4,000	30,379
Hoya Corp.	400	12,292
Imation Corp.	576	21,260
Infineon Technologies AG (b) (g)	621	9,633
Infocrossing Inc. (b) (g)	479	7,659
Informatica Corp. (b)	639	9,406
InfoSpace Inc. (b)	380	9,751
Ingram Micro Inc. - Class A (b)	1,246	24,447
Insight Enterprises Inc. (b)	413	8,186
Integrated Device Technology Inc. (b) (g)	1,738	26,035
Intel Corp.	4,443	95,525

InterDigital Communications Corp. (b) (g)	360	11,837
Intermec Inc. (b) (g)	378	8,441
Internap Network Services Corp. (b) (g)	393	6,036
International Business Machines Corp.	1,159	118,461
International Rectifier Corp. (b) (g)	637	22,473
Intersil Corp.	1,254	37,357
Interwoven Inc. (b)	532	8,124
Intevac Inc. (b) (g)	301	7,317
Intuit Inc. (b)	299	8,507
Ipass Inc. (b) (g)	1,327	7,099
Itron Inc. (b)	187	12,593
Ixia (b)	813	6,976
j2 Global Communications Inc. (b)	359	10,325
Jabil Circuit Inc.	318	7,409
Jack Henry & Associates Inc.	1,299	30,851
JDA Software Group Inc. (b)	566	10,075
Juniper Networks Inc. (b)	441	9,861
Kemet Corp. (b)	1,096	9,294
KLA-Tencor Corp. (g)	185	10,277
Knot Inc. (b) (g)	297	6,335
Komag Inc. (b) (g)	223	6,135
Konica Minolta Holdings Inc.	500	6,841
Kronos Inc. (b)	266	14,516
Kulicke & Soffa Industries Inc. (b)	929	9,271
Kyocera Corp.	200	19,438
L-1 Identity Solutions Inc. (b) (g)	516	9,918
Lam Research Corp. (b)	1,245	66,956
Lattice Semiconductor Corp. (b) (g)	1,532	8,365
Lawson Software Inc. (b)	1,055	9,390
Linear Technology Corp. (g)	328	12,274
Macrovision Corp. (b)	807	19,586
Manhattan Associates Inc. (b)	259	7,490
Mantech International Corp. - Class A (b)	212	6,504
Marchex Inc. - Class B (g)	583	7,457
Mattson Technology Inc. (b)	837	8,462
Maxim Integrated Products Inc. (g)	310	9,833
McAfee Inc. (b)	1,408	45,746
MEMC Electronic Materials Inc. (b)	1,451	79,631
Mentor Graphics Corp. (b)	1,279	20,694
Mercury Computer Systems Inc. (b)	584	7,925
Micrel Inc. (b)	836	10,492
Microchip Technology Inc.	1,910	77,049
Micron Technology Inc. (b) (g)	622	7,134
Micros Systems Inc. (b)	296	16,221
Microsemi Corp. (b)	526	12,156
Microsoft Corp.	6,612	197,963
MicroStrategy Inc. - Class A (b)	68	7,736
MKS Instruments Inc. (b)	345	9,298

Molex Inc.	247	7,380
MoneyGram International Inc.	768	21,834
Motorola Inc. (g)	1,865	32,320
MPS Group Inc. (b)	1,652	22,616
Murata Manufacturing Co. Ltd.	200	14,739
National Instruments Corp.	530	14,766
National Semiconductor Corp.	344	9,047
NCR Corp. (b)	182	9,173
Net 1 UEPS Technologies Inc. (b) (g)	369	9,291
NetGear Inc. (b)	297	9,982
Network Appliance Inc. (b)	283	10,530
Newport Corp. (b)	518	8,127
Nidec Corp.	100	6,309
Nintendo Co. Ltd.	100	31,237
Nokia Oyj (b) (g)	3,355	84,633
Nomura Research Institute Ltd.	500	13,366
Nuance Communications Inc. (b) (g)	879	13,545
Nvidia Corp. (b)	259	8,519
Obic Co. Ltd.	40	7,424
Omnivision Technologies Inc. (b) (g)	571	7,720
Omron Corp.	300	8,037
ON Semiconductor Corp. (b) (g)	1,097	11,749
Openwave Systems Inc. (b) (g)	845	6,211
Opsware Inc. (b) (g)	884	7,099
Oracle Corp. (b)	3,005	56,494
Packeteer Inc. (b)	574	5,453
Palm Inc. (b) (g)	1,586	26,772
Parametric Technology Corp. (b)	1,784	31,702
Park Electrochemical Corp.	366	10,083
Paxar Corp. (b)	354	10,624
Paychex Inc.	303	11,241
Perficient Inc. (b) (g)	475	10,070
Perot Systems Corp. (b)	684	12,244
Photroncis Inc. (b) (g)	477	7,179
Plantronics Inc.	800	20,088
Plexus Corp. (b)	744	15,594
Polycom Inc. (b)	1,384	46,087
Powerwave Technologies Inc. (b) (g)	3,335	20,777
Progress Software Corp. (b)	324	9,762
QUALCOMM Inc.	1,281	56,108
Quantum Corp. (b)	3,362	9,246
Quest Software Inc. (b)	532	9,049
Rackable Systems Inc. (b) (g)	680	7,997
Radiant Systems Inc. (b)	747	10,055
Radisys Corp. (b)	468	7,095
RealNetworks Inc. (b) (g)	753	5,685
RF Micro Devices Inc. (b) (g)	3,044	19,025
Ricoh Co. Ltd.	1,000	21,948

Rofin-Sinar Technologies Inc. (b)	129	8,550
Rohm Co. Ltd.	100	9,032
Rudolph Technologies Inc. (b)	490	8,462
S1 Corp. (b)	1,416	9,204
SanDisk Corp. (b) (g)	181	7,864
SAP AG	702	33,781
Sapient Corp. (b) (g)	1,421	10,274
SAVVIS Inc. (b) (g)	226	11,655
ScanSource Inc. (b) (g)	257	7,381
Secure Computing Corp. (b) (g)	1,189	9,631
Semtech Corp. (b)	1,274	18,371
Sigma Designs Inc. (b)	306	7,170
Silicon Image Inc. (b)	613	5,370
Silicon Laboratories Inc. (b) (g)	489	16,044
Silicon Storage Technology Inc. (b) (g)	1,730	7,128
SiRF Technology Holdings Inc. (b) (g)	370	8,976
Skyworks Solutions Inc. (b)	1,143	7,875
Sohu.com Inc. (b)	325	8,229
Sonic Solutions Inc. (b) (g)	479	6,241
SonicWALL Inc. (b)	926	7,556
Sonus Networks Inc. (b) (g)	1,779	13,752
SRA International Inc. - Class A (b)	1,017	24,845
STMicroelectronics NV	648	12,646
Sun Microsystems Inc. (b)	2,802	14,626
Supertex Inc. (b)	199	6,517
Sybase Inc. (b)	1,487	35,971
Sycamore Networks Inc. (b)	2,074	7,612
Symantec Corp. (b)	720	12,672
Symmetricom Inc. (b) (g)	874	7,141
Synaptics Inc. (b)	263	7,879
Synopsys Inc. (b)	1,239	34,271
Take-Two Interactive Software Inc. (b) (g)	540	10,352
TALX Corp. (g)	284	9,795
TDK Corp.	100	8,624
Tech Data Corp. (b)	521	18,516
Technitrol Inc.	326	8,747
Tekelec (b) (g)	526	7,543
Telefonaktiebolaget LM Ericsson - Class B	11,913	45,521
Tellabs Inc. (b) (g)	760	8,071
Tessera Technologies Inc. (b)	331	14,163
Texas Instruments Inc.	1,155	39,697
THQ Inc. (b)	456	15,217
TIBCO Software Inc. (b)	1,535	13,999
Tokyo Electron Ltd.	100	6,935
Toshiba Corp. (g)	2,000	14,893
Transaction Systems Architects Inc. (b)	609	19,324
Trident Microsystems Inc. (b)	429	9,108
Triquint Semiconductor Inc. (b)	1,854	9,585

TTM Technologies Inc. (b)	688	6,316
Tyler Technologies Inc. (b)	555	6,632
Ultratech Inc. (b)	625	8,656
United Online Inc.	587	8,470
Universal Display Corp. (b) (g)	520	8,102
UTStarcom Inc. (b) (g)	1,807	12,902
ValueClick Inc. (b)	1,545	44,187
Varian Semiconductor Equipment Associates Inc. (b)	411	27,274
Veeco Instruments Inc. (b)	416	7,603
VeriSign Inc. (b)	324	8,861
Viasat Inc. (b)	262	8,987
Vignette Corp. (b)	457	8,464
Vishay Intertechnology Inc. (b)	1,683	28,022
WebEx Communications Inc. (b)	293	16,625
webMethods Inc. (b)	1,060	9,634
Websense Inc. (b)	361	8,919
Western Digital Corp. (b)	1,930	34,122
Western Union Co.	611	12,862
Wind River Systems Inc. (b) (g)	1,131	11,118
Witness Systems Inc. (b)	445	12,131
Wright Express Corp. (b)	299	9,421
Xerox Corp. (b)	789	14,597
Xilinx Inc.	328	9,669
Yahoo! Inc. (b) (g)	972	27,255
Yahoo! Japan Corp. (g)	20	6,914
Zebra Technologies Corp. (b) (g)	702	27,933
Zoran Corp. (b)	535	10,625
		5,666,777
MATERIALS - 4.5%
A. Schulman Inc.	351	8,129
AEP Industries Inc. (b)	146	6,214
Air Liquide	96	23,800
Air Products & Chemicals Inc.	267	20,426
Airgas Inc.	724	32,254
AK Steel Holding Corp. (b) (g)	785	23,958
Akzo Nobel NV	299	23,996
Albemarle Corp.	702	29,800
Alcoa Inc.	786	27,895
Allegheny Technologies Inc.	86	9,424
AMCOL International Corp. (g)	281	6,752
Amcor Ltd.	1,723	10,613
Anglo American Plc	1,086	57,189
AptarGroup Inc.	300	21,975
Arch Chemicals Inc.	234	7,071
Asahi Kasei Corp.	2,000	14,143
Ashland Inc.	113	6,774
BASF AG (g)	450	53,690
Bayer AG (g)	608	41,825

BHP Billiton Ltd.	2,872	70,118
BHP Billiton Plc	2,041	45,605
Billerud AB	439	6,664
Boliden AB	303	7,531
Boral Ltd.	1,575	10,983
Bowater Inc. (g)	1,064	23,291
Brush Engineered Materials Inc. (b)	231	11,093
Buckeye Technologies Inc. (b)	651	8,248
Cabot Corp.	601	27,225
Century Aluminum Co. (b)	175	8,279
CF Industries Holdings Inc.	416	16,511
Chaparral Steel Co.	329	23,195
Chemtura Corp.	2,186	24,112
Ciba Specialty Chemicals AG	167	11,034
Cleveland-Cliffs Inc. (g)	313	21,688
Coeur d’Alene Mines Corp. (b) (g)	2,062	8,434
Commercial Metals Co.	1,056	35,408
CRH Plc	430	18,847
Cytec Industries Inc.	406	22,289
Dow Chemical Co.	797	35,554
Eastman Chemical Co.	132	8,936
EI Du Pont de Nemours & Co.	781	38,402
Ferro Corp.	527	10,967
Florida Rock Industries Inc. (g)	485	33,523
FMC Corp.	352	27,079
Freeport-McMoRan Copper & Gold Inc.	260	17,462
Georgia Gulf Corp. (g)	404	6,452
Gibraltar Industries Inc.	332	7,404
Glatfelter (g)	562	8,402
Graphic Packaging Corp. (b) (g)	1,801	9,239
Grief Inc.	230	12,788
Hanson Plc	779	13,259
HB Fuller Co.	455	11,634
Headwaters Inc. (b)	389	8,430
Hecla Mining Co. (b) (g)	1,018	8,969
Hercules Inc. (b)	947	17,841
Holcim Ltd.	178	19,067
Holmen AB	235	10,472
Imperial Chemical Industries Plc	977	10,345
Innospec Inc.	168	9,020
International Paper Co.	505	19,049
James Hardie Industries NV	1,030	7,556
JFE Holdings Inc.	400	21,987
Johnson Matthey Plc	484	15,152
Kobe Steel Ltd.	3,000	10,579
Lafarge SA (g)	127	20,618
Linde AG (g)	124	13,872
Louisiana-Pacific Corp.	1,013	19,966

Lubrizol Corp.	738	44,236
Lyondell Chemical Co.	1,916	59,626
Martin Marietta Materials Inc. (g)	408	59,495
Mercer International Inc. (b)	657	8,055
Metal Management Inc.	206	9,902
Minerals Technologies Inc.	328	20,867
Mittal Steel Co. NV	536	28,650
Monsanto Co.	427	25,189
Newcrest Mining Ltd.	376	7,259
NewMarket Corp.	132	6,221
Newmont Mining Corp. (g)	357	14,887
Nippon Steel Corp.	5,000	32,258
Nitto Denko Corp.	200	8,827
Nucor Corp.	241	15,294
Olin Corp.	1,309	22,436
OM Group Inc. (b)	204	10,716
Packaging Corp.	1,062	26,295
Pactiv Corp. (b)	219	7,573
PolyOne Corp. (b) (g)	1,040	6,822
PPG Industries Inc.	224	16,482
Praxair Inc.	399	25,755
Quanex Corp.	330	14,200
Rautaruukki Oyj	196	10,569
Reliance Steel & Aluminum Co. (g)	603	35,818
Rexam Plc	758	7,935
Rio Tinto Ltd.	231	15,776
Rio Tinto Plc	858	52,136
Rock-Tenn Co. - Class A	288	11,019
Rockwood Holdings Inc. (b)	309	9,486
Rohm & Haas Co.	190	9,722
Royal Gold Inc.	217	6,364
RPM International Inc.	1,180	25,099
RTI International Metals Inc. (b)	165	15,555
Salzgitter AG	60	9,866
Schnitzer Steel Industries Inc. - Class A	196	10,174
Scotts Miracle-Gro Co. (g)	515	23,160
Sensient Technologies Corp.	868	22,724
Shin-Etsu Chemical Co. Ltd.	300	19,363
Silgan Holdings Inc.	178	10,214
Sonoco Products Co.	976	41,617
Spartech Corp.	297	8,333
SSAB Svenskt Stal AB - Class B	400	13,219
Steel Dynamics Inc.	802	35,537
Stillwater Mining Co. (b) (g)	625	9,625
Stora Enso Oyj - Class R	586	10,693
Sumitomo Chemical Co. Ltd.	2,000	13,210
Sumitomo Metal Industries Ltd.	4,000	20,310
Symyx Technologies Inc. (b)	361	4,154

Syngenta AG (b) (g)	95	18,872
Terra Industries Inc. (b)	680	11,995
Texas Industries Inc.	179	13,634
ThyssenKrupp AG	323	17,255
Tokuyama Corp. (g)	1,000	14,993
Toray Industries Inc.	2,000	13,717
United States Steel Corp.	107	10,865
UPM-Kymmene Oyj	485	11,953
Valspar Corp.	1,171	31,664
Voestalpine AG	151	10,143
Vulcan Materials Co. (g)	91	11,254
Weyerhaeuser Co.	173	13,705
Worthington Industries Inc. (g)	1,299	28,903
WR Grace & Co. (b)	479	12,741
Xstrata Plc	461	23,989
Zinifex Ltd.	527	7,197
		2,456,110

TELECOMMUNICATION SERVICES - 2.0%
Alaska Communications Systems Group Inc. (g)	514	8,173
Alltel Corp.	317	19,873
AT&T Inc.	4,897	189,612
Belgacom SA	225	9,889
Bouygues (g)	181	14,422
BT Group Plc - Class A	6,143	38,642
Cincinnati Bell Inc. (b)	3,949	20,021
Citizens Communications Co. (g)	142	2,211
Consolidated Communications Holdings Inc.	373	7,419
Deutsche Telekom AG (g)	2,199	40,043
Dobson Communications Corp. (b) (g)	1,063	9,684
Embarq Corp.	148	8,886
FiberTower Corp. (b) (g)	1,327	5,985
France Telecom SA	1,290	37,722
General Communication Inc. - Class A (b)	496	7,058
Golden Telecom Inc.	167	9,788
Harris Stratex Networks Inc. - Class A (b)	403	8,036
Hellenic Telecommunications Organization SA (b)	487	13,998
Iowa Telecommunicatoins Services Inc. (g)	396	8,043
KDDI Corp.	2	15,717
NeuStar Inc. - Class A (b) (g)	416	11,964
Nippon Telegraph & Telephone Corp.	4	19,860
NTT DoCoMo Inc.	14	23,829
Premiere Global Services Inc. (b)	826	10,052
Qwest Communications International Inc. (b) (g)	1,194	10,603
Royal KPN NV (g)	1,476	25,060
Singapore Telecommunications Ltd.	6,000	13,029
SoftBank Corp. (b) (g)	600	12,898
Sprint Nextel Corp.	2,242	44,907

SureWest Communications (g)	283	7,166
Telecom Italia SpA (g)	9,186	27,562
Telecom Italia SpA – RNC (g)	5,962	14,565
Telefonica SA	3,482	78,211
Telekom Austria AG	505	14,282
Telenor ASA (g)	520	9,677
Telephone & Data Systems Inc.	904	51,483
TeliaSonera AB (g)	1,662	13,451
Time Warner Telecom Inc. - Class A (b) (g)	1,000	20,500
USA Mobility Inc.	349	7,454
Verizon Communications Inc.	2,213	84,492
Vodafone Group Plc	39,958	113,679
Windstream Corp. (g)	549	8,025
		1,097,971
UTILITIES - 4.1%
AES Corp. (b)	501	11,017
AGL Resources Inc.	699	30,434
Allegheny Energy Inc. (b)	170	9,088
Allete Inc.	275	13,313
Alliant Energy Corp.	1,049	45,946
American Electric Power Co. Inc.	353	17,728
Aqua America Inc. (g)	1,344	29,716
Aquila Inc. (b)	5,959	24,611
Avista Corp.	418	9,861
Black Hills Corp. (g)	605	24,085
California Water Service Group	193	7,502
Cascade Natural Gas Corp.	516	13,416
Centrica Plc	2,771	21,352
Chubu Electric Power Co. Inc.	400	12,852
Cleco Corp.	499	14,002
CLP Holdings Ltd.	1,500	10,956
Consolidated Edison Inc. (g)	213	10,918
Constellation Energy Group Inc.	184	16,398
Dominion Resources Inc. (g)	300	27,360
DPL Inc. (g)	1,048	32,855
Duke Energy Corp.	983	20,171
Duquesne Light Holdings Inc.	1,494	29,790
E.ON AG (g)	490	73,294
Edison International Inc.	309	16,176
El Paso Electric Co. (b)	381	10,058
Electric Power Development Co.	200	8,757
Empire District Electric Co.	316	7,805
Endesa SA	596	32,560
Enel SpA	3,836	43,594
Energy East Corp.	1,553	37,614
Entergy Corp.	161	18,216
Equitable Resources Inc.	1,178	61,268
Exelon Corp.	563	42,456

FirstEnergy Corp.	259	17,726
Fortum Oyj	322	9,969
FPL Group Inc. (g)	356	22,916
Gaz de France (g)	193	9,057
Great Plains Energy Inc.	984	32,118
Hawaiian Electric Industries Inc. (g)	974	25,636
Iberdrola SA (g)	601	29,767
Idacorp Inc.	723	24,907
Integrys Energy Group Inc.	320	17,952
International Power Plc	1,301	11,375
ITC Holdings Corp.	195	8,206
Kansai Electric Power Co. Inc.	400	11,195
Kyushu Electric Power Co. Inc.	300	8,451
MDU Resources Group Inc.	1,622	49,147
MGE Energy Inc. (g)	213	7,694
National Fuel Gas Co.	817	38,407
National Grid Plc	2,212	34,731
New Jersey Resources Corp.	219	11,760
Nicor Inc.	372	19,061
NiSource Inc.	368	9,049
Northeast Utilities	1,397	44,941
Northwest Natural Gas Co.	217	11,026
NorthWestern Corp.	458	16,094
NSTAR (g)	1,118	40,136
OGE Energy Corp.	839	32,251
Oneok Inc.	973	47,103
Otter Tail Corp. (g)	410	14,022
Pepco Holdings Inc.	1,801	53,166
PG&E Corp.	287	14,522
Piedmont Natural Gas Co.	588	15,517
Pinnacle West Capital Corp.	154	7,437
PNM Resources Inc.	1,331	43,324
Portland General Electric Co. (g)	286	8,288
PPL Corp.	316	13,781
Progress Energy Inc. (g)	342	17,288
Public Service Enterprise Group Inc.	228	19,711
Puget Energy Inc.	1,253	32,352
Questar Corp.	94	9,130
RWE AG (g)	366	38,577
SCANA Corp.	1,303	56,720
Scottish & Southern Energy Plc	635	18,983
Scottish Power Plc (h)	1,109	17,963
Sempra Energy	260	16,505
Sierra Pacific Resources (b)	1,944	35,497
SJW Corp.	201	6,967
Sociedad General de Aguas de Barcelona SA (g)	213	7,753
Southern Co.	701	26,491
Southwest Gas Corp.	389	14,739

Suez SA (g)	774	44,111
TECO Energy Inc. (g)	453	8,131
Tohoku Electric Power Co. Inc.	300	7,164
Tokyo Electric Power Co. Inc.	800	26,589
Tokyo Gas Co. Ltd.	2,000	10,051
TXU Corp.	358	23,478
UIL Holdings Corp.	205	7,001
Union Fenosa SA (g)	158	8,633
UniSource Energy Corp.	340	13,059
United Utilities Plc	720	10,732
Vectren Corp. (g)	1,009	29,332
Veolia Environnement (g)	226	18,652
Verbund - Oesterreichische Elektrizitaetswirtschafts AG (g)	146	7,511
Westar Energy Inc.	1,503	40,912
WGL Holdings Inc.	1,082	36,615
Wisconsin Energy Corp.	1,155	56,352
Xcel Energy Inc. (g)	338	8,143
		2,221,043

Total Common Stocks (cost $39,786,754)		41,808,278

PREFERRED STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Porsche AG	6	10,019
Total Preferred Stocks (cost $9,388)		10,019

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.9%
AmeriCredit Automobile Receivables Trust,
5.21%, 10/06/11	$50,000	50,048
Banc of America Commercial Mortgage Inc.,
5.97%, 05/10/45 (d)	75,000	77,377
Bank One Issuance Trust, 3.86%, 06/15/11	50,000	49,153
Citibank Credit Card Master Trust I, 5.88%, 03/10/11	75,000	76,128
Commercial Mortgage Pass Through Certificates,
5.31%, 12/10/46 (d)	30,000	29,792
GMAC Commercial Mortgage Securities Inc.,
6.96%, 09/15/35 (d)	100,000	105,293
Goldman Sachs Mortgage Securities Corp.,
4.61%, 01/10/40 (d)	75,000	72,719
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.56%, 04/15/43 (d)	75,000	75,751
LB-UBS Commercial Mortgage Trust, 5.16%, 02/15/34 (d)	100,000	98,610
Merrill Lynch Mortgage Trust, 4.75%, 06/12/43	75,000	72,185
Morgan Stanley Capital I
5.91%, 10/15/42 (d)	100,000	102,458
5.64%, 03/12/44 (d)	100,000	100,654
Wachovia Bank Commercial Mortgage Trust,
5.50%, 10/15/48	75,000	75,702

WFS Financial Owner Trust, 3.87%, 08/17/12	50,000	49,251

Total Non-U.S. Government Agency Asset-Backed
Securities (cost $1,038,232)		1,035,121

CORPORATE BONDS AND NOTES - 2.8%
CONSUMER DISCRETIONARY - 0.3%
Comcast Cable Communications Holdings Inc.,
8.38%, 03/15/13	50,000	57,335
Home Depot Inc., 5.20%, 03/01/11	50,000	50,082
Time Warner Inc., 6.75%, 04/15/11	50,000	52,632
		160,049
CONSUMER STAPLES - 0.1%
Wal-Mart Stores Inc., 4.13%, 07/01/10	50,000	48,765

ENERGY - 0.1%
ConocoPhillips Holding Co., 8.75%, 05/25/10	50,000	55,301

FINANCIALS - 1.6%
American General Finance Corp., 5.38%, 10/01/12	50,000	50,269
Bank of America Corp., 5.63%, 10/14/16	50,000	50,983
Bear Stearns Co., 4.50%, 10/28/10	50,000	49,021
Berkshire Hathaway Finance Corp., 4.13%, 01/15/10	50,000	48,993
Citigroup Inc., 6.63%, 06/15/32	50,000	54,575
Credit Suisse USA Inc., 6.13%, 11/15/11	50,000	52,022
European Investment Bank, 3.38%, 06/12/13	50,000	46,239
General Electric Capital Corp., 5.63%, 10/20/16	50,000	50,129
Goldman Sachs Group Inc., 6.13%, 02/15/33	50,000	50,691
Household Finance Corp., 6.38%, 10/15/11	50,000	52,140
International Bank for Reconstruction & Development,
3.63%, 05/21/13	50,000	47,164
JPMorgan Chase & Co., 5.15%, 10/01/15	50,000	49,195
Kreditanstalt fuer Wiederaufbau, 4.63%, 01/20/11	50,000	49,761
Lehman Brothers Holdings Inc., 4.50%, 07/26/10	50,000	49,047
Morgan Stanley, 4.75%, 04/01/14	50,000	47,876
National Rural Utilities Cooperative Finance Corp.,
7.25%, 03/01/12	50,000	54,442
Wachovia Corp., 5.25%, 08/01/14	50,000	49,697
Wells Fargo & Co., 4.88%, 01/12/11	50,000	49,767
		902,011
HEALTH CARE - 0.2%
Abbott Laboratories, 5.60%, 05/15/11	50,000	50,991
Merck & Co. Inc., 4.75%, 03/01/15	50,000	48,154
	99,145
INFORMATION TECHNOLOGY - 0.2%
Cisco Systems Inc., 5.25%, 02/22/11	50,000	50,357
International Business Machines Corp., 4.75%, 11/29/12	50,000	49,421

		99,778

TELECOMMUNICATION SERVICES - 0.3%
AT&T Inc., 5.10%, 09/15/14	50,000	49,095
Deutsche Telekom International Finance BV,
8.00%, 06/15/10 (i)	50,000	54,104
Verizon Communications, 7.38%, 09/01/12	50,000	54,936
		158,135

Total Corporate Bonds and Notes (cost $1,521,770)		1,523,184

GOVERNMENT AND AGENCY OBLIGATIONS - 14.4%
GOVERNMENT SECURITIES - 4.5%
Sovereign - 0.2%
Mexico Government International Bond,
5.63%, 01/15/17 (g)	50,000	50,775
Province of Quebec, Canada, 5.13%, 11/14/16	50,000	49,980
		100,755
U.S. Treasury Securities - 4.3%
U.S. Treasury Bond
8.00%, 11/15/21	190,000	252,032
6.63%, 02/15/27 (g)	150,000	182,660
4.50%, 02/15/36 (g)	120,000	113,794
U.S. Treasury Note
4.63%, 11/30/08 (g)	560,000	559,322
4.63%, 11/15/09 (g)	240,000	240,384
3.50%, 02/15/10 (g)	90,000	87,567
5.75%, 08/15/10 (g)	40,000	41,519
4.50%, 11/30/11 (g)	50,000	49,980
4.00%, 11/15/12 (g)	80,000	78,053
3.88%, 02/15/13 (g)	335,000	324,191
4.00%, 02/15/15	100,000	96,125
5.13%, 05/15/16 (g)	110,000	114,009
4.63%, 11/15/16 (g)	250,000	249,844
		2,389,480
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 9.9%
Federal Home Loan Bank - 1.2%
Federal Home Loan Bank
6.63%, 09/15/09 (g)	225,000	233,948
5.00%, 09/18/09 (g)	190,000	190,839
4.38%, 09/17/10 (g)	120,000	118,551
5.25%, 10/06/11	50,000	49,977
4.88%, 11/18/11	50,000	50,107
		643,422
Federal Home Loan Mortgage Corp. - 0.4%
Federal Home Loan Mortgage Corp.
5.25%, 04/18/16 (g)	100,000	102,012
6.25%, 07/15/32 (g)	100,000	114,185
		216,197
Federal National Mortgage Association - 7.8%
Federal National Mortgage Association
3.25%, 08/15/08	250,000	244,605
5.20%, 11/08/10 (g)	100,000	99,908
6.13%, 07/17/13	100,000	100,868
5.00%, 06/01/18	13,460	13,303
4.50%, 10/01/18	257,290	249,779
5.00%, 07/01/19	235,117	232,129
5.50%, 10/01/19	264,029	264,745
5.00%, 12/01/26	248,024	241,668
6.63%, 11/15/30	125,000	147,981
6.00%, 11/01/32	33,803	34,261
6.00%, 03/01/33	37,561	38,064
5.00%, 06/01/33	670,730	649,622
5.50%, 06/01/33	531,347	526,848
6.00%, 09/01/33	39,213	39,686
6.00%, 02/01/34	105,964	107,477
6.00%, 03/01/34	27,787	28,073
5.00%, 06/01/34	99,275	96,094
4.46%, 08/01/34 (d)	66,763	66,379
6.00%, 08/01/34	11,695	11,836
5.50%, 12/01/34	264,456	262,047
6.00%, 05/11/36, TBA (c)	150,000	151,125
5.58%, 07/01/36 (d)	151,335	151,569
6.50%, 09/01/36	190,398	194,414
7.00%, 09/01/36	48,040	49,618
6.00%, 02/01/37	199,604	201,156
5.87%, 04/01/37	69,601	70,207
		4,273,462
Government National Mortgage Association - 0.5%
Government National Mortgage Association
5.50%, 10/15/35	239,633	238,491
6.00%, 11/15/36	48,544	49,209
		287,700

Total Government and Agency Obligations (cost $7,915,992)		7,911,016

SHORT TERM INVESTMENTS - 29.1%
Mutual Funds - 4.1%
JNL Money Market Fund, 5.15% (a) (e)	2,232,433	2,232,433

Securities Lending Collateral - 24.8%
Mellon GSL Delaware Business Trust Collateral Fund,
5.34% (a) (e)	13,597,405	13,597,405

U.S. Treasury Securities - 0.2%
U.S. Treasury Bill, 4.95%, 06/14/07 (f) (j)	125,000	124,270

Total Short Term Investments (cost $15,954,083)		15,954,108

Total Investments - 124.5% (cost $66,226,219)		68,241,726

Other Assets and Liabilities, Net - (24.5%)		-13,413,198

Total Net Assets - 100%		$54,828,528

(a)	Investment in affiliate.
(b)	Non-income producing security.
(c)	Investment purchased on a when-issued basis. As of April 30, 2007, the total cost of investments purchased on a when-issued basis for the Jackson Perspective Index 5 Fund is $151,172.
(d)	Variable rate security. Rate stated is in effect as of April 30, 2007.
(e)	Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of April 30, 2007.
(f)	Zero coupon security. Rate stated is the effective yield as of April 30, 2007.
(g)	All or portion of the security has been loaned.
(h)	Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. As of April 30, 2007 the percentage of net assets invested in fair valued securites for the Jackson Perspective Index 5 Fund is 0.03%.
(i)	Security in which the interest rate is inversely affected by upgrades or downgrades to the credit rating.
(j)	All or a portion of the security pledged as collateral for open futures contracts.
(k)	For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as a top-fifty holding in terms of market value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of April 30, 2007.

Abbreviations:
ADR - American Depository Receipt
DKK - Danish Krone
EUR - European Currency Unit (Euro)
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
TBA - To Be Announced
USD - United States Dollar
RNC - Risparmio Non-Convertible Saving Shares
virt-x - a crossboarder Recognised Investment Exchange (RIE)
"-" Amount rounds to less than one dollar.

ITEM 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

ITEM 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable as this is an Open-End Management Investment Company.

ITEM 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

ITEM 11. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

ITEM 12. Exhibits.

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	June 29, 2007

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	June 29, 2007